                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]   AIM CHINA FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   27.50%
Class B Shares                                                                   27.02
Class C Shares                                                                   26.94
Class Y Shares                                                                   27.61
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64
MSCI China 10/40 Index(Square) (Style-Specific Index)                            34.06
MSCI China Index(Triangle)* (Former Style-Specific Index)                        30.04
Lipper China Region Funds Index(Triangle) (Peer Group Index)                     27.40
Lipper China Region Funds Category Average(Triangle)** (Former Peer Group)       23.24

(Triangle) Lipper Inc.; (Square) Invesco Aim, Bloomberg L.P.

*    The Fund has elected to use the MSCI China 10/40 Index as its style-specific benchmark instead of the MSCI China Index because it will better align the Fund's style-specific benchmark with its investment processes and restrictions.

**   The Fund has elected to use the Lipper China Region Funds Index as its peer group index instead of the Lipper China Region Funds Category Average when the index became available.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI CHINA 10/40 INDEX is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.

   The MSCI CHINA INDEX is a free float-adjusted market capitalization index that is designed to measure equity market performance in China.

   The LIPPER CHINA REGION FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper China Regions Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region.

   The LIPPER CHINA REGION FUNDS CATEGORY AVERAGE represents an average of all of the funds in the Lipper China Region Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM CHINA FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (3/31/06)                  6.94%   CLASS A SHARES
 1 Year                            -37.86    Inception (3/31/06)                  3.46%
                                              1 Year                            -36.66
CLASS B SHARES
Inception (3/31/06)                  7.28%   CLASS B SHARES
 1 Year                            -37.96    Inception (3/31/06)                  3.71%
                                              1 Year                            -36.80
CLASS C SHARES
Inception (3/31/06)                  8.06%   CLASS C SHARES
 1 Year                            -35.42    Inception (3/31/06)                  4.60%
                                              1 Year                            -34.16
CLASS Y SHARES
Inception                            8.94%   CLASS Y SHARES
 1 Year                            -34.19    Inception                            5.42%
                                              1 Year                            -32.97
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    PROSPECTUS AS OF THE DATE OF THIS REPORT
3, 2008; RETURNS SINCE THAT DATE ARE ACTUAL  FOR CLASS A, CLASS B, CLASS C AND CLASS Y
RETURNS. ALL OTHER RETURNS ARE BLENDED       SHARES WAS 1.77%, 2.52%, 2.52% AND 1.52%,
RETURNS OF ACTUAL CLASS Y SHARE              RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
PERFORMANCE AND RESTATED CLASS A SHARE       ABOVE MAY VARY FROM THE EXPENSE RATIOS
PERFORMANCE (FOR PERIODS PRIOR TO THE        PRESENTED IN OTHER SECTIONS OF THIS REPORT
INCEPTION DATE OF CLASS Y SHARES) AT NET     THAT ARE BASED ON EXPENSES INCURRED DURING
ASSET VALUE. THE RESTATED CLASS A SHARE      THE PERIOD COVERED BY THIS REPORT.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES
APPLICABLE TO CLASS A SHARES AS WELL AS         CLASS A SHARE PERFORMANCE REFLECTS THE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
RECEIVED BY CLASS A SHARES. CLASS A          AND CLASS C SHARE PERFORMANCE REFLECTS THE
SHARES' INCEPTION DATE IS MARCH 31, 2006.    APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   THE PERFORMANCE DATA QUOTED REPRESENT     CDSC ON CLASS B SHARES DECLINES FROM 5%
PAST PERFORMANCE AND CANNOT GUARANTEE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
COMPARABLE FUTURE RESULTS; CURRENT           THE BEGINNING OF THE SEVENTH YEAR. THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS C SHARES IS 1% FOR THE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     FIRST YEAR AFTER PURCHASE. CLASS Y SHARES
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   DO NOT HAVE A FRONT-END SALES CHARGE OR A
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CDSC; THEREFORE, PERFORMANCE IS AT NET
IN NET ASSET VALUE AND THE EFFECT OF THE     ASSET VALUE.
MAXIMUM SALES CHARGE UNLESS OTHERWISE
STATED. PERFORMANCE FIGURES DO NOT REFLECT      THE PERFORMANCE OF THE FUND'S SHARE
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CLASSES WILL DIFFER PRIMARILY DUE TO
ON FUND DISTRIBUTIONS OR SALE OF FUND        DIFFERENT SALES CHARGE STRUCTURES AND
SHARES. INVESTMENT RETURN AND PRINCIPAL      CLASS EXPENSES.
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
A GAIN OR LOSS WHEN YOU SELL SHARES.            A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
   THE NET ANNUAL FUND OPERATING EXPENSE     THE FUND WITHIN 31 DAYS OF PURCHASE.
RATIO SET FORTH IN THE MOST RECENT FUND      EXCEPTIONS TO THE REDEMPTION FEE ARE
PROSPECTUS AS OF THE DATE OF THIS REPORT     LISTED IN THE FUND'S PROSPECTUS.
FOR CLASS A, CLASS B, CLASS C AND CLASS Y
SHARES WAS 1.76%, 2.51%, 2.51% AND 1.51%,    (1) Total annual operating expenses less
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND           any contractual fee waivers and/or
OPERATING EXPENSE RATIO SET FORTH IN THE         expense reimbursements by the advisor
MOST RECENT FUND                                 in effect through at least June
                                                 30, 2009. See current prospectus for
                                                 more information.


3   AIM CHINA FUND


                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT PHOTO]     shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 959 4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM CHINA FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS-94.35%(b)

AIRLINES-0.34%

China Southern Airlines Co. Ltd.(c)                   1,994,000    $    465,982
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.61%

Anta Sports Products Ltd.                             1,330,000       1,124,087
-------------------------------------------------------------------------------
China Dongxiang Group Co.                             2,168,000       1,051,840
===============================================================================
                                                                      2,175,927
===============================================================================


AUTO PARTS & EQUIPMENT-0.56%

Minth Group Ltd.                                      1,232,000         763,030
===============================================================================


AUTOMOBILE MANUFACTURERS-2.41%

Denway Motors Ltd. (Hong Kong)                        1,986,000         832,386
-------------------------------------------------------------------------------
Dongfeng Motor Group Co. Ltd.-Class H
  (Hong Kong)                                         2,386,000       1,784,575
-------------------------------------------------------------------------------
Great Wall Motor Co. Ltd.-Class H                     1,202,000         636,677
===============================================================================
                                                                      3,253,638
===============================================================================


CASINOS & GAMING-1.02%

SJM Holdings Ltd. (Hong Kong)                         4,656,000       1,384,215
===============================================================================


COAL & CONSUMABLE FUELS-3.84%

China Shenhua Energy Co. Ltd.-Class H                 1,311,000       3,633,050
-------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.-Class H                  1,640,000       1,558,778
===============================================================================
                                                                      5,191,828
===============================================================================


COMMODITY CHEMICALS-1.00%

Sinopec Shanghai Petrochemical Co. Ltd.-Class H
  (Hong Kong)(c)                                      3,946,000       1,346,771
===============================================================================


COMMUNICATIONS EQUIPMENT-1.52%

Comba Telecom Systems Holdings Ltd. (Hong Kong)       1,984,000         850,257
-------------------------------------------------------------------------------
ZTE Corp.-Class H                                       357,292       1,205,350
===============================================================================
                                                                      2,055,607
===============================================================================


CONSTRUCTION MATERIALS-0.76%

Anhui Conch Cement Co. Ltd.-Class H (Hong Kong)         154,000       1,021,740
===============================================================================


DISTRIBUTORS-0.87%

Integrated Distribution Services Group Ltd.
  (Hong Kong)                                         1,000,000       1,176,751
===============================================================================


DIVERSIFIED BANKS-17.68%

Bank of China Ltd.-Class H                           15,945,000       5,907,423
-------------------------------------------------------------------------------
Bank of Communications Co. Ltd.-Class H               4,938,000       3,976,189
-------------------------------------------------------------------------------
China CITIC Bank                                      2,937,000       1,335,658
-------------------------------------------------------------------------------
China Construction Bank Corp.-Class H                 7,679,000       4,441,561
-------------------------------------------------------------------------------
China Merchants Bank Co., Ltd.-Class H                  987,000       1,758,687
-------------------------------------------------------------------------------
Hang Seng Bank Ltd. (Hong Kong)                          82,700         916,422
-------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd.-Class
  H                                                   9,764,000       5,551,759
===============================================================================
                                                                     23,887,699
===============================================================================


DIVERSIFIED METALS & MINING-0.50%

Fushan International Energy Group Ltd.
  (Hong Kong)(c)                                      2,452,000         679,790
===============================================================================


DIVERSIFIED REAL ESTATE ACTIVITIES-2.55%

Chinese Estates Holdings Ltd. (Hong Kong)             1,116,000       1,389,851
-------------------------------------------------------------------------------
Franshion Properties China Ltd. (Hong Kong)           4,076,000       1,094,724
-------------------------------------------------------------------------------
Guangzhou Investment Co. Ltd. (Hong Kong)             5,948,000         964,962
===============================================================================
                                                                      3,449,537
===============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.19%

Zhuzhou CSR Times Electric Co., Ltd.-Class H
  (Hong Kong)                                         1,177,000       1,613,656
===============================================================================


ELECTRONIC COMPONENTS-0.71%

BYD Co. Ltd.-Class H(c)                                 365,000         958,666
===============================================================================


FOOTWEAR-0.30%

Daphne International Holdings Ltd.                    1,062,000         409,719
===============================================================================


GOLD-0.78%

Zijin Mining Group Co., Ltd.-Class H                  1,374,000       1,053,529
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.74%

China Resources Power Holdings Co. Ltd.
  (Hong Kong)                                           464,000       1,038,073
-------------------------------------------------------------------------------
Datang International Power Generation Co.
  Ltd.-Class H                                        1,206,000         577,569
-------------------------------------------------------------------------------
Huaneng Power International, Inc.-Class H             1,088,000         740,997
===============================================================================
                                                                      2,356,639
===============================================================================


INDUSTRIAL CONGLOMERATES-1.90%

Beijing Enterprises Holdings Ltd. (Hong Kong)           194,500         855,408
-------------------------------------------------------------------------------
Shanghai Industrial Holdings Ltd. (Hong Kong)           499,000       1,708,437
===============================================================================
                                                                      2,563,845
===============================================================================


INTEGRATED OIL & GAS-9.17%

China Petroleum and Chemical Corp. (Sinopec)-Class
  H                                                   7,910,000       6,149,827
-------------------------------------------------------------------------------
PetroChina Co. Ltd.-Class H                           7,176,000       6,237,360
===============================================================================
                                                                     12,387,187
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CHINA FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-4.47%

China Telecom Corp. Ltd.-Class H                      7,884,000    $  3,865,366
-------------------------------------------------------------------------------
China Unicom Ltd. (Hong Kong)                         1,882,322       2,175,048
===============================================================================
                                                                      6,040,414
===============================================================================


INTERNET SOFTWARE & SERVICES-2.43%

Tencent Holdings Ltd.                                   369,600       3,276,580
===============================================================================


LEISURE PRODUCTS-0.56%

Li Ning Co. Ltd. (Hong Kong)                            369,000         759,116
===============================================================================


LIFE & HEALTH INSURANCE-9.24%

China Life Insurance Co., Ltd.-Class H                2,792,000       9,760,960
-------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-Class
  H                                                     440,000       2,725,054
===============================================================================
                                                                     12,486,014
===============================================================================


MARINE-1.59%

Shun Tak Holdings Ltd. (Hong Kong)                    4,834,000       2,145,063
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.36%

CNOOC Ltd.                                            5,102,000       5,682,487
-------------------------------------------------------------------------------
CNPC Hong Kong Ltd. (Hong Kong)                       3,130,000       1,553,132
===============================================================================
                                                                      7,235,619
===============================================================================


PACKAGED FOODS & MEATS-2.20%

Uni-President China Holdings Ltd. (Taiwan)            1,424,000         718,417
-------------------------------------------------------------------------------
Want Want China Holdings Ltd.                         4,488,000       2,252,643
===============================================================================
                                                                      2,971,060
===============================================================================


PAPER PRODUCTS-1.23%

Lee & Man Paper Manufacturing Ltd. (Hong Kong)          861,200         644,499
-------------------------------------------------------------------------------
Shandong Chenming Paper Holdings Ltd.-Class H         2,190,000       1,016,553
===============================================================================
                                                                      1,661,052
===============================================================================


PERSONAL PRODUCTS-2.36%

Hengan International Group Co. Ltd.                     761,000       3,186,319
===============================================================================


REAL ESTATE DEVELOPMENT-5.36%

China Merchants Property Development Co., Ltd.          406,800         651,384
-------------------------------------------------------------------------------
China Overseas Land & Investment Ltd. (Hong Kong)     1,104,960       1,928,385
-------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)                   794,000       1,421,487
-------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.-Class H               349,200         561,789
-------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                         1,265,500       1,403,403
-------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd. (Hong Kong)             1,736,500       1,275,030
===============================================================================
                                                                      7,241,478
===============================================================================

SPECIALTY CHEMICALS-0.31%

Huabao International Holdings Ltd. (Hong Kong)          590,000         418,703
===============================================================================


STEEL-1.33%

Angang Steel Co. Ltd.-Class H                           858,000       1,031,337
-------------------------------------------------------------------------------
Maanshan Iron and Steel Co. Ltd.-Class H              1,876,000         764,584
===============================================================================
                                                                      1,795,921
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-7.45%

China Mobile Ltd.                                     1,169,000      10,071,084
===============================================================================
  Total Common Stocks (Cost $132,705,725)                           127,484,179
===============================================================================



MONEY MARKET FUNDS-8.28%

Liquid Assets Portfolio-Institutional Class(d)        5,595,587       5,595,587
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              5,595,587       5,595,587
===============================================================================
     Total Money Market Funds (Cost $11,191,174)                     11,191,174
===============================================================================
TOTAL INVESTMENTS-102.63% (Cost $143,896,899)                       138,675,353
===============================================================================
OTHER ASSETS LESS LIABILITIES-(2.63)%                                (3,554,195)
===============================================================================
NET ASSETS-100.00%                                                  135,121,158
_______________________________________________________________________________
===============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CHINA FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Financials                                                           36.4%
-------------------------------------------------------------------------
Energy                                                               18.4
-------------------------------------------------------------------------
Telecommunication Services                                           11.9
-------------------------------------------------------------------------
Consumer Discretionary                                                7.3
-------------------------------------------------------------------------
Materials                                                             5.9
-------------------------------------------------------------------------
Consumer Staples                                                      4.6
-------------------------------------------------------------------------
Industrials                                                           4.1
-------------------------------------------------------------------------
Information Technology                                                4.0
-------------------------------------------------------------------------
Utilities                                                             1.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 5.7
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $132,705,725)                           $ 127,484,179
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        11,191,174
=================================================================================
     Total investments, at value (Cost $143,896,899)                  138,675,353
=================================================================================
Foreign currencies, at value (Cost $19,468)                                19,479
---------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                        876,034
---------------------------------------------------------------------------------
  Dividends                                                               355,243
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           3,797
---------------------------------------------------------------------------------
Other assets                                                               44,269
=================================================================================
     Total assets                                                     139,974,175
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 4,338,487
---------------------------------------------------------------------------------
  Fund shares reacquired                                                  224,540
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              159,444
---------------------------------------------------------------------------------
  Accrued other operating expenses                                        119,957
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         10,589
=================================================================================
     Total liabilities                                                  4,853,017
=================================================================================
Net assets applicable to shares outstanding                         $ 135,121,158
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 254,574,247
---------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (474,733)
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (113,757,186)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (5,221,170)
=================================================================================
                                                                    $ 135,121,158
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $  91,981,610
_________________________________________________________________________________
=================================================================================
Class B                                                             $  13,655,507
_________________________________________________________________________________
=================================================================================
Class C                                                             $  27,919,437
_________________________________________________________________________________
=================================================================================
Class Y                                                             $   1,238,305
_________________________________________________________________________________
=================================================================================
Institutional Class                                                 $     326,299
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 7,384,327
_________________________________________________________________________________
=================================================================================
Class B                                                                 1,112,936
_________________________________________________________________________________
=================================================================================
Class C                                                                 2,278,441
_________________________________________________________________________________
=================================================================================
Class Y                                                                    99,308
_________________________________________________________________________________
=================================================================================
Institutional Class                                                        26,181
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $       12.46
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.46 divided by 94.50%)                  $       13.19
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $       12.27
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $       12.25
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $       12.47
_________________________________________________________________________________
=================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       12.46
_________________________________________________________________________________
=================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CHINA FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $49,179)                             $    729,835
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              46,732
================================================================================================
     Total investment income                                                             776,567
================================================================================================


EXPENSES:

Advisory fees                                                                            506,217
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            66,597
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 91,406
------------------------------------------------------------------------------------------------
  Class B                                                                                 59,462
------------------------------------------------------------------------------------------------
  Class C                                                                                110,690
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     289,987
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                          58
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,504
------------------------------------------------------------------------------------------------
Other                                                                                    123,925
================================================================================================
     Total expenses                                                                    1,284,641
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (53,758)
================================================================================================
     Net expenses                                                                      1,230,883
================================================================================================
Net investment income (loss)                                                            (454,316)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (19,944,023)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (8,267)
================================================================================================
                                                                                     (19,952,290)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               47,689,109
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (227)
================================================================================================
                                                                                      47,688,882
================================================================================================
Net realized and unrealized gain                                                      27,736,592
================================================================================================
Net increase in net assets resulting from operations                                $ 27,282,276
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                 2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                               $   (454,316)   $     459,079
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (19,952,290)     (93,144,427)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         47,688,882     (204,449,207)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations           27,282,276     (297,134,555)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                        (370,784)        (221,048)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                          (3,229)              --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                              (4,646)          (5,457)
==========================================================================================================
     Total distributions from net investment income                              (378,659)        (226,505)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --       (9,017,711)
----------------------------------------------------------------------------------------------------------
  Class B                                                                              --       (1,209,567)
----------------------------------------------------------------------------------------------------------
  Class C                                                                              --       (3,141,859)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --          (74,510)
==========================================================================================================
     Total distributions from net realized gains                                      --       (13,443,647)
==========================================================================================================
Share transactions-net:
  Class A                                                                       4,291,924     (106,755,882)
----------------------------------------------------------------------------------------------------------
  Class B                                                                        (881,784)      (9,157,656)
----------------------------------------------------------------------------------------------------------
  Class C                                                                         923,104      (36,102,039)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                         424,888          704,668
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                              (1,471)      (1,826,719)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                             4,756,661     (153,137,628)
==========================================================================================================
     Net increase (decrease) in net assets                                     31,660,278     (463,942,335)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                         103,460,880      567,403,215
==========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(474,733) and $358,242, respectively)                                  $135,121,158    $ 103,460,880
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CHINA FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM China Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM CHINA FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

        Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

        Transaction costs are often higher and there may be delays in settlement procedures.

        Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or

12        AIM CHINA FUND
      losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.05%, 2.80%, 2.80%, 1.80% and 1.80% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $4,872 and reimbursed class level expenses of $44,534 for Class A, Class B, Class C and Class Y shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $357.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the

13        AIM CHINA FUND
course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $16,389 in front-end sales commissions from the sale of Class A shares and $5,395, $37,918 and $8,415 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $ 20,761,253
--------------------------------------
Level 2                   117,914,100
--------------------------------------
Level 3                            --
======================================
                         $138,675,353
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,995.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


14        AIM CHINA FUND

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,964 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $90,931,044
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $67,179,048 and $60,591,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 12,138,053
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (20,238,945)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (8,100,892)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $146,776,245.




15        AIM CHINA FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 APRIL 30, 2009(a)                 OCTOBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    1,641,901     $ 18,409,689       6,523,696     $ 132,997,795
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      179,883        1,988,009         725,706        14,659,700
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      401,955        4,530,094       2,045,319        44,586,448
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    58,421          604,607          63,802           766,030
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            3,612           38,648          57,563         1,282,405
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       30,633          335,433         368,758         8,164,317
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --          52,744         1,156,163
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         129,748         2,841,472
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                          295            3,229              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              409            4,471           3,372            74,932
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       28,345          304,719         108,243         1,946,451
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (28,748)        (304,719)       (109,651)       (1,946,451)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (1,391,305)     (14,757,917)    (13,404,560)     (249,864,445)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (241,723)      (2,565,074)     (1,273,996)      (23,027,068)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (356,987)      (3,606,990)     (4,434,414)      (83,529,959)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (17,379)        (182,948)         (5,831)          (61,362)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (3,994)         (44,590)       (162,148)       (3,184,056)
=========================================================================================================================
     Net increase (decrease) in share activity                 305,318     $  4,756,661      (9,311,649)    $(153,137,628)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 10% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      62,515      $ 751,430
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (62,515)      (751,430)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $11,235 and $305,496 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended and October 31, 2008, respectively.


16        AIM CHINA FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  NET GAINS (LOSSES)
                           NET ASSET      NET        ON SECURITIES                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT         (BOTH        TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME       REALIZED AND     INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD   (LOSS)(a)    UNREALIZED)(b)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 9.82     $(0.03)         $  2.72         $  2.69     $(0.05)       $   --         $(0.05)
Year ended 10/31/08           28.59       0.07           (18.15)         (18.08)     (0.01)        (0.68)         (0.69)
Year ended 10/31/07           10.98       0.01            17.70           17.71      (0.10)           --          (0.10)
Year ended 10/31/06(f)        10.00       0.09             0.89            0.98         --            --             --
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      9.66      (0.07)            2.68            2.61         --            --             --
Year ended 10/31/08           28.32      (0.06)          (17.92)         (17.98)        --         (0.68)         (0.68)
Year ended 10/31/07           10.93      (0.14)           17.60           17.46      (0.07)           --          (0.07)
Year ended 10/31/06(f)        10.00       0.05             0.88            0.93         --            --             --
--------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      9.65      (0.07)            2.67            2.60         --            --             --
Year ended 10/31/08           28.29      (0.06)          (17.90)         (17.96)        --         (0.68)         (0.68)
Year ended 10/31/07           10.92      (0.14)           17.58           17.44      (0.07)           --          (0.07)
Year ended 10/31/06(f)        10.00       0.05             0.87            0.92         --            --             --
--------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.82      (0.02)            2.72            2.70      (0.05)           --          (0.05)
Year ended 10/31/08(f)        12.02       0.00            (2.20)          (2.20)        --            --             --
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.91       0.00             2.73            2.73      (0.18)           --          (0.18)
Year ended 10/31/08           28.72       0.17           (18.25)         (18.08)     (0.05)        (0.68)         (0.73)
Year ended 10/31/07           10.99       0.09            17.74           17.83      (0.10)           --          (0.10)
Year ended 10/31/06(f)        10.00       0.11             0.88            0.99         --            --             --
__________________________________________________________________________________________________________________________
==========================================================================================================================

                                                                      RATIO OF          RATIO OF
                                                                      EXPENSES          EXPENSES
                                                                     TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                     NET ASSETS      ASSETS WITHOUT    INVESTMENT
                            NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                           VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                            OF PERIOD  RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $12.46       27.50%     $ 91,982           2.05%(e)          2.14%(e)       (0.61)%(e)      59%
Year ended 10/31/08            9.82      (64.58)       69,460           1.75              1.76            0.39           94
Year ended 10/31/07           28.59      162.36       385,401           1.85              1.86            0.04          102
Year ended 10/31/06(f)        10.98        9.80        14,212           2.09(g)           4.14(g)         1.60(g)        80
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     12.27       27.02        13,656           2.80(e)           2.89(e)        (1.36)(e)       59
Year ended 10/31/08            9.66      (64.84)       11,625           2.50              2.51           (0.36)          94
Year ended 10/31/07           28.32      160.56        51,222           2.60              2.61           (0.71)         102
Year ended 10/31/06(f)        10.93        9.30         2,881           2.84(g)           4.89(g)         0.85(g)        80
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     12.25       26.94        27,919           2.80(e)           2.89(e)        (1.36)(e)       59
Year ended 10/31/08            9.65      (64.83)       21,548           2.50              2.51           (0.36)          94
Year ended 10/31/07           28.29      160.52       127,122           2.60              2.61           (0.71)         102
Year ended 10/31/06(f)        10.92        9.20         2,950           2.84(g)           4.89(g)         0.85(g)        80
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     12.47       27.61         1,238           1.80(e)           1.89(e)        (0.36)(e)       59
Year ended 10/31/08(f)         9.82      (18.30)          569           1.80(g)           1.81(g)         0.34(g)        94
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     12.46       27.86           326           1.39(e)           1.40(e)         0.05(e)        59
Year ended 10/31/08            9.91      (64.37)          259           1.26              1.27            0.88           94
Year ended 10/31/07           28.72      163.45         3,658           1.35              1.36            0.53          102
Year ended 10/31/06(f)        10.99        9.90           835           1.84(g)           3.48(g)         1.85(g)        80
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C and Institutional Class shares of less than $0.005, $0.02, $0.03 and $0.02 per share for the six months ended April 30, 2009 and the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. Redemption fees added to shares of beneficial interest for Class Y shares were less than $0.005 per share for the six months ended April 30, 2009 and the year ended October 31, 2008.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $73,730, $11,991, $22,321, $858 and $278 for Class A, Class B, Class C,
     Class Y and Institutional Class shares, respectively.
(f) Class A, Class B, Class C and Institutional Class shares commenced on March 31, 2006. Class Y shares commenced on October 3, 2008.
(g)  Annualized.


17        AIM CHINA FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM CHINA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,275.00       $11.56      $1,014.63       $10.24       2.05%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,270.20        15.76       1,010.91        13.96       2.80
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,269.40        15.76       1,010.91        13.96       2.80
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,276.10        10.16       1,015.87         9.00       1.80
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM CHINA FUND

Supplement to Semiannual Report dated 4/30/09

AIM CHINA FUND

INSTITUTIONAL CLASS SHARES                   ==========================================   not indicative of future results. More
                                             AVERAGE ANNUAL TOTAL RETURNS                 recent returns may be more or less than
The following information has been                                                        those shown. All returns assume
prepared to provide Institutional Class      For periods ended 4/30/09                    reinvestment of distributions at NAV.
shareholders with a performance overview                                                  Investment return and principal value will
specific to their holdings. Institutional    Inception (3/31/06)                  9.40%   fluctuate so your shares, when redeemed,
Class shares are offered exclusively to       1 Year                            -33.83    may be worth more or less than their
institutional investors, including defined    6 Months*                          27.86    original cost. See full report for
contribution plans that meet certain         ==========================================   information on comparative benchmarks.
criteria.                                                                                 Please consult your Fund prospectus for
                                             ==========================================   more information. For the most current
                                             AVERAGE ANNUAL TOTAL RETURNS                 month-end performance, please call
                                                                                          800 451 4246 or visit invescoaim.com.
                                             For periods ended 3/31/09, most recent
                                             calendar quarter-end                         (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                             Inception (3/31/06)                  5.88%       expense reimbursements by the advisor
                                              1 Year                            -32.54        in effect through at least June
                                              6 Months*                          -9.74        30, 2009. See current prospectus for
                                                                                              more information.
                                             *  Cumulative total return that has not
                                                been annualized
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.27%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.28%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 31 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

                                                Please note that past performance is

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CHI-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,278.60       $7.85       $1,017.90       $6.95        1.39%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM CHINA FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
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o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20,2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   CHI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO] AIM DEVELOPING MARKETS FUND
--SERVICE MARK--   Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   17.84%
Class B Shares                                                                   17.34
Class C Shares                                                                   17.37
Class Y Shares                                                                   17.94
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64
MSCI Emerging Markets Index(Triangle) (Style-Specific Index)                     17.38
Lipper Emerging Market Funds Index(Triangle) (Peer Group Index)                  11.51

(Triangle)Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI EMERGING MARKETS INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

   The LIPPER EMERGING MARKET FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Emerging Markets Funds category. The funds seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM DEVELOPING MARKETS FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar          expense reimbursements by the advisor
applicable sales charges                     quarter-end, including maximum applicable        in effect through at least June
                                             sales charges                                    30, 2009. See current prospectus for
CLASS A SHARES                                                                                more information.
Inception (1/11/94)                  3.08%   CLASS A SHARES
 10 Years                            7.49    Inception (1/11/94)                  2.03%
  5 Years                           11.14     10 Years                            6.96
  1 Year                           -40.61      5 Years                            5.84
                                               1 Year                           -46.93
CLASS B SHARES
Inception (11/3/97)                  4.28%   CLASS B SHARES
 10 Years                            7.57    Inception (11/3/97)                  2.88%
  5 Years                           11.35     10 Years                            7.06
  1 Year                           -40.63      5 Years                            5.98
                                               1 Year                           -46.95
CLASS C SHARES
Inception (3/1/99)                   9.82%   CLASS C SHARES
 10 Years                            7.40    Inception (3/1/99)                   8.21%
  5 Years                           11.62     10 Years                            6.88
  1 Year                           -38.24      5 Years                            6.30
                                               1 Year                           -44.79
CLASS Y SHARES
 10 Years                            8.11%   CLASS Y SHARES
  5 Years                           12.45     10 Years                            7.58%
  1 Year                           -37.05      5 Years                            7.07
                                               1 Year                           -43.78
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
3, 2008; RETURNS SINCE THAT DATE ARE         OPERATING EXPENSE RATIO SET FORTH IN THE
ACTUAL RETURNS. ALL OTHER RETURNS ARE        MOST RECENT FUND PROSPECTUS AS OF THE DATE
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      OF THIS REPORT FOR CLASS A, CLASS B, CLASS
PERFORMANCE AND RESTATED CLASS A SHARE       C AND CLASS Y SHARES WAS 1.61%, 2.36%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        2.36% AND 1.36%, RESPECTIVELY. THE EXPENSE
INCEPTION DATE OF CLASS Y SHARES) AT NET     RATIOS PRESENTED ABOVE MAY VARY FROM THE
ASSET VALUE.                                 EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                             OF THIS REPORT THAT ARE BASED ON EXPENSES
   THE RESTATED CLASS A SHARE PERFORMANCE    INCURRED DURING THE PERIOD COVERED BY THIS
REFLECTS THE RULE 12B-1 FEES APPLICABLE TO   REPORT.
CLASS A SHARES AS WELL AS ANY FEE WAIVERS
OR EXPENSE REIMBURSEMENTS RECEIVED BY           CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS A SHARES. CLASS A SHARES' INCEPTION    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
DATE IS JANUARY 11,1994.                     AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             APPLICABLE CONTINGENT DEFERRED SALES
   THE PERFORMANCE DATA QUOTED REPRESENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
PAST PERFORMANCE AND CANNOT GUARANTEE        CDSC ON CLASS B SHARES DECLINES FROM 5%
COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE TO 0% AT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THE BEGINNING OF THE SEVENTH YEAR. THE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    HAVE A FRONT-END SALES CHARGE OR A CDSC;
IN NET ASSET VALUE AND THE EFFECT OF THE     THEREFORE, PERFORMANCE IS AT NET ASSET
MAXIMUM SALES CHARGE UNLESS OTHERWISE        VALUE.
STATED. PERFORMANCE FIGURES DO NOT REFLECT
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY      THE PERFORMANCE OF THE FUND'S SHARE
ON FUND DISTRIBUTIONS OR SALE OF FUND        CLASSES WILL DIFFER PRIMARILY DUE TO
SHARES. INVESTMENT RETURN AND PRINCIPAL      DIFFERENT SALES CHARGE STRUCTURES AND
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    CLASS EXPENSES.
A GAIN OR LOSS WHEN YOU SELL SHARES.
                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
   THE NET ANNUAL FUND OPERATING EXPENSE     REIMBURSED EXPENSES IN THE PAST,
RATIO SET FORTH IN THE MOST RECENT FUND      PERFORMANCE WOULD HAVE BEEN LOWER.
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C AND CLASS Y       A REDEMPTION FEE OF 2% WILL BE IMPOSED
SHARES WAS 1.60%, 2.35%, 2.35% AND 1.35%,    ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                             THE FUND WITHIN 31 DAYS OF PURCHASE.
                                             EXCEPTIONS TO THE REDEMPTION FEE ARE
                                             LISTED IN THE FUND'S PROSPECTUS.


3  AIM DEVELOPING MARKETS FUND


                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments;
  [CROCKETT PHOTO]     as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4  AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-80.17%

BRAZIL-10.32%

All America Latina Logistica(b)                         986,000    $  5,070,754
-------------------------------------------------------------------------------
American Banknote S.A.(c)                               224,100       1,250,924
-------------------------------------------------------------------------------
American Banknote S.A.                                1,697,900       9,477,663
-------------------------------------------------------------------------------
Dufry South America Ltd.-BDR(c)                         255,600       2,119,085
-------------------------------------------------------------------------------
Dufry South America Ltd.-BDR                            459,300       3,807,886
-------------------------------------------------------------------------------
Equatorial Energia S.A.                               2,742,600      17,103,604
-------------------------------------------------------------------------------
Terna Participacoes S.A.(c)(d)                          150,000       2,532,485
-------------------------------------------------------------------------------
Terna Participacoes S.A.(d)                             189,000       3,190,931
-------------------------------------------------------------------------------
Totvs S.A.(c)                                           200,000       5,417,277
-------------------------------------------------------------------------------
Totvs S.A.                                              239,000       6,473,646
-------------------------------------------------------------------------------
Wilson Sons Ltd.-BDR(c)                                 550,000       3,019,766
-------------------------------------------------------------------------------
Wilson Sons Ltd.-BDR                                    810,500       4,450,037
===============================================================================
                                                                     63,914,058
===============================================================================


CANADA-0.18%

Addax Petroleum Corp.                                    40,041       1,102,033
===============================================================================


CHINA-11.76%

Agile Property Holdings Ltd.                          6,626,000       4,924,487
-------------------------------------------------------------------------------
China Nepstar Chain Drugstore Ltd.-ADR                  499,298       2,516,462
-------------------------------------------------------------------------------
CNOOC Ltd.                                           11,655,000      12,981,063
-------------------------------------------------------------------------------
Haitian International Holdings Ltd.                  19,421,000       4,115,810
-------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd.-Class
  H                                                  14,451,000       8,216,762
-------------------------------------------------------------------------------
Stella International Holdings Ltd.                    9,196,500      12,222,208
-------------------------------------------------------------------------------
Want Want China Holdings Ltd.                        10,104,000       5,071,458
-------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                               2,604,000       3,568,868
-------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                        30,916,000      19,205,894
===============================================================================
                                                                     72,823,012
===============================================================================


CZECH REPUBLIC-0.74%

CEZ A.S.                                                110,258       4,552,176
===============================================================================


GREECE-2.03%

Intralot S.A.                                         2,132,432      12,596,175
===============================================================================


HUNGARY-0.64%

Richter Gedeon Nyrt.                                     30,174       3,932,394
===============================================================================


INDONESIA-6.30%

PT Astra International Tbk                            7,658,500      12,921,452
-------------------------------------------------------------------------------
PT Bank Central Asia Tbk                             39,719,000      12,433,363
-------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                   15,882,000       8,744,442
-------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                           6,635,500       4,902,464
===============================================================================
                                                                     39,001,721
===============================================================================


ISRAEL-1.75%

Teva Pharmaceutical Industries Ltd.-ADR                 247,558      10,865,321
===============================================================================


LUXEMBOURG-0.41%

Millicom International Cellular S.A.(e)                  52,411       2,539,837
===============================================================================


MALAYSIA-5.95%

Parkson Holdings Berhad                              11,363,400      13,217,498
-------------------------------------------------------------------------------
Public Bank Berhad                                    2,452,100       5,914,476
-------------------------------------------------------------------------------
SP Setia Berhad                                       2,549,600       2,526,814
-------------------------------------------------------------------------------
Top Glove Corp. Berhad                                9,726,200      15,166,769
===============================================================================
                                                                     36,825,557
===============================================================================


MEXICO-6.82%

America Movil S.A.B de C.V.-Series L-ADR                709,700      23,313,645
-------------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de C.V.-Series
  B(e)                                                        1               0
-------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                               1,001,391      15,501,532
-------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.(e)            3,128,300       3,445,277
===============================================================================
                                                                     42,260,454
===============================================================================


PHILIPPINES-8.02%

GMA Holdings, Inc.-PDR(c)(e)(f)                       2,532,000         225,206
-------------------------------------------------------------------------------
GMA Holdings, Inc.-PDR(e)(f)                         99,821,000       8,878,485
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                  349,150      15,898,076
-------------------------------------------------------------------------------
PNOC Energy Development Corp.(c)                      3,623,000         270,795
-------------------------------------------------------------------------------
PNOC Energy Development Corp.                        80,337,000       6,004,652
-------------------------------------------------------------------------------
SM Investments Corp.                                  3,657,258      18,382,747
===============================================================================
                                                                     49,659,961
===============================================================================


RUSSIA-3.61%

Gazprom-ADR                                             283,177       4,975,378
-------------------------------------------------------------------------------
LUKOIL-ADR                                               91,593       4,041,083
-------------------------------------------------------------------------------
Mobile TeleSystems-ADR                                  213,900       7,088,646
-------------------------------------------------------------------------------
Pharmstandard(c)(e)                                     108,100       3,075,445
-------------------------------------------------------------------------------
Pharmstandard(e)                                         35,000         995,750
-------------------------------------------------------------------------------
Vimpel-Communications-ADR                               231,187       2,177,782
===============================================================================
                                                                     22,354,084
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM DEVELOPING MARKETS FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SOUTH AFRICA-3.19%

AngloGold Ashanti Ltd.-ADR                              119,457    $  3,679,276
-------------------------------------------------------------------------------
Naspers Ltd.-Class N                                    546,632      11,190,511
-------------------------------------------------------------------------------
Sasol Ltd.                                              160,738       4,864,990
===============================================================================
                                                                     19,734,777
===============================================================================


SOUTH KOREA-5.09%

CJ CheilJedang Corp.                                     22,302       2,738,116
-------------------------------------------------------------------------------
CJ Corp.                                                145,829       5,618,541
-------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                      106,840       6,620,507
-------------------------------------------------------------------------------
Hyundai Development Co.                                 144,420       4,483,688
-------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                    73,434       3,302,655
-------------------------------------------------------------------------------
KCC Engineering & Construction Co., Ltd.                161,050       4,242,948
-------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                             5,648       4,534,425
===============================================================================
                                                                     31,540,880
===============================================================================


SWEDEN-1.70%

Oriflame Cosmetics S.A.-SDR                             243,745      10,548,866
===============================================================================


TAIWAN-3.57%

Hung Poo Real Estate Development Corp.                6,618,000       6,108,685
-------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                               5,950,242       9,477,527
-------------------------------------------------------------------------------
Wistron Corp.                                         5,161,769       6,538,627
===============================================================================
                                                                     22,124,839
===============================================================================


THAILAND-4.22%

CP ALL PCL                                            2,464,500         870,831
-------------------------------------------------------------------------------
Kasikornbank PCL                                      7,119,200      11,301,118
-------------------------------------------------------------------------------
Siam Commercial Bank PCL                              8,171,000      13,955,148
===============================================================================
                                                                     26,127,097
===============================================================================


TURKEY-3.87%

Eczacibasi Ilac Sanayi ve Ticaret A.S.               11,723,400       8,820,428
-------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.                        2,935,266       7,452,993
-------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.                 521,849       5,181,042
-------------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.                  836,494       2,536,732
===============================================================================
                                                                     23,991,195
===============================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $590,779,998)                                496,494,437
===============================================================================



FOREIGN PREFERRED STOCKS-2.07%

BRAZIL-2.07%

Petroleo Brasileiro S.A.-ADR-Pfd. (Cost
  $1,669,325)                                           475,000      12,815,500
===============================================================================



MONEY MARKET FUNDS-13.53%

Liquid Assets Portfolio-Institutional Class(g)       41,898,779      41,898,779
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)             41,898,779      41,898,779
-------------------------------------------------------------------------------
     Total Money Market Funds (Cost $83,797,558)                     83,797,558
===============================================================================
TOTAL INVESTMENTS-95.77% (Cost $676,246,881)                        593,107,495
===============================================================================
OTHER ASSETS LESS LIABILITIES-4.23%                                  26,227,056
===============================================================================
NET ASSETS-100.00%                                                 $619,334,551
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
BDR    - British Deposit Receipt
PDR    - Philippine Deposit Receipt
Pfd.   - Preferred
SDR    - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Each unit represents one common share and four preferred shares.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $17,910,983, which represented 2.89% of the Fund's Net Assets.
(d)   Each unit represents one ordinary share and two preferred shares.
(e)   Non-income producing security.
(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2009 was $9,103,691, which represented 1.47% of the Fund's Net Assets. See Note 4.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM DEVELOPING MARKETS FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               20.2%
-------------------------------------------------------------------------
Financials                                                           11.8
-------------------------------------------------------------------------
Telecommunication Services                                           10.6
-------------------------------------------------------------------------
Industrials                                                          10.1
-------------------------------------------------------------------------
Energy                                                                7.4
-------------------------------------------------------------------------
Health Care                                                           6.9
-------------------------------------------------------------------------
Utilities                                                             6.0
-------------------------------------------------------------------------
Consumer Staples                                                      4.2
-------------------------------------------------------------------------
Information Technology                                                3.0
-------------------------------------------------------------------------
Materials                                                             2.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                17.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $592,449,323)                           $509,309,937
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       83,797,558
================================================================================
     Total investments, at value (Cost $676,246,881)                 593,107,495
================================================================================
Cash                                                                      60,585
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $13,997,282)                       14,401,061
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     6,725,444
--------------------------------------------------------------------------------
  Fund shares sold                                                     6,013,534
--------------------------------------------------------------------------------
  Dividends                                                            2,811,281
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         13,200
--------------------------------------------------------------------------------
Other assets                                                              39,674
================================================================================
     Total assets                                                    623,172,274
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,953,491
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 687,348
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             537,351
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       595,741
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        63,792
================================================================================
     Total liabilities                                                 3,837,723
================================================================================
Net assets applicable to shares outstanding                         $619,334,551
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $782,597,751
--------------------------------------------------------------------------------
Undistributed net investment income                                    3,357,736
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (83,817,653)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (82,803,283)
================================================================================
                                                                    $619,334,551
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $476,605,019
________________________________________________________________________________
================================================================================
Class B                                                             $ 33,463,677
________________________________________________________________________________
================================================================================
Class C                                                             $ 82,387,364
________________________________________________________________________________
================================================================================
Class Y                                                             $ 10,407,084
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 16,471,407
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               26,100,512
________________________________________________________________________________
================================================================================
Class B                                                                1,876,487
________________________________________________________________________________
================================================================================
Class C                                                                4,624,824
________________________________________________________________________________
================================================================================
Class Y                                                                  569,372
________________________________________________________________________________
================================================================================
Institutional Class                                                      903,526
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      18.26
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.26 divided by 94.50%)                  $      19.32
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      17.83
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      17.81
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      18.28
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      18.23
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,053,898)                          $  7,742,020
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             370,527
================================================================================================
     Total investment income                                                           8,112,547
================================================================================================


EXPENSES:

Advisory fees                                                                          2,303,223
------------------------------------------------------------------------------------------------
Administrative services fees                                                              77,277
------------------------------------------------------------------------------------------------
Custodian fees                                                                           381,455
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                483,659
------------------------------------------------------------------------------------------------
  Class B                                                                                144,035
------------------------------------------------------------------------------------------------
  Class C                                                                                345,018
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                   1,141,455
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,977
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 18,078
------------------------------------------------------------------------------------------------
Other                                                                                    248,369
================================================================================================
     Total expenses                                                                    5,146,546
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (471,220)
================================================================================================
     Net expenses                                                                      4,675,326
================================================================================================
Net investment income                                                                  3,437,221
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(251))                                                           (77,900,612)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (278,875)
================================================================================================
                                                                                     (78,179,487)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(125,271))             161,447,618
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     792,670
================================================================================================
                                                                                     162,240,288
================================================================================================
Net realized and unrealized gain                                                      84,060,801
================================================================================================
Net increase in net assets resulting from operations                                $ 87,498,022
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DEVELOPING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  3,437,221    $   12,571,566
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (78,179,487)       15,330,983
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       162,240,288      (771,341,751)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations          87,498,022      (743,439,202)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (7,987,622)       (7,173,873)
----------------------------------------------------------------------------------------------------------
  Class B                                                                       (109,925)         (172,961)
----------------------------------------------------------------------------------------------------------
  Class C                                                                       (261,186)         (377,099)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (38,106)               --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (370,432)         (286,795)
==========================================================================================================
     Total distributions from net investment income                           (8,767,271)       (8,010,728)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (10,013,041)      (42,089,669)
----------------------------------------------------------------------------------------------------------
  Class B                                                                       (817,601)       (3,896,418)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,942,659)       (8,494,911)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (46,942)               --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (307,798)       (1,135,957)
==========================================================================================================
     Total distributions from net realized gains                             (13,128,041)      (55,616,955)
==========================================================================================================
Share transactions-net:
  Class A                                                                     25,431,268      (135,692,086)
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,546,226)      (18,290,777)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,486,444)      (21,508,495)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                      7,348,365         2,348,360
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          3,105,160        (2,054,509)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           29,852,123      (175,197,507)
==========================================================================================================
     Net increase (decrease) in net assets                                    95,454,833      (982,264,392)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                        523,879,718     1,506,144,110
==========================================================================================================
  End of period (includes undistributed net investment income of
     $3,357,736 and $8,687,786, respectively)                               $619,334,551    $  523,879,718
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's primary investment objective is to provide long-term growth of capital with a secondary investment objective of income.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM DEVELOPING MARKETS FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


12        AIM DEVELOPING MARKETS FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.75%, 2.50%, 2.50%, 1.50% and 1.50% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $35,243 and reimbursed class level expenses of $422,764 for Class A, Class B, Class C and Class Y shares, in proportion to relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,027.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's

13        AIM DEVELOPING MARKETS FUND

Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $26,253 in front-end sales commissions from the sale of Class A shares and $3,235, $42,383 and $12,906 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $369,510,590
--------------------------------------
Level 2                   223,596,905
--------------------------------------
Level 3                            --
======================================
                         $593,107,495
______________________________________
======================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2009.

                                                                               CHANGE IN
                                    VALUE       PURCHASES       PROCEEDS      UNREALIZED       VALUE     DIVIDEND    REALIZED
                                  10/31/08       AT COST       FROM SALES    APPRECIATION    04/30/09     INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------

Yantai North Andre Juice Co.
  Ltd.(a)                       $  3,989,694  $          --  $   (6,001,679)  $ 2,011,985  $         --  $     --  $(2,273,664)
------------------------------------------------------------------------------------------------------------------------------
GMA Holdings, Inc.-PDR(a)          8,785,216             --              --       318,475     9,103,691   525,715           --
==============================================================================================================================
  Total Investments in
     Affiliates                 $ 12,774,910  $          --  $   (6,001,679)  $ 2,330,460  $  9,103,691  $525,715  $(2,273,664)
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a) As of April 30, 2009, the security is no longer considered an affiliate of the Fund.


14        AIM DEVELOPING MARKETS FUND

NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities sales of $258, which resulted in net realized gains (losses) of $(251).

NOTE 6--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $12,186.

NOTE 7--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,685 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,498,065 of capital loss carryforward in the fiscal year ending October 31, 2009.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                    $2,280,845
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                     2,694,002
-----------------------------------------------------------------------------------------------
October 31, 2012                                                                         9,980
===============================================================================================
Total capital loss carryforward                                                     $4,984,827
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


15        AIM DEVELOPING MARKETS FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $73,851,788 and $98,111,273, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  66,211,052
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (149,996,135)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (83,785,083)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $676,892,578.


NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 APRIL 30, 2009(a)                 OCTOBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    6,386,765     $ 99,525,090       8,855,693     $ 261,805,064
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      180,997        2,806,544         491,183        14,670,268
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      603,312        9,279,674       1,639,516        48,632,748
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   472,764        7,620,950         114,108         2,353,525
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          320,410        4,980,844         179,088         5,269,485
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,075,528       15,767,242       1,311,745        43,536,902
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       59,751          858,034         116,078         3,736,544
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      145,769        2,090,336         260,487         8,377,250
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        5,280           77,400              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           41,640          608,355          42,728         1,421,982
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      123,666        1,887,774         390,392        11,332,810
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (126,714)      (1,887,774)       (403,774)      (11,332,810)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (6,129,361)     (91,748,838)    (16,278,389)     (452,366,862)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (296,938)      (4,323,030)       (962,238)      (25,364,779)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,027,871)     (14,856,454)     (2,969,538)      (78,518,493)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (22,495)        (349,985)           (285)           (5,165)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (165,257)      (2,484,039)       (320,301)       (8,745,976)
=========================================================================================================================
     Net increase (decrease) in share activity               1,647,246     $ 29,852,123      (7,533,507)    $(175,197,507)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     113,046      $ 2,334,400
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (113,046)      (2,334,400)
     ____________________________________________________________________________________________________
     ====================================================================================================



(c) Net of redemption fees of $37,387 and $191,062 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


16        AIM DEVELOPING MARKETS FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET      ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT       (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND   INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)  UNREALIZED)(b)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $16.28     $ 0.12        $  2.60       $  2.72     $(0.33)       $(0.41)        $(0.74)      $18.26
Year ended 10/31/08           37.97       0.37         (20.45)       (20.08)     (0.23)        (1.38)         (1.61)       16.28
Year ended 10/31/07           23.80       0.27          13.96         14.23      (0.06)           --          (0.06)       37.97
Year ended 10/31/06           16.81       0.12           6.98          7.10      (0.11)           --          (0.11)       23.80
Year ended 10/31/05           12.71       0.09           4.01          4.10         --            --             --        16.81
Year ended 10/31/04           10.52       0.02           2.19          2.21      (0.02)           --          (0.02)       12.71
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     15.69       0.06           2.55          2.61      (0.06)        (0.41)         (0.47)       17.83
Year ended 10/31/08           36.72       0.15         (19.74)       (19.59)     (0.06)        (1.38)         (1.44)       15.69
Year ended 10/31/07           23.14       0.04          13.54         13.58         --            --             --        36.72
Year ended 10/31/06           16.40      (0.04)          6.82          6.78      (0.04)           --          (0.04)       23.14
Year ended 10/31/05           12.48      (0.01)          3.93          3.92         --            --             --        16.40
Year ended 10/31/04           10.36      (0.04)          2.16          2.12         --            --             --        12.48
----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     15.67       0.06           2.55          2.61      (0.06)        (0.41)         (0.47)       17.81
Year ended 10/31/08           36.68       0.15         (19.72)       (19.57)     (0.06)        (1.38)         (1.44)       15.67
Year ended 10/31/07           23.12       0.04          13.52         13.56         --            --             --        36.68
Year ended 10/31/06           16.38      (0.04)          6.82          6.78      (0.04)           --          (0.04)       23.12
Year ended 10/31/05           12.46      (0.01)          3.93          3.92         --            --             --        16.38
Year ended 10/31/04           10.34      (0.04)          2.16          2.12         --            --             --        12.46
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     16.29       0.14           2.60          2.74      (0.34)        (0.41)         (0.75)       18.28
Year ended 10/31/08(f)        20.65       0.02          (4.38)        (4.36)        --            --             --        16.29
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     16.40       0.15           2.59          2.74      (0.50)        (0.41)         (0.91)       18.23
Year ended 10/31/08           38.17       0.51         (20.56)       (20.05)     (0.34)        (1.38)         (1.72)       16.40
Year ended 10/31/07           23.91       0.41          14.00         14.41      (0.15)           --          (0.15)       38.17
Year ended 10/31/06           16.81       0.24           6.99          7.23      (0.13)           --          (0.13)       23.91
Year ended 10/31/05(f)        16.64       0.00           0.17          0.17         --            --             --        16.81
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     17.84%    $  476,605          1.74%(e)          1.93%(e)        1.52%(e)       17%
Year ended 10/31/08          (55.04)       401,275          1.59              1.60            1.26           27
Year ended 10/31/07           59.90      1,152,814          1.57              1.61            0.89           41
Year ended 10/31/06           42.45        502,546          1.74              1.80            0.57           51
Year ended 10/31/05           32.26        265,583          1.83              1.98            0.62           40
Year ended 10/31/04           21.05        197,848          2.00              2.22            0.16           49
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     17.34         33,464          2.49(e)           2.68(e)         0.77(e)        17
Year ended 10/31/08          (55.36)        32,309          2.34              2.35            0.51           27
Year ended 10/31/07           58.69        103,476          2.32              2.36            0.14           41
Year ended 10/31/06           41.38         61,055          2.49              2.55           (0.18)          51
Year ended 10/31/05           31.41         34,456          2.50              2.65           (0.05)          40
Year ended 10/31/04           20.46         26,447          2.52              2.74           (0.36)          49
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     17.37         82,387          2.49(e)           2.68(e)         0.77(e)        17
Year ended 10/31/08          (55.37)        76,853          2.34              2.35            0.51           27
Year ended 10/31/07           58.65        219,121          2.32              2.36            0.14           41
Year ended 10/31/06           41.43         65,416          2.49              2.55           (0.18)          51
Year ended 10/31/05           31.46         12,327          2.50              2.65           (0.05)          40
Year ended 10/31/04           20.50          6,222          2.52              2.74           (0.36)          49
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     17.94         10,407          1.49(e)           1.68(e)         1.77(e)        17
Year ended 10/31/08(f)       (21.11)         1,854          1.36(g)           1.37(g)         1.49(g)        27
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     18.08         16,471          1.27(e)           1.28(e)         1.99(e)        17
Year ended 10/31/08          (54.81)        11,589          1.12              1.13            1.73           27
Year ended 10/31/07           60.59         30,734          1.12              1.16            1.34           41
Year ended 10/31/06           43.20          7,984          1.23              1.28            1.07           51
Year ended 10/31/05(f)         1.02             24          1.34(g)           1.45(g)         1.11(g)        40
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes redemption fees added to the shares of beneficial interest for all classes, which were less than $0.005 for the six months ended April 30, 2009, the years ended October 31, 2008, 2007, 2005 and 2004, were $0.01 for
     Class A, Class B, Class C and Institutional Class shares for the year ended October 31, 2006.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $390,133, $29,046, $69,575, $3,027, and $11,848 for Class A, Class B,
     Class C, Class Y and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008 and October 25, 2005 for Class Y and Institutional shares, respectively.
(g)  Annualized.


17        AIM DEVELOPING MARKETS FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.



18        AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,178.40       $ 9.41      $1,016.15       $ 8.71       1.74%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,173.40        13.43       1,012.43        12.44       2.49
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,173.70        13.44       1,012.43        12.44       2.49
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,179.40         8.07       1,017.39         7.47       1.49
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM DEVELOPING MARKETS FUND

Supplement to Semiannual Report dated 4/30/09

AIM DEVELOPING MARKETS FUND

INSTITUTIONAL CLASS SHARES
                                             ==========================================
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 the most recent Fund prospectus as of the
prepared to provide Institutional Class      For periods ended 4/30/09                    date of this supplement for Institutional
shareholders with a performance overview                                                  Class shares was 1.14%. The expense ratios
specific to their holdings. Institutional    10 Years                             8.28%   presented above may vary from the expense
Class shares are offered exclusively to       5 Years                            12.79    ratios presented in other sections of the
institutional investors, including defined    1 Year                            -36.82    actual report that are based on expenses
contribution plans that meet certain          6 Months*                          18.08    incurred during the period covered by the
criteria.                                    ==========================================   report.

                                             ==========================================      A redemption fee of 2% will be imposed
                                             AVERAGE ANNUAL TOTAL RETURNS                 on certain redemptions or exchanges out of
                                             For periods ended 3/31/09, most recent       the Fund within 31 days of purchase.
                                             calendar quarter-end                         Exceptions to the redemption fee are
                                                                                          listed in the Fund's prospectus.
                                             10 Years                             7.75%
                                              5 Years                             7.40       Had the advisor not waived fees and/or
                                              1 Year                            -43.53    reimbursed expenses in the past,
                                              6 Months*                         -26.69    performance would have been lower.

                                             *   Cumulative total return that has not        Please note that past performance is
                                                 been annualized                          not indicative of future results. More
                                             ==========================================   recent returns may be more or less than
                                                                                          those shown. All returns assume
                                             Institutional Class shares' inception date   reinvestment of distributions at NAV.
                                             is October 25,2005. Returns since that       Investment return and principal value will
                                             date are historical returns. All other       fluctuate so your shares, when redeemed,
                                             returns are blended returns of historical    may be worth more or less than their
                                             Institutional Class share performance and    original cost. See full report for
                                             restated Class A share performance (for      information on comparative benchmarks.
                                             periods prior to the inception date of       Please consult your Fund prospectus for
                                             Institutional Class shares) at net asset     more information. For the most current
                                             value (NAV) and reflect the Rule 12b-1       month-end performance, please call
                                             fees applicable to Class A shares. Class A   800 451 4246 or visit invescoaim.com.
                                             shares' inception date is January 11, 1994.
                                                                                          (1)  Total annual operating expenses less
                                                Institutional Class shares have no             any contractual fee waivers and/or
                                             sales charge; therefore, performance is at        expense reimbursements by the advisor
                                             NAV. Performance of Institutional Class           in effect through at least June 30,
                                             shares will differ from performance of            2009. See current prospectus for more
                                             other share classes primarily due to              information.
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.13%.(1) The total annual Fund
                                             operating expense ratio set forth in

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   DVM-INS-2   Invesco Aim Distributors, Inc.                                                         --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,180.80       $6.87       $1,018.50       $6.36        1.27%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM DEVELOPING MARKETS FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


                     invescoaim.com   DVM-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]  AIM GLOBAL HEALTH CARE FUND
 --SERVICE MARK--   Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31 /08 to 4/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    -4.97%
Class B Shares                                                                    -5.30
Class C Shares                                                                    -5.29
Class Y Shares                                                                    -4.83
Investor Class Shares                                                             -4.93
MSCI World Index(Triangle) (Broad Market Index)                                   -5.44
MSCI World Health Care Index(Triangle) (Style-Specific Index)                    -10.32
Lipper Global Health/Biotechnology Funds Index(Triangle)* (Peer Group Index)      -6.46
Lipper Health/Biotechnology Funds Index(Triangle) (Former Peer Group Index)       -6.36

(Triangle) Lipper Inc.

*    The Fund has elected to use the Lipper Global Health/Biotechnology Funds
     Index instead of the Lipper Health/Biotechnology Funds Index as it represents portfolios with similar investment styles to the Fund.

The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The MSCI WORLD HEALTH CARE INDEX is a free float-adjusted market capitalization index that represents the health care segment in global developed market equity performance.

   The LIPPER GLOBAL HEALTH/BIOTECHNOLOGY FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Health/Biotechnology Funds category. These funds invest primarily in the equity securities of domestic and foreign companies engaged in healthcare, medicine and biotechnology.

   The LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Health/Biotechnology Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine and biotechnology.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM GLOBAL HEALTH CARE FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                          MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      AND CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                     quarter-end, including maximum applicable    APPLICABLE CONTINGENT DEFERRED SALES
                                             sales charges                                CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                                                                            CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (8/7/89)                   8.97%   CLASS A SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
10 Years                             3.14    Inception (8/7/89)                   8.83%   THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                            -1.97     10 Years                            2.58    CDSC ON CLASS C SHARES IS 1% FOR THE
 1 Year                            -27.49      5 Years                           -2.87    FIRST YEAR AFTER PURCHASE. CLASS Y SHARES
CLASS B SHARES                                 1 Year                           -28.63    AND INVESTOR CLASS SHARES DO NOT HAVE A
Inception (4/1/93)                   8.87%   CLASS B SHARES                               FRONT-END SALES CHARGE OR A CDSC;
10 Years                             3.26    Inception (4/1/93)                   8.69%   THEREFORE, PERFORMANCE IS AT NET ASSET
 5 Years                            -1.85     10 Years                            2.70    VALUE.
 1 Year                            -27.52      5 Years                           -2.75
CLASS C SHARES                                 1 Year                           -28.66       THE PERFORMANCE OF THE FUND'S SHARE
Inception (3/1/99)                   3.73%   CLASS C SHARES                               CLASSES WILL DIFFER PRIMARILY DUE TO
10 Years                             3.12    Inception (3/1/99)                   3.43%   DIFFERENT SALES CHARGE STRUCTURES AND
 5 Years                            -1.54     10 Years                            2.55    CLASS EXPENSES.
 1 Year                            -24.56      5 Years                           -2.44
CLASS Y SHARES                                 1 Year                           -25.75       A REDEMPTION FEE OF 2% WILL BE IMPOSED
10 Years                             3.75%   CLASS Y SHARES                               ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
 5 Years                            -0.82     10 Years                            3.18%   THE FUND WITHIN 31 DAYS OF PURCHASE.
 1 Year                            -23.17      5 Years                           -1.74    EXCEPTIONS TO THE REDEMPTION FEE ARE
Investor Class Shares                          1 Year                           -24.39    LISTED IN THE FUND'S PROSPECTUS.
10 Years                             3.74%   INVESTOR CLASS SHARES
 5 Years                            -0.84     10 Years                            3.16%   (1)  Total annual operating expenses less
 1 Year                            -23.24      5 Years                           -1.76         any contractual fee waivers and/or
                                               1 Year                           -24.49         expense reimbursements by the advisor
==========================================   =========================================         in effect through at least June
                                                                                               30,2009. See current prospectus for
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE MOST RECENT MONTH-END PERFORMANCE.            more information.
3,2008; RETURNS SINCE THAT DATE ARE ACTUAL   PERFORMANCE FIGURES REFLECT REINVESTED
RETURNS. ALL OTHER RETURNS ARE BLENDED       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
RETURNS OF ACTUAL CLASS Y SHARE              AND THE EFFECT OF THE MAXIMUM SALES CHARGE
PERFORMANCE AND RESTATED CLASS A SHARE       UNLESS OTHERWISE STATED. PERFORMANCE
PERFORMANCE (FOR PERIODS PRIOR TO THE        FIGURES DO NOT REFLECT DEDUCTION OF TAXES
INCEPTION DATE OF CLASS Y SHARES) AT NET     A SHAREHOLDER WOULD PAY ON FUND
ASSET VALUE. THE RESTATED CLASS A SHARE      DISTRIBUTIONS OR SALE OF FUND SHARES.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     INVESTMENT RETURN AND PRINCIPAL VALUE WILL
APPLICABLE TO CLASS A SHARES AS WELL AS      FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    LOSS WHEN YOU SELL SHARES.
RECEIVED BY CLASS A SHARES. CLASS A
SHARES' INCEPTION DATE IS AUGUST 7,1989.        THE NET ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST RECENT FUND
   INVESTOR CLASS SHARES' INCEPTION DATE     PROSPECTUS AS OF THE DATE OF THIS REPORT
IS JULY 15,2005. RETURNS SINCE THAT DATE     FOR CLASS A, CLASS B, CLASS C, CLASS Y AND
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    INVESTOR CLASS SHARES WAS 1.22%, 1.97%,
ARE BLENDED RETURNS OF HISTORICAL INVESTOR   1.97%, 0.97% AND 1.22%, RESPECTIVELY.(1)
CLASS SHARE PERFORMANCE AND RESTATED CLASS   THE TOTAL ANNUAL FUND OPERATING EXPENSE
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    RATIO SET FORTH IN THE MOST RECENT FUND
THE INCEPTION DATE OF INVESTOR CLASS         PROSPECTUS AS OF THE DATE OF THIS REPORT
SHARES) AT NET ASSET VALUE AND REFLECT THE   FOR CLASS A, CLASS B, CLASS C, CLASS Y AND
RULE 12B-1 FEES APPLICABLE TO CLASS A        INVESTOR CLASS SHARES WAS 1.23%, 1.98%,
SHARES. CLASS A SHARES' INCEPTION DATE IS    1.98%, 0.98% AND 1.23%, RESPECTIVELY. THE
AUGUST 7,1989.                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
   THE PERFORMANCE DATA QUOTED REPRESENT     SECTIONS OF THIS REPORT THAT ARE BASED ON
PAST PERFORMANCE AND CANNOT GUARANTEE        EXPENSES INCURRED DURING THE PERIOD
COMPARABLE FUTURE RESULTS; CURRENT           COVERED BY THIS REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR


3   AIM GLOBAL HEALTH CARE FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT PHOTO]     shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                        SHARES          VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.27%

BIOTECHNOLOGY-21.26%

Amgen Inc.(b)                                            703,859    $  34,116,046
---------------------------------------------------------------------------------
Array BioPharma Inc.(b)(c)                               541,465        1,586,492
---------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                      187,514        9,064,427
---------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)(c)                     1,131,455       14,550,511
---------------------------------------------------------------------------------
Celgene Corp.(b)                                         442,626       18,908,983
---------------------------------------------------------------------------------
CSL Ltd. (Australia)                                     427,218       10,686,010
---------------------------------------------------------------------------------
Dendreon Corp.(b)                                         82,123        1,741,007
---------------------------------------------------------------------------------
Evolutionary Genomics/GenoPlex, Inc. (Acquired
  09/15/97-06/25/98; Cost $408,490)(d)(e)(f)             109,377                1
---------------------------------------------------------------------------------
Genzyme Corp.(b)                                         404,094       21,550,333
---------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                 882,126       40,401,371
---------------------------------------------------------------------------------
Grifols S.A. (Spain)                                     588,509       10,332,613
---------------------------------------------------------------------------------
Incyte Corp.(b)(c)                                       488,713        1,153,363
---------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)(c)                          184,835        6,204,911
---------------------------------------------------------------------------------
Pharmasset, Inc.(b)(c)                                   127,400        1,146,600
---------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)(c)                        322,584        2,141,958
---------------------------------------------------------------------------------
United Therapeutics Corp.(b)(c)                          162,789       10,224,777
=================================================================================
                                                                      183,809,403
=================================================================================


DRUG RETAIL-2.31%

CVS Caremark Corp.                                       460,286       14,627,889
---------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                                   861,426        5,297,202
=================================================================================
                                                                       19,925,091
=================================================================================


HEALTH CARE DISTRIBUTORS-0.15%

Animal Health International, Inc.(b)                     725,921        1,292,139
=================================================================================


HEALTH CARE EQUIPMENT-18.83%

American Medical Systems Holdings, Inc.(b)(c)            553,421        6,845,818
---------------------------------------------------------------------------------
Baxter International Inc.                                346,285       16,794,823
---------------------------------------------------------------------------------
Becton, Dickinson and Co.                                316,553       19,145,125
---------------------------------------------------------------------------------
Covidien Ltd.                                            527,040       17,381,779
---------------------------------------------------------------------------------
Dexcom Inc.(b)(c)                                        721,605        3,232,790
---------------------------------------------------------------------------------
Hologic, Inc.(b)(c)                                      464,448        6,901,697
---------------------------------------------------------------------------------
Hospira, Inc.(b)                                         359,035       11,801,480
---------------------------------------------------------------------------------
Insulet Corp.(b)(c)                                      431,854        2,483,161
---------------------------------------------------------------------------------
Medtronic, Inc.                                          876,073       28,034,336
---------------------------------------------------------------------------------
Nobel Biocare Holding AG (Switzerland)                   153,472        3,133,653
---------------------------------------------------------------------------------
ResMed Inc.(b)(c)                                        165,802        6,375,087
---------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06;
  Cost $1,302)(b)(e)(f)                                    8,750              656
---------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                          502,703       16,775,199
---------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)(c)                         645,486        8,875,433
---------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                 340,740       14,989,153
=================================================================================
                                                                      162,770,190
=================================================================================


HEALTH CARE FACILITIES-2.10%

Assisted Living Concepts Inc.-Class A(b)(c)              196,940        3,905,320
---------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)                              676,346       14,243,693
=================================================================================
                                                                       18,149,013
=================================================================================


HEALTH CARE SERVICES-8.30%

DaVita, Inc.(b)                                          361,530       16,764,146
---------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                 426,556       27,286,787
---------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                          421,442       18,353,799
---------------------------------------------------------------------------------
Quest Diagnostics Inc.                                   181,578        9,320,399
=================================================================================
                                                                       71,725,131
=================================================================================


HEALTH CARE SUPPLIES-3.08%

Alcon, Inc.                                              157,945       14,532,520
---------------------------------------------------------------------------------
Align Technology, Inc.(b)(c)                             252,000        3,127,320
---------------------------------------------------------------------------------
DENTSPLY International Inc.(c)                           312,849        8,953,738
=================================================================================
                                                                       26,613,578
=================================================================================


HEALTH CARE TECHNOLOGY-0.86%

Allscripts-Misys Healthcare Solutions, Inc.(c)           404,877        5,028,572
---------------------------------------------------------------------------------
Eclipsys Corp.(b)(c)                                     181,324        2,393,477
=================================================================================
                                                                        7,422,049
=================================================================================


LIFE & HEALTH INSURANCE-0.60%

Amil Participacoes S.A. (Brazil)(f)                    1,382,700        5,219,288
=================================================================================


LIFE SCIENCES TOOLS & SERVICES-7.77%

AMAG Pharmaceuticals, Inc.(b)(c)                         125,518        5,629,482
---------------------------------------------------------------------------------
Life Technologies Corp.(b)(c)                            621,486       23,181,428
---------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 507,448        9,951,055
---------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        691,958       24,273,887
---------------------------------------------------------------------------------
Varian Inc.(b)                                           124,432        4,108,745
=================================================================================
                                                                       67,144,597
=================================================================================


MANAGED HEALTH CARE-6.69%

Aetna Inc.                                               338,386        7,447,876
---------------------------------------------------------------------------------
AMERIGROUP Corp.(b)(c)                                   226,083        6,753,099
---------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $10,877,598)(b)(f)                                     805,748        1,611,496
---------------------------------------------------------------------------------
Health Net Inc.(b)(c)                                    543,239        7,844,371
---------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  635,709       14,951,876
---------------------------------------------------------------------------------
WellPoint Inc.(b)                                        450,057       19,244,437
=================================================================================
                                                                       57,853,155
=================================================================================


PHARMACEUTICALS-24.32%

Abbott Laboratories                                      582,280       24,368,418
---------------------------------------------------------------------------------
Allergan, Inc.                                           336,771       15,713,735
---------------------------------------------------------------------------------
ARYx Therapeutics, Inc.(b)(c)                            498,000        1,892,400
---------------------------------------------------------------------------------
Auxilium Pharmaceuticals Inc.(b)(c)                      144,750        3,314,775
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL HEALTH CARE FUND

                                                        SHARES          VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Bayer AG (Germany)                                       148,217    $   7,351,474
---------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(b)(c)                      475,217        4,809,196
---------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey)(b)(f)                       674,841        1,754,587
---------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (United Kingdom)(c)            745,313        4,287,037
---------------------------------------------------------------------------------
Ipsen S.A. (France)(c)                                   212,595        8,683,557
---------------------------------------------------------------------------------
Johnson & Johnson                                        597,715       31,296,357
---------------------------------------------------------------------------------
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-
  05/09/07; Cost $6,852,940)(e)(f)                       258,824          140,736
---------------------------------------------------------------------------------
Merck KGaA (Germany)                                      81,364        7,282,968
---------------------------------------------------------------------------------
Novartis AG-ADR (Switzerland)                            337,838       12,807,439
---------------------------------------------------------------------------------
Pfizer Inc.                                            1,026,371       13,712,317
---------------------------------------------------------------------------------
Pharmstandard-GDR (Russia)(b)(f)                         138,700        1,456,350
---------------------------------------------------------------------------------
Roche Holding AG (Switzerland)(c)                        197,004       24,938,307
---------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)(c)                        363,712       13,555,546
---------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Japan)(c)                191,700        6,804,249
---------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)         207,400        9,102,786
---------------------------------------------------------------------------------
Wyeth                                                    399,766       16,950,078
=================================================================================
                                                                      210,222,312
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $922,163,260)                                            832,145,946
=================================================================================



PREFERRED STOCKS-0.21%

HEALTH CARE EQUIPMENT-0.20%

Intact Medical Corp.-Series C, Pfd. (Acquired
  03/26/01; Cost $2,000,001)(b)(e)(f)                  2,439,026          178,341
---------------------------------------------------------------------------------
Sensys Medical, Inc.,
  Series A-2, Pfd., (Acquired 02/25/98-09/30/05;
  Cost $7,627,993)(b)(e)(f)                            2,173,209        1,418,019
---------------------------------------------------------------------------------
  Series B, Conv. Pfd., (Acquired 03/16/05-
  01/12/07; Cost $245,305)(b)(e)(f)                      282,004          184,008
=================================================================================
                                                                        1,780,368
=================================================================================


PHARMACEUTICALS-0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $2,700,000)(b)(e)(f)                    187,734           94,505
=================================================================================
     Total Preferred Stocks (Cost $12,573,299)                          1,874,873
=================================================================================



MONEY MARKET FUNDS-4.31%

Liquid Assets Portfolio-Institutional Class(g)        18,624,979       18,624,979
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              18,624,979       18,624,979
=================================================================================
     Total Money Market Funds (Cost $37,249,958)                       37,249,958
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.79% (Cost $971,986,517)                                   871,270,777
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-12.66%

Liquid Assets Portfolio-Institutional Class (Cost
  $109,410,791)(g)(h)                                109,410,791      109,410,791
=================================================================================
TOTAL INVESTMENTS-113.45% (Cost $1,081,397,308)                       980,681,568
=================================================================================
OTHER ASSETS LESS LIABILITIES-(13.45)%                               (116,295,258)
=================================================================================
NET ASSETS-100.00%                                                  $ 864,386,310
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:



ADR    - American Depositary Receipt
Conv.  - Convertible
GDR    - Global Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2009.
(d) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2009 represented less than 0.01% of the Fund's Net Assets. See Note 4.
(e)   Security is considered venture capital. See Note 1I.
(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $12,057,987, which represented 1.39% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Health Care                                                          93.6%
-------------------------------------------------------------------------
Consumer Staples                                                      2.3
-------------------------------------------------------------------------
Financials                                                            0.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.5
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $934,736,559)*                          $  834,020,819
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        146,660,749
==================================================================================
     Total investments, at value (Cost $1,081,397,308)                 980,681,568
==================================================================================
Foreign currencies, at value (Cost $207,712)                               183,364
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                           5,054
----------------------------------------------------------------------------------
  Fund shares sold                                                         148,565
----------------------------------------------------------------------------------
  Dividends                                                                781,053
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           98,430
----------------------------------------------------------------------------------
Other assets                                                                63,178
==================================================================================
     Total assets                                                      981,961,212
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  5,598,927
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 1,061,126
----------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                   516,995
----------------------------------------------------------------------------------
  Collateral upon return of securities loaned                          109,410,791
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               643,612
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         114,511
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         228,940
==================================================================================
     Total liabilities                                                 117,574,902
==================================================================================
Net assets applicable to shares outstanding                         $  864,386,310
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,018,762,818
----------------------------------------------------------------------------------
Undistributed net investment income (loss)                                  (1,392)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                 (53,056,772)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (101,318,344)
==================================================================================
                                                                    $  864,386,310
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  378,292,478
__________________________________________________________________________________
==================================================================================
Class B                                                             $   51,379,516
__________________________________________________________________________________
==================================================================================
Class C                                                             $   24,229,332
__________________________________________________________________________________
==================================================================================
Class Y                                                             $    1,020,049
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $  409,464,935
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 19,179,250
__________________________________________________________________________________
==================================================================================
Class B                                                                  3,052,277
__________________________________________________________________________________
==================================================================================
Class C                                                                  1,438,176
__________________________________________________________________________________
==================================================================================
Class Y                                                                     51,645
__________________________________________________________________________________
==================================================================================
Investor Class                                                          20,754,393
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        19.72
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $19.72 divided by 94.50%)                  $        20.87
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $        16.83
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $        16.85
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        19.75
__________________________________________________________________________________
==================================================================================
Investor Class:
  Net asset value and offering price per share                      $        19.73
__________________________________________________________________________________
==================================================================================



* At April 30, 2009, securities with an aggregate value of $105,300,204 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $339,305)                            $  5,758,057
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $479,958)                                                                           748,423
================================================================================================
     Total investment income                                                           6,506,480
================================================================================================


EXPENSES:

Advisory fees                                                                          2,916,862
------------------------------------------------------------------------------------------------
Administrative services fees                                                             120,039
------------------------------------------------------------------------------------------------
Custodian fees                                                                            62,150
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                473,544
------------------------------------------------------------------------------------------------
  Class B                                                                                282,966
------------------------------------------------------------------------------------------------
  Class C                                                                                126,847
------------------------------------------------------------------------------------------------
  Investor Class                                                                         512,396
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                    1,588,665
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 25,642
------------------------------------------------------------------------------------------------
Other                                                                                    208,995
================================================================================================
     Total expenses                                                                    6,318,106
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (51,371)
================================================================================================
     Net expenses                                                                      6,266,735
================================================================================================
Net investment income                                                                    239,745
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (37,446,795)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     352,714
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                           8,477,936
================================================================================================
                                                                                     (28,616,145)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (12,817,273)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     126,035
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                         (10,055,114)
================================================================================================
                                                                                     (22,746,352)
================================================================================================
Net realized and unrealized gain (loss)                                              (51,362,497)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(51,122,752)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                                2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $     239,745    $     (553,958)
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (28,616,145)        9,812,768
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (22,746,352)     (377,456,082)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (51,122,752)     (368,197,272)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (11,692,372)      (57,327,518)
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,094,030)      (11,980,730)
----------------------------------------------------------------------------------------------------------
  Class C                                                                       (914,713)       (4,059,616)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (15,041)               --
----------------------------------------------------------------------------------------------------------
  Investor Class                                                             (12,645,844)      (61,418,071)
==========================================================================================================
     Total distributions from net realized gains                             (27,362,000)     (134,785,935)
==========================================================================================================
Share transactions-net:
  Class A                                                                    (13,766,569)        1,498,537
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (9,246,933)      (13,913,378)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,706,425)        4,437,970
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        389,140           704,218
----------------------------------------------------------------------------------------------------------
  Investor Class                                                             (10,800,611)       (2,191,177)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (36,131,398)       (9,463,830)
==========================================================================================================
     Net increase (decrease) in net assets                                  (114,616,150)     (512,447,037)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                        979,002,460     1,491,449,497
==========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(1,392) and $(241,137), respectively)                                $ 864,386,310    $  979,002,460
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL HEALTH CARE FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated

11        AIM GLOBAL HEALTH CARE FUND
      and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Through December 31, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the

12        AIM GLOBAL HEALTH CARE FUND

"Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $29,508.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,605.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $17,155 in front-end sales commissions from the sale of Class A shares and $1, $25,299 and $2,937 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $940,269,541        $      --
-------------------------------------------------------
Level 2                    36,925,001         (549,674)
-------------------------------------------------------
Level 3                     3,487,026               --
=======================================================
                         $980,681,568        $(549,674)
_______________________________________________________
=======================================================



* Other investments include foreign currency contracts which are included at unrealized appreciation/(depreciation).


13        AIM GLOBAL HEALTH CARE FUND

NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2009.

                                                                     CHANGE IN
                          VALUE       PURCHASES       PROCEEDS      UNREALIZED       VALUE     DIVIDEND    REALIZED
                        10/31/08       AT COST       FROM SALES    APPRECIATION    04/30/09     INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------

Evolutionary
  Genomics/GenoPlex,
  Inc.(a)             $          1  $          --  $           --   $        --  $          1     $--    $        --
--------------------------------------------------------------------------------------------------------------------
Pharmanet
  Development Group,
  Inc.(b)                1,858,048             --      (5,358,733)    3,500,685            --      --     (8,547,463)
====================================================================================================================
Total Investments in
  Affiliates          $  1,858,049  $          --  $   (5,358,733)  $ 3,500,685  $          1     $--    $(8,547,463)
____________________________________________________________________________________________________________________
====================================================================================================================




(a) As of November 30, 2008, this security is no longer considered an affiliate of the Fund.
(b) As of February 4, 2009, this security is no longer considered an affiliate of the Fund.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,258.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $3,360 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                           OPEN FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT TO                                             UNREALIZED
SETTLEMENT                       ------------------------------------------                             APPRECIATION
DATE                                  DELIVER                  RECEIVE                 VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

05/11/09                          CHF   13,825,000         USD   11,844,078        $ 12,113,183          $ (269,105)
---------------------------------------------------------------------------------------------------------------------
05/11/09                          EUR   10,380,000         USD   13,507,499          13,730,605            (223,106)
---------------------------------------------------------------------------------------------------------------------
05/11/09                          GBP    3,798,000         USD    5,558,392           5,615,855             (57,463)
=====================================================================================================================
  Total open foreign
     currency contracts                                                                                  $ (549,674)
=====================================================================================================================




                                          CLOSED FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT TO
CLOSED                           ------------------------------------------
DATE                                  DELIVER                  RECEIVE                 VALUE            REALIZED GAIN
---------------------------------------------------------------------------------------------------------------------

03/09/09                          USD    3,085,995         EUR    2,450,000        $  3,146,143          $   60,148
---------------------------------------------------------------------------------------------------------------------
03/23/09                          USD    1,226,264         GBP      842,000           1,239,576              13,312
---------------------------------------------------------------------------------------------------------------------
04/27/09                          USD    1,570,123         GBP    1,075,000           1,582,593              12,470
=====================================================================================================================
                                                                                                         $   85,930
=====================================================================================================================





14        AIM GLOBAL HEALTH CARE FUND

                                                 CONTRACT TO
CLOSED                           ------------------------------------------                             REALIZED GAIN
DATE                                  DELIVER                  RECEIVE                 VALUE                (LOSS)
---------------------------------------------------------------------------------------------------------------------

04/27/09                          USD    2,901,827         CHF    3,325,000        $  2,848,576          $  (53,251)
=====================================================================================================================
  Total closed foreign
     currency contracts                                                                                  $   32,679
=====================================================================================================================
  Total foreign currency
     contracts                                                                                           $ (516,995)
_____________________________________________________________________________________________________________________
=====================================================================================================================






Currency Abbreviations:
CHF  - Swiss Franc
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2008.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $232,943,860 and $293,600,664, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  65,844,116
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (181,484,940)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(115,640,824)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,096,322,392.




15        AIM GLOBAL HEALTH CARE FUND

NOTE 11--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       759,949     $ 14,802,296      2,455,793     $  67,157,762
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       124,468        2,086,535        451,681        10,562,000
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        93,396        1,546,152        460,404        10,743,517
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     36,710          669,922         28,826           704,292
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                286,707        5,600,377        740,849        20,102,280
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       563,669       10,678,532      1,754,174        50,678,079
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       124,334        2,016,705        452,740        11,336,611
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        54,134          878,586        151,999         3,809,103
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           761           14,445             --                --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                646,391       12,249,103      2,061,557        59,578,984
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       312,570        6,031,555        399,819        10,543,557
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (365,587)      (6,031,555)      (462,393)      (10,543,557)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (2,354,417)     (45,278,952)    (4,832,598)     (126,880,861)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (442,159)      (7,318,618)    (1,098,440)      (25,268,432)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (313,328)      (5,131,163)      (441,843)      (10,114,650)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (14,648)        (295,227)            (4)              (74)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                          (1,489,989)     (28,650,091)    (3,051,610)      (81,872,441)
=========================================================================================================================
     Net increase (decrease) in share activity               (1,977,039)    $(36,131,398)      (929,046)    $  (9,463,830)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                      SHARES        AMOUNT
     ---------------------------------------------------------------------------------------------------------
     Class Y                                                                    28,349      $ 692,848
     ---------------------------------------------------------------------------------------------------------
     Class A                                                                   (16,325)      (398,983)
     ---------------------------------------------------------------------------------------------------------
     Investor Class                                                            (12,019)      (293,865)
     _________________________________________________________________________________________________________
     =========================================================================================================



(c) Net of redemption fees of $19,788 and $36,049 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31 2008, respectively.

NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending October 31, 2009.


16        AIM GLOBAL HEALTH CARE FUND

NOTE 13 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES              DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM     FROM NET      NET ASSET                NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT     REALIZED     VALUE, END     TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS      GAINS      OF PERIOD(a)  RETURN(b)  (000S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $21.41     $ 0.01(d)     $(1.10)      $(1.09)       $(0.60)       $19.72        (4.97)%     378,292
Year ended 10/31/08           31.94       0.01(d) (f)  (7.66)       (7.65)        (2.88)        21.41       (26.28)      425,928
Year ended 10/31/07           31.28      (0.13)(d)      3.79         3.66         (3.00)        31.94        12.82       642,561
Year ended 10/31/06           29.77      (0.15)         2.59         2.44         (0.93)        31.28         8.31       539,666
Year ended 10/31/05           26.38      (0.18)(d)      3.57         3.39            --         29.77        12.85       554,679
Year ended 10/31/04           24.09      (0.17)(d)      2.46         2.29            --         26.38         9.51       550,319
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     18.43      (0.05)(d)     (0.95)       (1.00)        (0.60)        16.83        (5.30)       51,380
Year ended 10/31/08           28.09      (0.17)(d) (f) (6.61)       (6.78)        (2.88)        18.43       (26.84)       66,561
Year ended 10/31/07           28.06      (0.32)(d)      3.35         3.03         (3.00)        28.09        11.96       119,886
Year ended 10/31/06           26.99      (0.36)         2.36         2.00         (0.93)        28.06         7.52       138,788
Year ended 10/31/05           24.08      (0.33)(d)      3.24         2.91            --         26.99        12.08       153,766
Year ended 10/31/04           22.09      (0.27)(d)      2.26         1.99            --         24.08         9.01       168,468
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     18.45      (0.05)(d)     (0.95)       (1.00)        (0.60)        16.85        (5.29)       24,229
Year ended 10/31/08           28.11      (0.17)(d) (f) (6.61)       (6.78)        (2.88)        18.45       (26.82)       29,588
Year ended 10/31/07           28.08      (0.32)(d)      3.35         3.03         (3.00)        28.11        11.96        40,297
Year ended 10/31/06           27.01      (0.36)         2.36         2.00         (0.93)        28.08         7.51        42,463
Year ended 10/31/05           24.09      (0.33)(d)      3.25         2.92            --         27.01        12.12        45,591
Year ended 10/31/04           22.11      (0.27)(d)      2.25         1.98            --         24.09         8.95        42,863
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     21.41       0.04(d)      (1.10)       (1.06)        (0.60)        19.75        (4.83)        1,020
Year ended 10/31/08(g)        24.44       0.00(d) (f)  (3.03)       (3.03)           --         21.41       (12.40)          617
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     21.41       0.01(d)      (1.09)       (1.08)        (0.60)        19.73        (4.93)      409,465
Year ended 10/31/08           31.94       0.01(d) (f)  (7.66)       (7.65)        (2.88)        21.41       (26.28)      456,309
Year ended 10/31/07           31.29      (0.13)(d)      3.78         3.65         (3.00)        31.94        12.78       688,705
Year ended 10/31/06           29.77      (0.15)         2.60         2.45         (0.93)        31.29         8.35       739,183
Year ended 10/31/05(g)        28.95      (0.04)(d)      0.86         0.82            --         29.77         2.83       807,560
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
----------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        1.37%(e)          1.38%(e)        0.12%(e)       28%
Year ended 10/31/08              1.21              1.22            0.03(f)        61
Year ended 10/31/07              1.19              1.19           (0.44)          46
Year ended 10/31/06              1.22              1.22           (0.46)          83
Year ended 10/31/05              1.48              1.60           (0.64)          92
Year ended 10/31/04              1.89              1.91           (0.63)          64
----------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09        2.12(e)           2.13(e)        (0.63)(e)       28
Year ended 10/31/08              1.96              1.97           (0.72)(f)       61
Year ended 10/31/07              1.94              1.94           (1.19)          46
Year ended 10/31/06              1.97              1.97           (1.21)          83
Year ended 10/31/05              2.14              2.26           (1.30)          92
Year ended 10/31/04              2.39              2.41           (1.13)          64
----------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        2.12(e)           2.13(e)        (0.63)(e)       28
Year ended 10/31/08              1.96              1.97           (0.72)(f)       61
Year ended 10/31/07              1.94              1.94           (1.19)          46
Year ended 10/31/06              1.97              1.97           (1.21)          83
Year ended 10/31/05              2.14              2.26           (1.30)          92
Year ended 10/31/04              2.39              2.41           (1.13)          64
----------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        1.12(e)           1.13(e)         0.37(e)        28
Year ended 10/31/08(g)           0.96(h)           0.97(h)         0.28(f)(h)     61
----------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09        1.37(e)           1.38(e)         0.12(e)        28
Year ended 10/31/08              1.21              1.22            0.03(f)        61
Year ended 10/31/07              1.19              1.19           (0.44)          46
Year ended 10/31/06              1.22              1.22           (0.46)          83
Year ended 10/31/05(g)           1.25(h)           1.25(h)        (0.41)(h)       92
________________________________________________________________________________________
========================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $38,304,911 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.
(d)   Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $381,975, $57,062, $25,580, $627 and $413,314 for Class A,
      Class B, Class C, Class Y and Investor Class, respectively.
(f) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.19)%; $(0.23) and (0.94)%; $(0.23) and (0.94)%; $0.00 and 0.06% and $(0.05) and (0.19)% for
      Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(g) Commencement date of October 3, 2008 and July 15, 2005 for Class Y and Investor class shares, respectively.
(h)   Annualized.


17        AIM GLOBAL HEALTH CARE FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)   PERIOD(2,3)     RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $950.30        $ 6.62      $1,018.00       $ 6.85       1.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00        947.00         10.23       1,014.28        10.59       2.12
---------------------------------------------------------------------------------------------------
        C            1,000.00        947.10         10.23       1,014.28        10.59       2.12
---------------------------------------------------------------------------------------------------
        Y            1,000.00        951.70          5.42       1,019.24         5.61       1.12
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        950.70          6.63       1,018.00         6.85       1.37
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM GLOBAL HEALTH CARE FUND

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====================================================================================================================================
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This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   GHC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM INTERNATIONAL TOTAL RETURN FUND
 --SERVICE MARK--    Semiannual Report to Shareholders - April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          3
Schedule of Investments          4
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                       ASSET VALUE AND THE EFFECT OF THE MAXIMUM
                                                                                          SALES CHARGE UNLESS OTHERWISE STATED.
FUND VS. INDEXES                                                                          PERFORMANCE FIGURES DO NOT REFLECT
                                                                                          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance      ON FUND DISTRIBUTIONS OR SALE OF FUND
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   SHARES. INVESTMENT RETURN AND PRINCIPAL
sales charges, which would have reduced performance.                                      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                                                                          A GAIN OR LOSS WHEN YOU SELL SHARES.
Class A Shares                                                                    3.45%
Class B Shares                                                                    3.08       THE NET ANNUAL FUND OPERATING EXPENSE
Class C Shares                                                                    3.08    RATIO SET FORTH IN THE MOST RECENT FUND
Class Y Shares                                                                    3.57    PROSPECTUS AS OF THE DATE OF THIS REPORT
Barclays Capital Global Aggregate ex U.S. Index(Triangle)* (Broad Market/                 FOR CLASS A, CLASS B, CLASS C AND CLASS Y
   Style-Specific Index)                                                          5.78    SHARES WAS 1.11%, 1.86%, 1.86% AND 0.86%,
Lipper International Income Funds Index(Triangle) (Peer Group Index)              4.23    RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
                                                                                          OPERATING EXPENSE RATIO SET FORTH IN THE
(Triangle) Lipper Inc.                                                                    MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                          OF THIS REPORT FOR CLASS A, CLASS B, CLASS
*    Effective 11/3/08, Lehman Brothers indexes were rebranded as Barclays Capital        C AND CLASS Y SHARES WAS 1.42%, 2.17%,
     indexes.                                                                             2.17% AND 1.17%, RESPECTIVELY. THE EXPENSE
                                                                                          RATIOS PRESENTED ABOVE MAY VARY FROM THE
The BARCLAYS CAPITAL GLOBAL AGGREGATE EX U.S. INDEX provides a broad-based measure of     EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
the global investment-grade fixed income markets excluding the U.S. market.               OF THIS REPORT THAT ARE BASED ON EXPENSES
                                                                                          INCURRED DURING THE PERIOD COVERED BY THIS
   The LIPPER INTERNATIONAL INCOME FUNDS INDEX is an equally weighted representation of   REPORT.
the largest funds in the Lipper International Income Funds category. These funds state
in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt       CLASS A SHARE PERFORMANCE REFLECTS THE
securities of issuers located in at least three countries, excluding the United States,   MAXIMUM 4.75% SALES CHARGE, AND CLASS B
except in periods of market weakness.                                                     AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
   The Fund is not managed to track the performance of any particular index, including    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
the indexes defined here, and consequently, the performance of the Fund may deviate       CDSC ON CLASS B SHARES DECLINES FROM 5%
significantly from the performance of the indexes.                                        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
results include reinvested dividends, and they do not reflect sales charges.              YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
Performance of the peer group reflects fund expenses; performance of a market index       HAVE A FRONT-END SALES CHARGE OR A CDSC;
does not.                                                                                 THEREFORE, PERFORMANCE IS AT NET ASSET
                                                                                          VALUE.
=======================================================================================
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
==========================================   ==========================================   CLASSES WILL DIFFER PRIMARILY DUE TO
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             sales charges                                REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.
CLASS A SHARES                                CLASS A SHARES
Inception (3/31/06)                  2.24%    Inception (3/31/06)                 2.20%      A REDEMPTION FEE OF 2% WILL BE IMPOSED
 1 Year                            -12.62      1 Year                           -16.06    ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                          THE FUND WITHIN 31 DAYS OF PURCHASE.
CLASS B SHARES                                CLASS B SHARES                              EXCEPTIONS TO THE REDEMPTION FEE ARE
Inception (3/31/06)                  2.15%    Inception (3/31/06)                 2.14%   LISTED IN THE FUND'S PROSPECTUS.
 1 Year                            -13.36      1 Year                           -16.77
                                                                                          (1)  Total annual operating expenses less
CLASS C SHARES                                CLASS C SHARES                                   any contractual fee waivers and/or
Inception (3/31/06)                  3.07%    Inception (3/31/06)                 3.09%        expense reimbursements by the advisor
 1 Year                             -9.82      1 Year                           -13.37         in effect through at least June
                                                                                               30, 2009. See current prospectus for
CLASS Y SHARES                                CLASS Y SHARES                                   more information.
Inception                            3.91%    Inception                           3.92%
 1 Year                             -8.12      1 Year                           -11.74
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A
3, 2008; RETURNS SINCE THAT DATE ARE         SHARES. CLASS A SHARES' INCEPTION DATE IS
ACTUAL RETURNS. ALL OTHER RETURNS ARE        MARCH 31, 2006.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE
PERFORMANCE AND RESTATED CLASS A SHARE          THE PERFORMANCE DATA QUOTED REPRESENT
PERFORMANCE (FOR PERIODS PRIOR TO THE        PAST PERFORMANCE AND CANNOT GUARANTEE
INCEPTION DATE OF CLASS Y SHARES) AT NET     COMPARABLE FUTURE RESULTS; CURRENT
ASSET VALUE. THE RESTATED CLASS A SHARE      PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     VISIT INVESCOAIM.COM FOR THE MOST RECENT
APPLICABLE TO CLASS A SHARES AS WELL AS      MONTH-END PERFORMANCE. PERFORMANCE FIGURES
ANY FEE WAIVERS OR                           REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                             IN NET


2   AIM INTERNATIONAL TOTAL RETURN FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments;
  [CROCKETT PHOTO]     as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3   AIM INTERNATIONAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                        PRINCIPAL
                                                          AMOUNT           VALUE
-----------------------------------------------------------------------------------

NON U.S. DOLLAR DENOMINATED BONDS & NOTES-91.26%(b)

AUSTRIA-2.53%

Pfandbriefstelle der Oesterreichischen Landes-
  Hypothekenbanken-Series 2, Tranche 2, Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  1.60%, 02/15/11                                    JPY 210,000,000    $ 2,085,005
===================================================================================


BELGIUM-2.49%

Belgium Government-Series 48, Sr. Euro Bonds,
  4.00%, 03/28/22                                    EUR   1,560,000      2,046,334
===================================================================================


BERMUDA-0.12%

Central European Media Enterprises Ltd.-REGS,
  Sr. Sec. Gtd. Euro Notes,
  8.25%, 05/15/12 (Acquired 10/15/07; Cost
  $149,562)(c)                                       EUR     100,000         98,552
===================================================================================


BRAZIL-0.28%

Brazilian Government,
  Unsec. Unsub. Euro Bonds,
  9.50%, 01/24/11                                    EUR     160,000        231,975
===================================================================================


CANADA-3.75%

Canadian Government,
  Bonds,
  4.50%, 06/01/15                                    CAD     810,000        763,934
-----------------------------------------------------------------------------------
  5.50%, 06/01/09                                    CAD     550,000        462,844
-----------------------------------------------------------------------------------
  Notes,
  4.00%, 06/01/17                                    CAD   2,035,000      1,857,628
===================================================================================
                                                                          3,084,406
===================================================================================


FINLAND-1.68%

Finland Government, Euro Bonds,
  5.38%, 07/04/13                                    EUR     940,000      1,382,853
===================================================================================


FRANCE-11.40%

Dexia Municipal Agency,
  Sr. Sec. Medium-Term Euro Notes,
  1.80%, 05/09/17                                    JPY 550,000,000      4,805,614
-----------------------------------------------------------------------------------
Electricite de France S.A.,
  Sr. Unsec. Unsub. Medium-Term Euro Notes,
  5.00%, 05/30/14                                    EUR     400,000        554,687
-----------------------------------------------------------------------------------
France Government Bond OAT,
  Euro Bonds,
  3.00%, 10/25/15                                    EUR     120,000        158,775
-----------------------------------------------------------------------------------
  4.00%, 10/25/38                                    EUR   1,340,000      1,742,087
-----------------------------------------------------------------------------------
  4.25%, 10/25/18                                    EUR   1,480,000      2,064,425
-----------------------------------------------------------------------------------
Rhodia S.A.-REGS,
  Sr. Unsec. Floating Rate Euro Notes,
  4.19%, 10/15/13(c)(d)                              EUR      70,000         62,042
===================================================================================
                                                                          9,387,630
===================================================================================


                                                        PRINCIPAL
                                                          AMOUNT           VALUE
-----------------------------------------------------------------------------------
GERMANY-17.58%

Bayerische Landesbank-Series 103, Tranche 1, Sr.
  Unsec. Unsub. Medium-Term Euro Notes,
  1.40%, 04/22/13                                    JPY 230,000,000    $ 2,256,681
-----------------------------------------------------------------------------------
Bundesrepublik Deutschland,
  Series 04, Euro Bonds,
  3.75%, 01/04/15                                    EUR   2,610,000      3,668,950
-----------------------------------------------------------------------------------
  Series 07, Euro Bonds,
  4.25%, 07/04/39                                    EUR   1,410,000      1,973,590
-----------------------------------------------------------------------------------
  Series 09, Euro Bonds,
  3.75%, 01/04/19                                    EUR   2,860,000      3,957,431
-----------------------------------------------------------------------------------
Commerzbank AG,
  Sr. Gtd. Euro Bonds,
  2.75%, 01/13/12                                    EUR     800,000      1,074,630
-----------------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  2.05%, 02/16/26                                    JPY   4,000,000         38,808
-----------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank,
  Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  1.38%, 04/25/13                                    JPY 150,000,000      1,504,824
===================================================================================
                                                                         14,474,914
===================================================================================


GREECE-1.69%

Hellenic Republic Government, Euro Bonds,
  5.25%, 05/18/12                                    EUR   1,000,000      1,387,720
===================================================================================


HUNGARY-0.11%

Agrokor,
  Sr. Sec. Gtd. Euro Notes,
  7.00%, 11/23/11                                    EUR     100,000         90,285
===================================================================================


IRELAND-1.22%

GE Capital European Funding,
  Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  6.00%, 01/15/19                                    EUR     700,000        828,092
-----------------------------------------------------------------------------------
TransCapitalInvest Ltd. for OJSC AK Transneft-
  REGS,
  Sr. Sec. Loan Participation Euro Notes,
  5.38%, 06/27/12 (Acquired 10/23/07; Cost
  $209,850)(c)                                       EUR     150,000        175,856
===================================================================================
                                                                          1,003,948
===================================================================================


ITALY-3.14%

Intesa Sanpaolo S.p.A,
  Sr. Unsec. Unsub. Medium-Term Euro Notes,
  5.00%, 04/28/11                                    EUR     400,000        542,958
-----------------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro,
  Euro Bonds,
  4.25%, 02/01/19                                    EUR   1,265,000      1,685,452
-----------------------------------------------------------------------------------
  5.75%, 02/01/33                                    EUR     250,000        357,105
===================================================================================
                                                                          2,585,515
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL TOTAL RETURN FUND

                                                        PRINCIPAL
                                                          AMOUNT           VALUE
-----------------------------------------------------------------------------------
JAPAN-7.15%

Development Bank of Japan,
  Unsec. Gtd. Global Bonds,
  1.75%, 03/17/17                                    JPY 570,000,000    $ 5,882,912
===================================================================================


LUXEMBOURG-0.46%

Finmeccanica Finance S.A.-Series 4, Tranche 1, Sr.
  Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  8.00%, 12/16/19                                    GBP     250,000        378,290
===================================================================================


NETHERLANDS-8.14%

E. ON International Finance B.V., Gtd. Medium-Term
  Euro Notes,
  5.13%, 01/27/14                                    GBP     650,000        997,701
-----------------------------------------------------------------------------------
Koninklijke KPN N.V.-Series 12, Tranche 1, Sr.
  Unsec. Unsub. Medium-Term Euro Notes,
  4.75%, 01/17/17                                    EUR     200,000        257,200
-----------------------------------------------------------------------------------
Netherlands Government,
  Euro Bonds,
  3.75%, 07/15/09                                    EUR   1,180,000      1,569,828
-----------------------------------------------------------------------------------
  4.00%, 01/15/37                                    EUR   1,120,000      1,468,240
-----------------------------------------------------------------------------------
  5.00%, 07/15/12                                    EUR     690,000        993,128
-----------------------------------------------------------------------------------
Portugal Telecom International Finance B.V.,
  Medium-Term Euro Notes,
  6.00%, 04/30/13                                    EUR     300,000        405,090
-----------------------------------------------------------------------------------
Rabobank Nederland N.V.-Series 1691A, Tranche 1,
  Sr. Unsec. Unsub. Medium-Term Euro Notes,
  1.05%, 01/22/10                                    JPY 100,000,000      1,007,009
===================================================================================
                                                                          6,698,196
===================================================================================


NORWAY-1.51%

Eksportfinans A.S., Medium-Term Global Notes,
  1.60%, 03/20/14                                    JPY 130,000,000      1,247,218
===================================================================================


SPAIN-5.75%

Caixa d'Estalvis de Catalunya, Sec. Mortgage-
  Backed Euro Notes,
  3.50%, 03/07/16                                    EUR   1,000,000      1,201,079
-----------------------------------------------------------------------------------
Spanish Government,
  Euro Bonds,
  4.20%, 07/30/13                                    EUR     880,000      1,234,249
-----------------------------------------------------------------------------------
  5.15%, 07/30/09                                    EUR   1,720,000      2,296,364
===================================================================================
                                                                          4,731,692
===================================================================================


SUPRANATIONAL-6.32%

Asian Development Bank-Series 339-00-1, Sr. Unsec.
  Medium-Term Global Notes,
  2.35%, 06/21/27                                    JPY 360,000,000      3,612,581
-----------------------------------------------------------------------------------
European Investment Bank,
  Sr. Unsec. Unsub. Global Bonds,
  1.40%, 06/20/17                                    JPY 110,000,000      1,102,083
-----------------------------------------------------------------------------------
  2.15%, 01/18/27                                    JPY  50,000,000        488,391
===================================================================================
                                                                          5,203,055
===================================================================================


SWITZERLAND-0.68%

Credit Suisse,
  Sr. Unsec. Medium-Term Euro Notes,
  6.13%, 08/05/13                                    EUR     400,000        556,750
===================================================================================


UNITED KINGDOM-10.99%

Bank of Scotland PLC-Series 1646/08, Sr. Unsec.
  Gtd. Unsub. Medium-Term Euro Notes,
  5.63%, 05/23/13                                    EUR     400,000        524,439
-----------------------------------------------------------------------------------
BAT International Finance PLC,
  Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  5.38%, 06/29/17                                    EUR     400,000        518,452
-----------------------------------------------------------------------------------
British Telecommunications PLC-Series 20081,
  Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro
  Notes,
  6.50%, 07/07/15                                    EUR     750,000        962,266
-----------------------------------------------------------------------------------
Centrica PLC-Series 11, Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  7.13%, 12/09/13                                    EUR     150,000        215,670
-----------------------------------------------------------------------------------
Imperial Tobacco Finance PLC,
  Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  9.00%, 02/17/22                                    GBP     350,000        546,297
-----------------------------------------------------------------------------------
Motability Operations Group PLC, Medium-Term Euro
  Notes,
  6.63%, 12/10/19                                    GBP     500,000        727,325
-----------------------------------------------------------------------------------
Network Rail Infrastructure Finance PLC-Series 41,
  Tranche 1, Sec. Gtd. Medium-Term Euro Notes,
  4.88%, 03/07/12                                    GBP   2,500,000      3,940,106
-----------------------------------------------------------------------------------
Rexam PLC-Series 10, Tranche 1, Sr. Unsec. Unsub.
  Medium-Term Euro Notes,
  4.38%, 03/15/13                                    EUR     350,000        400,897
-----------------------------------------------------------------------------------
Rolls-Royce PLC, Gtd. Euro Notes,
  6.75%, 04/30/19                                    GBP     200,000        300,848
-----------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC-Series 2958,
  Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro
  Notes,
  5.25%, 05/15/13                                    EUR     300,000        393,140
-----------------------------------------------------------------------------------
Vodafone Group PLC-Series 40, Tranche 1, Sr.
  Unsec. Unsub. Medium-Term Euro Notes,
  6.88%, 12/04/13                                    EUR     350,000        519,042
===================================================================================
                                                                          9,048,482
===================================================================================


UNITED STATES-4.27%

ELM BV for Elsevier Finance S.A.,
  Sr. Sec. Gtd. Pass Through Euro Notes,
  6.50%, 04/02/13                                    EUR     350,000        478,732
-----------------------------------------------------------------------------------
IBM Corp.,
  Sr. Unsec. Medium-Term Euro Notes,
  6.63%, 01/30/14                                    EUR     550,000        810,583
-----------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Unsub. Medium-
  Term Euro Notes,
  6.13%, 04/01/14                                    EUR     600,000        811,111
-----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL TOTAL RETURN FUND

                                                        PRINCIPAL
                                                          AMOUNT           VALUE
-----------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

Roche Holdings Inc.,
  Sr. Gtd. Medium-Term Euro Notes,
  6.50%, 03/04/21                                    EUR     600,000    $   871,741
-----------------------------------------------------------------------------------
Toyota Motor Credit Corp., Medium-Term Euro Notes,
  5.25%, 02/03/12                                    EUR     400,000        546,653
===================================================================================
                                                                          3,518,820
===================================================================================
     Total Non U.S. Dollar Denominated Bonds & Notes (Cost
       $75,529,286)                                                      75,124,552
===================================================================================


                                                          SHARES           VALUE
-----------------------------------------------------------------------------------

MONEY MARKET FUNDS-2.57%

Liquid Assets Portfolio-Institutional Class(e)             1,056,847    $ 1,056,847
-----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                   1,056,847      1,056,847
===================================================================================
     Total Money Market Funds (Cost $2,113,694)                           2,113,694
===================================================================================
TOTAL INVESTMENTS-93.83% (Cost $77,642,980)                              77,238,246
===================================================================================
OTHER ASSETS LESS LIABILITIES-6.17%                                       5,080,296
===================================================================================
NET ASSETS-100.00%                                                      $82,318,542
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:

CAD     - Canadian Dollar
EUR     - Euro
GBP     - British Pound
Gtd.    - Guaranteed
JPY     - Japanese Yen
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Foreign denominated security. Principal amount is denominated in currency indicated.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $336,450, which represented 0.41% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Sovereign Debt                                                       45.2%
-------------------------------------------------------------------------
Financials                                                           35.6
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Utilities                                                             2.1
-------------------------------------------------------------------------
Consumer Staples                                                      1.4
-------------------------------------------------------------------------
Health Care                                                           1.1
-------------------------------------------------------------------------
Information Technology                                                1.0
-------------------------------------------------------------------------
Industrials                                                           0.8
-------------------------------------------------------------------------
Consumer Discretionary                                                0.7
-------------------------------------------------------------------------
Materials                                                             0.6
-------------------------------------------------------------------------
Energy                                                                0.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.7
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $75,529,286)                            $75,124,552
-------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       2,113,694
===============================================================================
     Total investments, at value (Cost $77,642,980)                  77,238,246
===============================================================================
Cash                                                                    208,566
-------------------------------------------------------------------------------
Foreign currencies, at value (Cost $3,292,445)                        3,280,939
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    1,034,984
-------------------------------------------------------------------------------
  Fund shares sold                                                       40,439
-------------------------------------------------------------------------------
  Dividends and Interest                                              1,185,497
-------------------------------------------------------------------------------
  Deposits with brokers for open futures contracts                      425,218
-------------------------------------------------------------------------------
  Fund expenses absorbed                                                 14,786
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         3,555
-------------------------------------------------------------------------------
Other assets                                                             46,387
===============================================================================
     Total assets                                                    83,478,617
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 491,033
-------------------------------------------------------------------------------
  Fund shares reacquired                                                296,313
-------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                232,395
-------------------------------------------------------------------------------
  Variation margin                                                       25,524
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                             59,205
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       49,545
-------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        6,060
===============================================================================
     Total liabilities                                                1,160,075
===============================================================================
Net assets applicable to shares outstanding                         $82,318,542
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $87,206,944
-------------------------------------------------------------------------------
Undistributed net investment income                                    (161,038)
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (3,945,354)
-------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (782,010)
===============================================================================
                                                                    $82,318,542
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Class A                                                             $31,912,058
_______________________________________________________________________________
===============================================================================
Class B                                                             $ 9,340,739
_______________________________________________________________________________
===============================================================================
Class C                                                             $13,537,662
_______________________________________________________________________________
===============================================================================
Class Y                                                             $    26,190
_______________________________________________________________________________
===============================================================================
Institutional Class                                                 $27,501,893
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               3,118,850
_______________________________________________________________________________
===============================================================================
Class B                                                                 914,905
_______________________________________________________________________________
===============================================================================
Class C                                                               1,325,640
_______________________________________________________________________________
===============================================================================
Class Y                                                                   2,560
_______________________________________________________________________________
===============================================================================
Institutional Class                                                   2,687,571
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                         $     10.23
-------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.23 divided by 95.25%)                  $     10.74
_______________________________________________________________________________
===============================================================================
Class B:
  Net asset value and offering price per share                      $     10.21
_______________________________________________________________________________
===============================================================================
Class C:
  Net asset value and offering price per share                      $     10.21
_______________________________________________________________________________
===============================================================================
Class Y:
  Net asset value and offering price per share                      $     10.23
_______________________________________________________________________________
===============================================================================
Institutional Class:
  Net asset value and offering price per share                      $     10.23
_______________________________________________________________________________
===============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest (net of foreign withholding taxes of $5,945)                                $ 1,476,194
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                 246
================================================================================================
     Total investment income                                                           1,476,440
================================================================================================


EXPENSES:

Advisory fees                                                                            292,814
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            16,970
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 44,986
------------------------------------------------------------------------------------------------
  Class B                                                                                 52,674
------------------------------------------------------------------------------------------------
  Class C                                                                                 76,808
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                      85,415
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,063
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,161
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              38,194
------------------------------------------------------------------------------------------------
Other                                                                                     52,505
================================================================================================
     Total expenses                                                                      698,385
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (141,459)
================================================================================================
     Net expenses                                                                        556,926
================================================================================================
Net investment income                                                                    919,514
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               (3,241,816)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (408,740)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (330,059)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      135,483
================================================================================================
                                                                                      (3,845,132)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                6,265,334
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     104,707
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (176,649)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (187,043)
================================================================================================
                                                                                       6,006,349
================================================================================================
Net realized and unrealized gain                                                       2,161,217
================================================================================================
Net increase in net assets resulting from operations                                 $ 3,080,731
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                 2009            2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $    919,514    $  2,017,791
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     (3,845,132)     (4,513,386)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                          6,006,349      (8,475,143)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations            3,080,731     (10,970,738)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                        (260,141)       (349,769)
---------------------------------------------------------------------------------------------------------
  Class B                                                                         (38,227)       (101,092)
---------------------------------------------------------------------------------------------------------
  Class C                                                                         (54,837)       (114,872)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                            (253)             --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (240,007)     (1,186,641)
=========================================================================================================
     Total distributions from net investment income                              (593,465)     (1,752,374)
=========================================================================================================
Return of capital:
  Class A                                                                              --        (631,371)
---------------------------------------------------------------------------------------------------------
  Class B                                                                              --        (107,655)
---------------------------------------------------------------------------------------------------------
  Class C                                                                              --        (197,492)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --        (712,570)
=========================================================================================================
     Total return of capital                                                          --       (1,649,088)
=========================================================================================================
Share transactions-net:
  Class A                                                                      (8,508,349)     39,317,503
---------------------------------------------------------------------------------------------------------
  Class B                                                                      (2,413,400)     10,746,056
---------------------------------------------------------------------------------------------------------
  Class C                                                                      (3,115,905)     17,196,426
---------------------------------------------------------------------------------------------------------
  Class Y                                                                           1,876          25,438
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (1,385,661)     (4,253,902)
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (15,421,439)     63,031,521
=========================================================================================================
     Net increase (decrease) in net assets                                    (12,934,173)     48,659,321
=========================================================================================================


NET ASSETS:

  Beginning of period                                                          95,252,715      46,593,394
=========================================================================================================
  End of period (includes undistributed net investment income of
     $(161,038) and $(487,087), respectively)                                $ 82,318,542    $ 95,252,715
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Total Return Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide total return.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM INTERNATIONAL TOTAL RETURN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


11        AIM INTERNATIONAL TOTAL RETURN FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.65%
-------------------------------------------------------------------
Next $250 million                                            0.59%
-------------------------------------------------------------------
Next $500 million                                            0.565%
-------------------------------------------------------------------
Next $1.5 billion                                            0.54%
-------------------------------------------------------------------
Next $2.5 billion                                            0.515%
-------------------------------------------------------------------
Next $5 billion                                              0.49%
-------------------------------------------------------------------
Over $10 billion                                             0.465%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.10%, 1.85%, 1.85%, 0.85% and 0.85% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees $53,886 and reimbursed class level expenses of $49,040, $14,355, $20,932, $42 and $2,063 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $95.


12        AIM INTERNATIONAL TOTAL RETURN FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $5,591 in front-end sales commissions from the sale of Class A shares and $0, $11,348 and $3,100 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $ 2,113,694        $(232,395)
-------------------------------------------------------
Level 2                    75,124,552         (146,092)
-------------------------------------------------------
Level 3                            --               --
=======================================================
                          $77,238,246        $(378,487)
_______________________________________________________
=======================================================



* Other investments include futures and open foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,046.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be


13        AIM INTERNATIONAL TOTAL RETURN FUND
deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,939 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                         OPEN FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO
SETTLEMENT                       ----------------------------------------                             UNREALIZED
DATE                                 DELIVER                 RECEIVE                VALUE            APPRECIATION
-----------------------------------------------------------------------------------------------------------------

07/09/09                          EUR    640,884         GBP      580,000        $  857,625           $  10,085
-----------------------------------------------------------------------------------------------------------------
07/09/09                          GBP    350,000         EUR      395,574           523,129               5,597
-----------------------------------------------------------------------------------------------------------------
07/09/09                          USD  1,289,113         CAD    1,540,000         1,291,184               2,071
=================================================================================================================
                                                                                                      $  17,753
=================================================================================================================




                                                CONTRACT TO
SETTLEMENT                       ----------------------------------------                              UNREALIZED
DATE                                 DELIVER                 RECEIVE                VALUE            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

07/09/09                          CAD  1,560,000         USD    1,261,932        $1,307,953            $ (46,021)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          CAD  1,550,000         USD    1,277,665         1,299,568              (21,903)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          EUR  1,780,000         USD    2,295,933         2,353,971              (58,038)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          EUR  1,910,000         USD    2,483,011         2,525,890              (42,879)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          EUR  1,020,000         USD    1,319,513         1,348,905              (29,392)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          EUR    890,000         USD    1,149,987         1,176,986              (26,999)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          GBP    840,000         USD    1,229,172         1,242,078              (12,906)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          GBP    200,000         EUR      221,342           292,715               (3,018)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          GBP    670,000         EUR      748,637           990,039                 (666)
-------------------------------------------------------------------------------------------------------------------
07/09/09                          USD  2,864,830         EUR    2,160,000         2,856,504               (8,326)
===================================================================================================================
                                                                                                       $(250,148)
===================================================================================================================
  Total open foreign
     currency contracts                                                                                $(232,395)
===================================================================================================================





Currency Abbreviations:
CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar




14        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 8--FUTURES CONTRACTS AT PERIOD-END


                                                  OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                         NUMBER OF          MONTH/                          APPRECIATION
CONTRACT                                                 CONTRACTS        COMMITMENT          VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Canada 10 Year Bonds                                         10         June-2009/Long     $ 1,038,133        $ (10,242)
-------------------------------------------------------------------------------------------------------------------------
Japan 10 Year Bonds                                           5         June-2009/Long       6,946,226          (47,231)
-------------------------------------------------------------------------------------------------------------------------
Long Gilt                                                    36         June-2009/Long       6,419,759          (49,930)
-------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                               3         June-2009/Long         367,688           (2,344)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                    9         June-2009/Long       1,957,922            8,437
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                   39         June-2009/Long       4,568,484           19,195
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                  19         June-2009/Long       2,297,812          (68,656)
=========================================================================================================================
  Subtotal                                                                                 $23,596,024        $(150,771)
=========================================================================================================================
Euro-Bonds                                                   62        June-2009/Short      (9,633,602)           4,679
=========================================================================================================================
     Total                                                                                 $13,962,422        $(146,092)
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2015                                                                     $83,126
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $77,297,829 and $97,420,940, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 2,532,979
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (3,340,974)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $  (807,995)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $78,046,241.




15        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       339,870     $  3,533,214      6,412,511     $ 72,336,768
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       117,926        1,214,944      1,630,848       18,302,435
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       113,763        1,205,317      3,235,713       36,733,961
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      2,644           27,731          2,501           26,337
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            97,267        1,003,465        409,934        4,556,953
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        22,684          238,418         79,107          862,060
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         3,207           33,660         16,797          181,836
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         4,869           51,129         23,652          256,244
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            24              253             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            22,827          239,802        175,775        1,899,210
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        74,934          777,502        149,759        1,649,879
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (75,086)        (777,502)      (150,105)      (1,649,879)
========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (1,275,285)     (13,057,483)    (3,243,428)     (35,531,204)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (280,952)      (2,884,502)      (562,336)      (6,088,336)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (428,245)      (4,372,351)    (1,803,320)     (19,793,779)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (2,523)         (26,108)           (86)            (899)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (254,559)      (2,628,928)      (979,286)     (10,710,065)
========================================================================================================================
     Net increase (decrease) in share activity               (1,516,635)    $(15,421,439)     5,398,036     $ 63,031,521
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 33% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       1,503      $ 15,837
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (1,503)      (15,837)
     _________________________________________________________________________________________________
     =================================================================================================



(c) Net of redemption fees of $980 and $49,434 for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.

NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending October 31, 2009.


16        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET                               NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  RETURN OF      TOTAL       VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     CAPITAL   DISTRIBUTIONS  OF PERIOD(b)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 9.96      $0.11        $ 0.24       $ 0.35      $(0.08)     $   --       $(0.08)       $10.23
Year ended 10/31/08           11.18       0.24         (0.90)       (0.66)      (0.41)      (0.15)       (0.56)         9.96
Year ended 10/31/07           10.44       0.25          0.69         0.94       (0.20)         --        (0.20)        11.18
Year ended 10/31/06(f)        10.00       0.13          0.48         0.61       (0.06)      (0.11)       (0.17)        10.44
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      9.94       0.07          0.24         0.31       (0.04)         --        (0.04)        10.21
Year ended 10/31/08           11.16       0.16         (0.90)       (0.74)      (0.40)      (0.08)       (0.48)         9.94
Year ended 10/31/07           10.42       0.17          0.70         0.87       (0.13)         --        (0.13)        11.16
Year ended 10/31/06(f)        10.00       0.09          0.46         0.55       (0.05)      (0.08)       (0.13)        10.42
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      9.94       0.07          0.24         0.31       (0.04)         --        (0.04)        10.21
Year ended 10/31/08           11.16       0.16         (0.90)       (0.74)      (0.40)      (0.08)       (0.48)         9.94
Year ended 10/31/07           10.43       0.17          0.69         0.86       (0.13)         --        (0.13)        11.16
Year ended 10/31/06(f)        10.00       0.09          0.47         0.56       (0.05)      (0.08)       (0.13)        10.43
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.96       0.13          0.23         0.36       (0.09)         --        (0.09)        10.23
Year ended 10/31/08(f)        10.54       0.02         (0.60)       (0.58)         --          --           --          9.96
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.96       0.13          0.23         0.36       (0.09)         --        (0.09)        10.23
Year ended 10/31/08           11.18       0.27         (0.90)       (0.63)      (0.42)      (0.17)       (0.59)         9.96
Year ended 10/31/07           10.44       0.28          0.69         0.97       (0.23)         --        (0.23)        11.18
Year ended 10/31/06(f)        10.00       0.15          0.48         0.63       (0.07)      (0.12)       (0.19)        10.44
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     3.45%       $31,912           1.10%(e)          1.49%(e)       2.18%(e)       91%
Year ended 10/31/08          (6.22)        39,418           1.11              1.42           2.16          224
Year ended 10/31/07           9.17          6,247           1.12              2.06           2.39          509
Year ended 10/31/06(f)        6.14          3,341           1.14(g)           3.92(g)        2.20(g)       231
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     3.08          9,341           1.85(e)           2.24(e)        1.43(e)        91
Year ended 10/31/08          (6.95)        11,432           1.86              2.17           1.41          224
Year ended 10/31/07           8.44          2,395           1.87              2.81           1.64          509
Year ended 10/31/06(f)        5.55          2,025           1.89(g)           4.67(g)        1.45(g)       231
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     3.08         13,538           1.85(e)           2.24(e)        1.43(e)        91
Year ended 10/31/08          (6.95)        16,262           1.86              2.17           1.41          224
Year ended 10/31/07           8.34          1,999           1.87              2.81           1.64          509
Year ended 10/31/06(f)        5.65          2,383           1.89(g)           4.67(g)        1.45(g)       231
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     3.57             26           0.85(e)           1.24(e)        2.43(e)        91
Year ended 10/31/08(f)       (5.50)            24           0.86(g)           1.20(g)        2.41(g)       224
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     3.57         27,502           0.85(e)           0.98(e)        2.43(e)        91
Year ended 10/31/08          (5.99)        28,117           0.85              0.94           2.42          224
Year ended 10/31/07           9.42         35,952           0.86              1.55           2.64          509
Year ended 10/31/06(f)        6.27         19,243           0.89(g)           3.50(g)        2.45(g)       231
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $36,287, $10,622, $15,489, $31 and $28,414 for Class A, Class B, Class
     C, Class Y and Institutional Class shares, respectively.
(f) Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.


17        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM INTERNATIONAL TOTAL RETURN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,034.50       $5.55       $1,019.34       $5.51        1.10%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,030.80        9.32        1,015.62        9.25        1.85
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,030.80        9.32        1,015.62        9.25        1.85
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,035.70        4.29        1,020.58        4.26        0.85
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL TOTAL RETURN FUND

Supplement to Semiannual Report dated 4/30/09

AIM INTERNATIONAL TOTAL RETURN FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Had the advisor not waived fees and/or
                                             For periods ended 4/30/09                    reimbursed expenses, performance would
The following information has been                                                        have been lower.
prepared to provide Institutional Class      Inception (3/31/06)                  4.11%
shareholders with a performance overview      1 Year                             -8.00       Please note that past performance is
specific to their holdings. Institutional     6 Months*                           3.57    not indicative of future results. More
Class shares are offered exclusively to      ==========================================   recent returns may be more or less than
institutional investors, including defined                                                those shown. All returns assume
contribution plans that meet certain         ==========================================   reinvestment of distributions at NAV.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 Investment return and principal value will
                                             For periods ended 3/31/09, most recent       fluctuate so your shares, when redeemed,
                                             calendar quarter-end                         may be worth more or less than their
                                                                                          original cost. See full report for
                                             Inception (3/31/06)                  4.13%   information on comparative benchmarks.
                                              1 Year                            -11.63    Please consult your Fund prospectus for
                                              6 Months*                          -2.32    more information. For the most current
                                                                                          month-end performance, please call 800
                                             *  Cumulative total return that has not      4514246 or visit invescoaim.com.
                                                been annualized
                                             ==========================================   (1) Total annual operating expenses less
                                                                                             any contractual fee waivers and/or
                                             Institutional Class shares have no sales        expense reimbursements by the advisor
                                             charge; therefore, performance is at net        in effect through at least June
                                             asset value (NAV). Performance of               30,2009. See current prospectus for
                                             Institutional Class shares will differ          more information.
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.85%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.94%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 31 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   ITR-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,035.70       $4.29       $1,020.58       $4.26        0.85%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL TOTAL RETURN FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   ITR-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]    AIM JAPAN FUND
 --SERVICE MARK--     Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          3
Schedule of Investments          4
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                       ASSET VALUE AND THE EFFECT OF THE MAXIMUM
                                                                                          SALES CHARGE UNLESS OTHERWISE STATED.
FUND VS. INDEXES                                                                          PERFORMANCE FIGURES DO NOT REFLECT
                                                                                          DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance      ON FUND DISTRIBUTIONS OR SALE OF FUND
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   SHARES. INVESTMENT RETURN AND PRINCIPAL
sales charges, which would have reduced performance.                                      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                                                                          A GAIN OR LOSS WHEN YOU SELL SHARES.
Class A Shares                                                                   -4.54%
Class B Shares                                                                   -4.83       THE NET ANNUAL FUND OPERATING EXPENSE
Class C Shares                                                                   -5.04    RATIO SET FORTH IN THE MOST RECENT FUND
Class Y Shares                                                                   -4.53    PROSPECTUS AS OF THE DATE OF THIS REPORT
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64    FOR CLASS A, CLASS B, CLASS C AND CLASS Y
Tokyo Stock Price Index(square) (Price Only) (Style-Specific Index)              -4.01    SHARES WAS 1.71%, 2.46%, 2.46% AND 1.46%,
Lipper Japan Funds Index(Triangle) (Peer Group Index)                            -2.83    RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
                                                                                          OPERATING EXPENSE RATIO SET FORTH IN THE
(Triangle) Lipper Inc.; (Square) Invesco Aim, Bloomberg L.P.                              MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                          OF THIS REPORT FOR CLASS A, CLASS B, CLASS
The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               C AND CLASS Y SHARES WAS 4.49%, 5.24%,
capitalization index that is designed to measure developed market equity performance,     5.24% AND 4.24%, RESPECTIVELY. THE EXPENSE
excluding the U.S. and Canada.                                                            RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                                                                          EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   The TOKYO STOCK PRICE INDEX (price-only) is a capitalization-weighted index of first   OF THIS REPORT THAT ARE BASED ON EXPENSES
section stocks (larger companies) listed on the Tokyo Stock Exchange.                     INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                          REPORT.
   The LIPPER JAPAN FUNDS INDEX is an equally weighted representation of the largest
funds in the Lipper Japan Funds category. These funds concentrate their investments in       CLASS A SHARE PERFORMANCE REFLECTS THE
equity securities of Japanese companies.                                                  MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
   The Fund is not managed to track the performance of any particular index, including    APPLICABLE CONTINGENT DEFERRED SALES
the indexes defined here, and consequently, the performance of the Fund may deviate       CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
significantly from the performance of the indexes.                                        CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   A direct investment cannot be made in an index. Unless otherwise indicated, index      THE BEGINNING OF THE SEVENTH YEAR. THE
results include reinvested dividends, and they do not reflect sales charges.              CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Performance of the peer group reflects fund expenses; performance of a market index       YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
does not.                                                                                 HAVE A FRONT-END SALES CHARGE OR A CDSC;
=======================================================================================   THEREFORE, PERFORMANCE IS AT NET ASSET
                                                                                          VALUE.
==========================================   ==========================================
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      CLASS EXPENSES.
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges                                   HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS A SHARES                                                                            REIMBURSED EXPENSES, PERFORMANCE WOULD
Inception (3/31/06)                -23.52%   CLASS A SHARES                               HAVE BEEN LOWER.
 1 Year                            -44.95    Inception (3/31/06)                -26.33%
                                              1 Year                            -46.73       A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS B SHARES                                                                            ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (3/31/06)                -23.42%   CLASS B SHARES                               THE FUND WITHIN 31 DAYS OF PURCHASE.
 1 Year                            -45.04    Inception (3/31/06)                -26.22%   EXCEPTIONS TO THE REDEMPTION FEE ARE
                                              1 YEAR                            -46.78    LISTED IN THE FUND'S PROSPECTUS.
CLASS C SHARES
Inception (3/31/06)                -22.71%   CLASS C SHARES                               (1)  Total annual operating expenses less
 1 Year                            -42.85    Inception (3/31/06)                -25.47%        any contractual fee waivers and/or
                                              1 YEAR                            -44.46         expense reimbursements by the advisor
CLASS Y SHARES                                                                                 in effect through at least June 30,
Inception                          -22.05%   CLASS Y SHARES                                    2009. See current prospectus for more
 1 Year                            -41.64    Inception                          -24.87%        information.
                                              1 Year                            -43.47
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A
3, 2008; RETURNS SINCE THAT DATE ARE         SHARES. CLASS A SHARES' INCEPTION DATE IS
ACTUAL RETURNS. ALL OTHER RETURNS ARE        MARCH 31, 2006.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE
PERFORMANCE AND RESTATED CLASS A SHARE          THE PERFORMANCE DATA QUOTED REPRESENT
PERFORMANCE (FOR PERIODS PRIOR TO THE        PAST PERFORMANCE AND CANNOT GUARANTEE
INCEPTION DATE OF CLASS Y SHARES) AT NET     COMPARABLE FUTURE RESULTS; CURRENT
ASSET VALUE. THE RESTATED CLASS A SHARE      PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     VISIT INVESCOAIM.COM FOR THE MOST RECENT
APPLICABLE TO CLASS A SHARES AS WELL AS      MONTH-END PERFORMANCE. PERFORMANCE FIGURES
ANY FEE WAIVERS OR                           REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                             IN NET


2   AIM JAPAN FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees


                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a
   [TAYLOR PHOTO]      long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 9594246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3   AIM JAPAN FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                      SHARES       VALUE
--------------------------------------------------------------------------

FOREIGN (JAPAN) STOCKS-98.17%

APPAREL RETAIL-1.03%

Fast Retailing Co., Ltd.                                 400    $   41,782
==========================================================================


AUTO PARTS & EQUIPMENT-2.40%

Denso Corp.                                            3,400        80,022
--------------------------------------------------------------------------
Toyota Boshoku Corp.(b)                                1,400        17,645
==========================================================================
                                                                    97,667
==========================================================================


AUTOMOBILE MANUFACTURERS-11.49%

Honda Motor Co., Ltd.                                  6,000       174,459
--------------------------------------------------------------------------
Suzuki Motor Corp.(b)                                  5,800       108,692
--------------------------------------------------------------------------
Toyota Motor Corp.                                     4,700       184,011
==========================================================================
                                                                   467,162
==========================================================================


COMPUTER & ELECTRONICS RETAIL-1.51%

Yamada Denki Co., Ltd.                                 1,330        61,235
==========================================================================


COMPUTER HARDWARE-2.26%

Toshiba Corp.(b)                                      27,000        92,001
==========================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-3.00%

Komatsu Ltd.                                           3,100        38,118
--------------------------------------------------------------------------
Kubota Corp.(b)                                       14,000        84,046
==========================================================================
                                                                   122,164
==========================================================================


CONSTRUCTION MATERIALS-0.77%

Taiheiyo Cement Corp.                                 18,000        31,443
==========================================================================


CONSUMER ELECTRONICS-4.43%

Funai Electric Co., Ltd.                                 700        19,806
--------------------------------------------------------------------------
Panasonic Corp.                                        4,800        69,846
--------------------------------------------------------------------------
Sony Corp.                                             3,500        90,571
==========================================================================
                                                                   180,223
==========================================================================


DIVERSIFIED BANKS-8.07%

Aozora Bank, Ltd.(b)                                  46,000        57,846
--------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  21,800       118,747
--------------------------------------------------------------------------
Mizuho Financial Group, Inc.(b)                       19,600        41,177
--------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.(b)               3,200       110,336
==========================================================================
                                                                   328,106
==========================================================================


DIVERSIFIED METALS & MINING-2.74%

Mitsubishi Materials Corp.                            33,000        94,624
--------------------------------------------------------------------------
Nippon Denko Co., Ltd.(b)                              4,000        16,996
==========================================================================
                                                                   111,620
==========================================================================


DIVERSIFIED REAL ESTATE ACTIVITIES-3.05%

Mitsubishi Estate Co. Ltd.                             4,000        52,196
--------------------------------------------------------------------------
Nomura Real Estate Holdings, Inc.(b)                   2,100        34,422
--------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd.                              11,000        37,319
==========================================================================
                                                                   123,937
==========================================================================


EDUCATION SERVICES-1.13%

Benesse Corp.(b)                                       1,200        45,757
==========================================================================


ELECTRIC UTILITIES-2.07%

Tokyo Electric Power Co., Inc. (The)                   3,600        84,334
==========================================================================


ELECTRONIC COMPONENTS-4.72%

IBIDEN Co., Ltd.(b)                                    3,800       110,683
--------------------------------------------------------------------------
Nichicon Corp.                                         1,800        17,195
--------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd.(b)                     8,000        64,093
==========================================================================
                                                                   191,971
==========================================================================


GAS UTILITIES-0.84%

Tokyo Gas Co., Ltd.                                    9,000        34,135
==========================================================================


HEAVY ELECTRICAL EQUIPMENT-0.91%

Mitsubishi Electric Corp.                              7,000        37,132
==========================================================================


HOMEBUILDING-1.95%

Goldcrest Co., Ltd.                                    3,470        79,354
==========================================================================


HOMEFURNISHING RETAIL-1.52%

Nitori Co., Ltd.(b)                                    1,100        61,912
==========================================================================


HOUSEHOLD PRODUCTS-2.06%

Unicharm Corp.(b)                                      1,200        83,604
==========================================================================


INDUSTRIAL MACHINERY-6.45%

Fanuc Ltd.(b)                                            500        35,998
--------------------------------------------------------------------------
Japan Steel Works, Ltd. (The)(b)                      11,000       117,706
--------------------------------------------------------------------------
Nabtesco Corp.(b)                                      4,000        32,349
--------------------------------------------------------------------------
NGK Insulators, Ltd.(b)                                5,000        76,065
==========================================================================
                                                                   262,118
==========================================================================


INVESTMENT BANKING & BROKERAGE-1.76%

Nomura Holdings, Inc.                                 11,900        71,369
==========================================================================


MARINE-1.40%

Mitsui O.S.K. Lines, Ltd.                             10,000        57,086
==========================================================================


OFFICE ELECTRONICS-2.33%

Canon Inc.                                             1,800        54,290
--------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                          5,000        40,476
==========================================================================
                                                                    94,766
==========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM JAPAN FUND

                                                      SHARES       VALUE
--------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-3.15%

Nippon Mining Holdings, Inc.(b)                       15,000    $   68,394
--------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                6,800        59,666
==========================================================================
                                                                   128,060
==========================================================================


PHARMACEUTICALS-3.81%

Daiichi Sankyo Co., Ltd.                               4,100        68,813
--------------------------------------------------------------------------
Shionogi & Co., Ltd.                                   5,000        85,947
==========================================================================
                                                                   154,760
==========================================================================


PROPERTY & CASUALTY INSURANCE-2.31%

Sompo Japan Insurance Inc.(b)                          6,000        35,936
--------------------------------------------------------------------------
Tokio Marine Holdings, Inc.(b)                         2,200        58,151
==========================================================================
                                                                    94,087
==========================================================================


REAL ESTATE SERVICES-0.58%

Sumitomo Real Estate Sales Co., Ltd.                     650        23,730
==========================================================================


SEMICONDUCTOR EQUIPMENT-3.47%

Tokyo Electron Ltd.                                    3,100       141,312
==========================================================================


SEMICONDUCTORS-1.30%

Elpida Memory, Inc.(b)(c)                              2,500        26,570
--------------------------------------------------------------------------
Sumco Corp.(b)                                         1,800        26,080
==========================================================================
                                                                    52,650
==========================================================================


SPECIALTY CHEMICALS-1.07%

Shin-Etsu Chemical Co., Ltd.                             900        43,577
==========================================================================


STEEL-2.96%

Daido Steel Co., Ltd.                                 10,000        33,514
--------------------------------------------------------------------------
Hitachi Metals Ltd.(b)                                 8,000        62,146
--------------------------------------------------------------------------
Yamato Kogyo Co., Ltd.                                 1,100        24,812
==========================================================================
                                                                   120,472
==========================================================================


TEXTILES-0.77%

Nisshinbo Holdings Inc.                                3,000        31,428
==========================================================================


TRADING COMPANIES & DISTRIBUTORS-6.07%

Mitsubishi Corp.                                       7,000       107,608
--------------------------------------------------------------------------
Mitsui & Co., Ltd.                                    13,300       139,327
==========================================================================
                                                                   246,935
==========================================================================


WIRELESS TELECOMMUNICATION SERVICES-4.79%

NTT DoCoMo, Inc.                                          69        96,146
--------------------------------------------------------------------------
SOFTBANK Corp.                                         6,300        98,716
==========================================================================
                                                                   194,862
==========================================================================
  Total Foreign (Japan) Stocks (Cost $4,165,473)                 3,992,751
==========================================================================



MONEY MARKET FUNDS-1.06%

Liquid Assets Portfolio-Institutional Class(d)        21,580        21,580
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              21,580        21,580
--------------------------------------------------------------------------
  Total Money Market Funds (Cost $43,160)                           43,160
==========================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.23% (Cost $4,208,633)                                 4,035,911
==========================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
  ON LOAN


MONEY MARKET FUNDS-20.55%

Liquid Assets Portfolio-Institutional Class (Cost
  $835,913)(d)(e)                                    835,913       835,913
==========================================================================
TOTAL INVESTMENTS-119.78% (Cost $5,044,546)                      4,871,824
==========================================================================
OTHER ASSETS LESS LIABILITIES-(19.78)%                            (804,483)
==========================================================================
NET ASSETS-100.00%                                              $4,067,341
__________________________________________________________________________
==========================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2009.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM JAPAN FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               26.2%
-------------------------------------------------------------------------
Industrials                                                          17.8
-------------------------------------------------------------------------
Financials                                                           15.8
-------------------------------------------------------------------------
Information Technology                                               14.1
-------------------------------------------------------------------------
Materials                                                             7.6
-------------------------------------------------------------------------
Telecommunication Services                                            4.8
-------------------------------------------------------------------------
Health Care                                                           3.8
-------------------------------------------------------------------------
Energy                                                                3.1
-------------------------------------------------------------------------
Utilities                                                             2.9
-------------------------------------------------------------------------
Consumer Staples                                                      2.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $4,165,473)*                            $ 3,992,751
-------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         879,073
===============================================================================
     Total investments, at value (Cost $5,044,546)                    4,871,824
===============================================================================
Receivables for:
  Investments sold                                                      104,990
-------------------------------------------------------------------------------
  Fund shares sold                                                        1,909
-------------------------------------------------------------------------------
  Dividends                                                              33,910
-------------------------------------------------------------------------------
  Fund expenses absorbed                                                  4,369
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         3,399
-------------------------------------------------------------------------------
Other assets                                                             39,069
===============================================================================
     Total assets                                                     5,059,470
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 100,752
-------------------------------------------------------------------------------
  Collateral upon return of securities loaned                           835,913
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                              7,703
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       44,362
-------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        3,399
===============================================================================
     Total liabilities                                                  992,129
===============================================================================
Net assets applicable to shares outstanding                         $ 4,067,341
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 8,888,000
-------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (3,489)
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (4,644,000)
-------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (173,170)
===============================================================================
                                                                    $ 4,067,341
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Class A                                                             $ 2,259,282
_______________________________________________________________________________
===============================================================================
Class B                                                             $   575,902
_______________________________________________________________________________
===============================================================================
Class C                                                             $   693,463
_______________________________________________________________________________
===============================================================================
Class Y                                                             $   188,518
_______________________________________________________________________________
===============================================================================
Institutional Class                                                 $   350,176
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 487,660
_______________________________________________________________________________
===============================================================================
Class B                                                                 127,236
_______________________________________________________________________________
===============================================================================
Class C                                                                 153,266
_______________________________________________________________________________
===============================================================================
Class Y                                                                  40,606
_______________________________________________________________________________
===============================================================================
Institutional Class                                                      75,001
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                         $      4.63
-------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $4.63 divided by 94.50%)                   $      4.90
_______________________________________________________________________________
===============================================================================
Class B:
  Net asset value and offering price per share                      $      4.53
_______________________________________________________________________________
===============================================================================
Class C:
  Net asset value and offering price per share                      $      4.52
_______________________________________________________________________________
===============================================================================
Class Y:
  Net asset value and offering price per share                      $      4.64
_______________________________________________________________________________
===============================================================================
Institutional Class:
  Net asset value and offering price per share                      $      4.67
_______________________________________________________________________________
===============================================================================



* At April 30, 2009, securities with an aggregate value of $778,057 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM JAPAN FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,828)                               $    37,678
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $5,784)                                                                               6,590
================================================================================================
     Total investment income                                                              44,268
================================================================================================


EXPENSES:

Advisory fees                                                                             19,725
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,794
------------------------------------------------------------------------------------------------
Custodian fees                                                                            25,680
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  2,970
------------------------------------------------------------------------------------------------
  Class B                                                                                  2,902
------------------------------------------------------------------------------------------------
  Class C                                                                                  3,684
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                      12,554
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           8
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                  9,492
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              29,965
------------------------------------------------------------------------------------------------
Professional services fees                                                                29,312
------------------------------------------------------------------------------------------------
Other                                                                                     13,597
================================================================================================
     Total expenses                                                                      174,683
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (134,537)
================================================================================================
     Net expenses                                                                         40,146
================================================================================================
Net investment income                                                                      4,122
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               (1,259,732)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       1,963
================================================================================================
                                                                                      (1,257,769)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                1,037,802
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (3,909)
================================================================================================
                                                                                       1,033,893
================================================================================================
Net realized and unrealized gain (loss)                                                 (223,876)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $  (219,754)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,     OCTOBER 31,
                                                                                2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                              $     4,122    $   (12,441)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (1,257,769)    (2,119,973)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        1,033,893     (2,266,084)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations           (219,754)    (4,398,498)
======================================================================================================
Share transactions-net:
  Class A                                                                      (157,654)      (474,491)
------------------------------------------------------------------------------------------------------
  Class B                                                                       (20,390)       (30,510)
------------------------------------------------------------------------------------------------------
  Class C                                                                      (139,867)         1,384
------------------------------------------------------------------------------------------------------
  Class Y                                                                        14,218        206,379
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               121            387
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            (303,572)      (296,851)
======================================================================================================
     Net increase (decrease) in net assets                                     (523,326)    (4,695,349)
======================================================================================================


NET ASSETS:

  Beginning of period                                                         4,590,667      9,286,016
======================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(3,489) and $(7,611), respectively)                                   $ 4,067,341    $ 4,590,667
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM JAPAN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM JAPAN FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the

11        AIM JAPAN FUND
      collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.70%, 2.45%, 2.45%, 1.45% and 1.45% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.


12        AIM JAPAN FUND

  For the six months ended April 30, 2009, the Advisor waived advisory fees and reimbursed Fund expenses of $121,975 and reimbursed class level expenses of $7,593, $1,855, $2,354, $583 and $8 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $779 in front-end sales commissions from the sale of Class A shares and $108, $109 and $516 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $2,048,093
--------------------------------------
Level 2                    2,823,731
--------------------------------------
Level 3                           --
======================================
                          $4,871,824
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $169.


13        AIM JAPAN FUND

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,786 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2014                                                                    $  516,097
-----------------------------------------------------------------------------------------------
October 31, 2015                                                                       653,306
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                     2,042,418
===============================================================================================
Total capital loss carryforward                                                     $3,211,821
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $4,737,906 and $4,937,487, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 284,778
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (633,737)
==============================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(348,959)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $5,220,783.




14        AIM JAPAN FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED               YEAR ENDED
                                                                    APRIL 30, 2009(a)           OCTOBER 31, 2008
                                                                 ----------------------     ------------------------
                                                                  SHARES        AMOUNT       SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         169,382     $ 779,451      286,555     $ 2,126,546
--------------------------------------------------------------------------------------------------------------------
  Class B                                                           7,291        33,348       32,194         235,834
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           8,873        40,534       76,182         569,415
--------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                        3,052        14,887       37,743         206,371
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --            --          518           4,331
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           2,279        10,737        4,766          35,414
--------------------------------------------------------------------------------------------------------------------
  Class B                                                          (2,330)      (10,737)      (4,845)        (35,414)
====================================================================================================================
Reacquired:(c)
  Class A(b)                                                     (207,793)     (947,842)    (365,825)     (2,636,451)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                          (9,554)      (43,001)     (33,487)       (230,930)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         (38,862)     (180,401)     (75,420)       (568,031)
--------------------------------------------------------------------------------------------------------------------
  Class Y                                                            (189)         (669)          --               8
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --           121         (518)         (3,944)
====================================================================================================================
     Net increase (decrease) in share activity                    (67,851)    $(303,572)     (42,137)    $  (296,851)
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
        In addition, 34% of the outstanding shares of the Fund are owned by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                      35,799     $ 195,821
     -------------------------------------------------------------------------------------------------
     Class A                                                                     (35,799)     (195,821)
     _________________________________________________________________________________________________
     =================================================================================================



(c) Net of redemption fees of $1,486 and $2,627 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


15        AIM JAPAN FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)                 REDEMPTION
                           NET ASSET      NET     ON SECURITIES               FEES ADDED
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM  TO SHARES OF   NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT   BENEFICIAL   VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INTEREST     OF PERIOD  RETURN(a)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 4.85     $ 0.01(c)     $(0.23)      $(0.22)       $0.00        $4.63       (4.54)%     $2,259
Year ended 10/31/08            9.38       0.00(c)      (4.53)       (4.53)        0.00         4.85      (48.29)       2,542
Year ended 10/31/07            8.83      (0.04)         0.58         0.54         0.01         9.38        6.23        5,611
Year ended 10/31/06(e)        10.00      (0.04)        (1.14)       (1.18)        0.01         8.83      (11.70)       4,417
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      4.76      (0.01)(c)     (0.22)       (0.23)        0.00         4.53       (4.83)         576
Year ended 10/31/08            9.26      (0.05)(c)     (4.45)       (4.50)        0.00         4.76      (48.60)         627
Year ended 10/31/07            8.79      (0.10)         0.56         0.46         0.01         9.26        5.35        1,278
Year ended 10/31/06(e)        10.00      (0.08)        (1.14)       (1.22)        0.01         8.79      (12.10)       1,005
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      4.76      (0.01)(c)     (0.23)       (0.24)        0.00         4.52       (5.04)         693
Year ended 10/31/08            9.27      (0.05)(c)     (4.46)       (4.51)        0.00         4.76      (48.65)         872
Year ended 10/31/07            8.79      (0.10)         0.57         0.47         0.01         9.27        5.46        1,691
Year ended 10/31/06(e)        10.00      (0.08)        (1.14)       (1.22)        0.01         8.79      (12.10)       1,085
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      4.86       0.02(c)      (0.24)       (0.22)        0.00         4.64       (4.53)         189
Year ended 10/31/08(e)         5.47       0.00(c)      (0.61)       (0.61)        0.00         4.86      (11.15)         183
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      4.89       0.02(c)      (0.24)       (0.22)        0.00         4.67       (4.50)         350
Year ended 10/31/08            9.41       0.02(c)      (4.54)       (4.52)        0.00         4.89      (48.03)         366
Year ended 10/31/07            8.85      (0.02)         0.57         0.55         0.01         9.41        6.33          706
Year ended 10/31/06(e)        10.00      (0.03)        (1.13)       (1.16)        0.01         8.85      (11.50)         664
________________________________________________________________________________________________________________________________
================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        1.71%(d)          8.13%(d)        0.44%(d)      114%
Year ended 10/31/08              1.71              4.49            0.04          154
Year ended 10/31/07              1.72              4.56           (0.45)         128
Year ended 10/31/06(e)           1.77(f)           6.96(f)        (0.87)(f)       37
----------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09        2.46(d)           8.88(d)        (0.31)(d)      114
Year ended 10/31/08              2.46              5.24           (0.71)         154
Year ended 10/31/07              2.47              5.31           (1.20)         128
Year ended 10/31/06(e)           2.52(f)           7.71(f)        (1.62)(f)       37
----------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        2.46(d)           8.88(d)        (0.31)(d)      114
Year ended 10/31/08              2.46              5.24           (0.71)         154
Year ended 10/31/07              2.47              5.31           (1.20)         128
Year ended 10/31/06(e)           2.52(f)           7.71(f)        (1.62)(f)       37
----------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        1.46(d)           7.88(d)         0.69(d)       114
Year ended 10/31/08(e)           1.46(f)           6.25(f)         0.29(f)       154
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09        1.45(d)           7.24(d)         0.70(d)       114
Year ended 10/31/08              1.45              3.79            0.30          154
Year ended 10/31/07              1.46              3.97           (0.19)         128
Year ended 10/31/06(e)           1.52(f)           6.41(f)        (0.62)(f)       37
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $2,396, $585, $743, $184 and $347 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e) Commencement date of Class A, Class B Class C and Institutional Class shares was March 31, 2006. Commencement date of Class Y shares was October 3, 2008.
(f)   Annualized.


16        AIM JAPAN FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.



17        AIM JAPAN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $954.60        $ 8.29      $1,016.31       $ 8.55       1.71%
---------------------------------------------------------------------------------------------------
        B            1,000.00        951.70         11.90       1,012.60        12.28       2.46
---------------------------------------------------------------------------------------------------
        C            1,000.00        949.60         11.89       1,012.60        12.28       2.46
---------------------------------------------------------------------------------------------------
        Y            1,000.00        954.70          7.08       1,017.55         7.30       1.46
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.



18        AIM JAPAN FUND

Supplement to Semiannual Report dated 4/30/09

AIM JAPAN FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 or reimbursed expenses, performance would
                                             For periods ended 4/30/09                    have been lower.
The following information has been
prepared to provide Institutional Class      Inception (3/31/06)                -21.89%      Please note that past performance is
shareholders with a performance overview      1 YEAR                            -41.63    not indicative of future results. More
specific to their holdings. Institutional     6 Months*                          -4.50    recent returns may be more or less than
Class shares are offered exclusively to      ==========================================   those shown. All returns assume
institutional investors, including defined                                                reinvestment of distributions at NAV.
contribution plans that meet certain         ==========================================   Investment return and principal value will
criteria.                                                                                 fluctuate so your shares, when redeemed,
                                             AVERAGE ANNUAL TOTAL RETURNS                 may be worth more or less than their
                                             For periods ended 3/31/09, most recent       original cost. See full report for
                                             calendar quarter-end                         information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             Inception (3/31/06)                -24.70%   more information. For the most current
                                              1 Year                            -43.37    month-end performance, please call 800
                                              6 Months*                         -27.50    4514246 or visit invescoaim.com.

                                             *  Cumulative total return that has not      (1) Total annual operating expenses less
                                                been annualized                               any contractual fee waivers and/or
                                             ==========================================       expense reimbursements by the advisor
                                                                                              in effect through at least June
                                             Institutional Class shares have no sales         30,2009. See current prospectus for
                                             charge; therefore, performance is at net         more information.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.45%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 3.79%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 31 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

                                                Had the advisor not waived fees and/

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   JAP-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $955.00        $7.03       $1,017.60       $7.25        1.45%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM JAPAN FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,        [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco             --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   JAP-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM LIBOR ALPHA FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          3
Schedule of Investments          4
Financial Statements             8
Notes to Financial Statements   10
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY                                                                          THE PERFORMANCE DATA QUOTED REPRESENT
                                                                                          PAST PERFORMANCE AND CANNOT GUARANTEE
FUND VS. INDEXES                                                                          COMPARABLE FUTURE RESULTS; CURRENT
                                                                                          PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance      VISIT INVESCOAIM.COM FOR THE MOST RECENT
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   MONTH-END PERFORMANCE. PERFORMANCE FIGURES
sales charges, which would have reduced performance.                                      REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                                                                          IN NET ASSET VALUE AND THE EFFECT OF THE
Class A Shares                                                                    1.25%   MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                                    1.12    STATED. PERFORMANCE FIGURES DO NOT REFLECT
Class R Shares                                                                    1.12    DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Class Y Shares                                                                    1.50    ON FUND DISTRIBUTIONS OR SALE OF FUND
Barclays Capital U.S. Aggregate Index(Triangle)* (Broad Market Index)             7.74    SHARES. INVESTMENT RETURN AND PRINCIPAL
U.S. Three-Month LIBOR(Triangle) (Style-Specific Index)                           0.85    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
Lipper Short Investment Grade Debt Funds Index(Triangle) (Peer Group Index)       2.31    A GAIN OR LOSS WHEN YOU SELL SHARES.

(Triangle) Lipper Inc.                                                                       THE NET ANNUAL FUND OPERATING EXPENSE
                                                                                          RATIO SET FORTH IN THE MOST RECENT FUND
*  Effective 11/3/08, Lehman Brothers indexes were rebranded as Barclays Capital          PROSPECTUS AS OF THE DATE OF THIS REPORT
   indexes.                                                                               FOR CLASS A, CLASS C, CLASS R AND CLASS Y
                                                                                          SHARES WAS 0.90%, 1.15%, 1.15% AND 0.65%,
The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds   RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND
with components for government and corporate securities, mortgage pass-throughs and       OPERATING EXPENSE RATIO SET FORTH IN THE
asset-backed securities.                                                                  MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                          OF THIS REPORT FOR CLASS A, CLASS C, CLASS
   The U.S. THREE-MONTH LIBOR (London Interbank Offered Rate) is an average rate          R AND CLASS Y SHARES WAS 1.63%, 2.38%,
derived from the quotations provided by the banks determined by the British Bankers'      1.88% AND 1.38%, RESPECTIVELY. THE EXPENSE
Association for a three-month deposit in U.S. dollars during a given month.               RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                                                                          EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   The LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX is an equally weighted              OF THIS REPORT THAT ARE BASED ON EXPENSES
representation of the largest funds in the Lipper Short Investment Grade Debt Funds       INCURRED DURING THE PERIOD COVERED BY THIS
category. These funds invest primarily in investment grade debt issues with               REPORT.
dollar-weighted average maturities of less than three years.
                                                                                             CLASS A SHARE PERFORMANCE REFLECTS THE
   The Fund is not managed to track the performance of any particular index, including    MAXIMUM 2.50% SALES CHARGE. CLASS C SHARES
the indexes defined here, and consequently, the performance of the Fund may deviate       DO NOT HAVE A FRONT-END SALES CHARGE OR A
significantly from the performance of the indexes.                                        CDSC; THEREFORE, PERFORMANCE QUOTED IS AT
                                                                                          NET ASSET VALUE. CLASS R SHARES DO NOT
   A direct investment cannot be made in an index. Unless otherwise indicated, index      HAVE A FRONT-END SALES CHARGE; RETURNS
results include reinvested dividends, and they do not reflect sales charges.              SHOWN ARE AT NET ASSET VALUE AND DO NOT
Performance of the peer group reflects fund expenses; performance of a market index       REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
does not.                                                                                 ON A TOTAL REDEMPTION OF RETIREMENT PLAN
=======================================================================================   ASSETS WITHIN THE FIRST YEAR. CLASS Y
                                                                                          SHARES DO NOT HAVE A FRONT-END SALES
==========================================   ==========================================   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 IS AT NET ASSET VALUE.

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar         THE PERFORMANCE OF THE FUND'S SHARE
applicable sales charges                     quarter-end, including maximum applicable    CLASSES WILL DIFFER PRIMARILY DUE TO
                                             sales charges                                DIFFERENT SALES CHARGE STRUCTURES AND
CLASS A SHARES                                                                            CLASS EXPENSES.
Inception (3/31/06)                 -1.15%   CLASS A SHARES
 1 Year                             -6.68    Inception (3/31/06)                 -2.25%      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                              1 Year                             -9.21    REIMBURSED EXPENSES, PERFORMANCE WOULD
CLASS C SHARES                                                                            HAVE BEEN LOWER.
Inception (3/31/06)                 -0.58%   CLASS C SHARES
 1 Year                             -4.49    Inception (3/31/06)                 -1.62%   (1) Total annual operating expenses less
                                              1 Year                             -6.97        any contractual fee waivers and/or
CLASS R SHARES                                                                                expense reimbursements by the advisor
Inception (3/31/06)                 -0.58%   CLASS R SHARES                                   in effect through at least June
 1 Year                             -4.49    Inception (3/31/06)                 -1.66%       30, 2009. See current prospectus for
                                              1 Year                             -7.08        more information.
CLASS Y SHARES
Inception                           -0.24%   CLASS Y SHARES                               (2) Total annual operating expenses less
 1 Year                             -3.99    Inception                           -1.29%       any contractual fee waivers by the
                                              1 Year                             -6.50        distributor in effect through at least
==========================================   ==========================================       June 30, 2009. See current prospectus
                                                                                              for more information.
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    THE RESTATED CLASS A SHARE PERFORMANCE
3, 2008; RETURNS SINCE THAT DATE ARE         REFLECTS THE RULE 12B-1 FEES APPLICABLE TO
ACTUAL RETURNS. ALL OTHER RETURNS ARE        CLASS A SHARES AS WELL AS ANY FEE WAIVERS
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      OR EXPENSE REIMBURSEMENTS RECEIVED BY
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS A SHARES. CLASS A SHARES' INCEPTION
PERFORMANCE (FOR PERIODS PRIOR TO THE        DATE IS MARCH 31, 2006.
INCEPTION DATE OF CLASS Y SHARES) AT NET
ASSET VALUE.


2   AIM LIBOR ALPHA FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
     [CROCKETT         shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
       PHOTO]          investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
   Bruce Crockett      Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

      [TAYLOR             Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
       PHOTO]          believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.
    Philip Taylor
                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3   AIM LIBOR ALPHA FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                      PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES-42.64%

COLLATERALIZED MORTGAGE OBLIGATIONS-42.64%

Banc Of America Mortgage Securities,
  Series 2004-D, Class 2A2, Floating Rate Pass
  Through Ctfs.,
  3.93%, 05/25/34(b)                                 $  694,501    $  583,979
-----------------------------------------------------------------------------
Bank Of America Credit Card Trust,
  Series 2006-C7, Class C7, Floating Rate Pass
  Through Ctfs.,
  0.68%, 03/15/12(b)                                    500,000       467,272
-----------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4, Pass Through Ctfs.,
  4.52%, 11/11/41                                       150,000       133,384
-----------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust,
  Series 2006-B2, Class B, Floating Rate Pass
  Through Ctfs.,
  0.54%, 03/15/12(b)                                    150,000       149,225
-----------------------------------------------------------------------------
  Series 2007-A6, Class A6, Floating Rate Pass
  Through Ctfs.,
  0.52%, 05/15/13(b)                                    200,000       193,567
-----------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,
  Series 2007-9, Class B, Floating Rate Pass
  Through Ctfs.,
  2.94%, 06/25/47(b)(c)                                 140,000         2,222
-----------------------------------------------------------------------------
  Series 2007-BC2, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  0.53%, 06/25/37(b)                                    350,016       266,178
-----------------------------------------------------------------------------
Credit Suisse Mortgage Capital Ctfs.,
  Series 2009-2R, Class 1A11, Floating Rate Pass
  Through Ctfs.,
  3.69%, 09/26/34 (Acquired 03/27/09; Cost
  $195,229)(b)(c)                                       225,000       204,750
-----------------------------------------------------------------------------
Fannie Mae REMICS,
  Series 2003-112, Class FA, Floating Rate Pass
  Through Ctfs.,
  0.94%, 01/25/28(b)                                    653,183       647,672
-----------------------------------------------------------------------------
Fannie Mae Whole Loan,
  Series 2004-W5, Class F1, Floating Rate Pass
  Through Ctfs.,
  0.89%, 02/25/47(b)                                    326,524       317,614
-----------------------------------------------------------------------------
Freddie Mac REMICS,
  Series 2399, Class XF, Floating Rate Pass
  Through Ctfs.,
  1.40%, 01/15/32(b)                                    329,074       326,492
-----------------------------------------------------------------------------
  Series 2470, Class JF, Floating Rate Pass
  Through Ctfs.,
  1.45%, 12/15/31(b)                                    529,259       530,529
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
  Series 2007-EOP, Class J, Floating Rate Pass
  Through Ctfs.,
  1.34%, 03/06/20(b)(c)                                 225,000       142,989
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
  Corp.,
  Series 2005-FL1A, Class A1, Floating Rate Pass
  Through Ctfs.,
  0.56%, 02/15/19(b)(c)                                  14,130        13,174
-----------------------------------------------------------------------------
Lehman Brothers-UBS Commercial Mortgage Trust,
  Series 2005-C3, Class A5, Pass Through Ctfs.,
  4.74%, 07/15/30                                       165,000       141,036
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust,
  Series 2006-7, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  0.49%, 08/25/36(b)                                     71,588        69,190
-----------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC2,
  Class A2A, Floating Rate Pass Through Ctfs.,
  0.55%, 02/25/37(b)                                    416,166       325,372
-----------------------------------------------------------------------------
Morgan Stanley Capital I, Series 2007-IQ16, Class
  A4, Pass Through Ctfs.,
  5.81%, 12/12/49                                       320,000       249,329
-----------------------------------------------------------------------------
Saxon Asset Securities Trust,
  Series 2004-2, Class MV3, Floating Rate Pass
  Through Ctfs.,
  2.34%, 08/25/35(b)                                    666,523       322,880
-----------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-1, Class 3A1, Pass Through Ctfs.,
  5.14%, 02/25/34                                       167,305       126,254
-----------------------------------------------------------------------------
  Series 2005-11, Class 1A1, Pass Through Ctfs.,
  4.64%, 05/25/35                                       142,558        80,157
-----------------------------------------------------------------------------
USAA Auto Owner Trust,
  Series 2009-1, Class A3, Pass Through Ctfs.,
  3.02%, 06/17/13                                       100,000       100,021
-----------------------------------------------------------------------------
Vanderbilt Mortgage Finance,
  Series 2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26                                        73,331        62,944
-----------------------------------------------------------------------------
  Series 2002-C, Class A4, Pass Through Ctfs.,
  6.57%, 08/07/24                                       105,000        95,360
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
  Series 2006-3, Class A1, Floating Rate
  Pass Through Ctfs.,
  0.49%, 01/25/37(b)                                     71,149        69,608
-----------------------------------------------------------------------------
  Series 2007-2, Class A1, Floating Rate Pass
  Through Ctfs.,
  0.53%, 04/25/37(b)                                    454,952       382,791
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-S, Class A1, Floating Rate Pass
  Through Ctfs.,
  3.72%, 09/25/34(b)                                  1,070,480       902,851
=============================================================================
     Total Asset-Backed Securities (Cost
       $8,142,520)                                                  6,906,840
=============================================================================



BONDS & NOTES-40.24%

AEROSPACE & DEFENSE-0.69%

Honeywell International Inc.,
  Sr. Unsec. Unsub. Notes,
  5.00%, 02/15/19                                       110,000       111,044
=============================================================================


AIRLINES-0.30%

American Airlines,
  Series 1999-1, Class A-2, Sec. Pass Through
  Ctfs.,
  7.02%, 04/15/11                                        50,000        48,813
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM LIBOR ALPHA FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
APPAREL RETAIL-0.30%

TJX Cos., Inc. (The), Sr. Unsec. Notes,
  6.95%, 04/15/19                                    $   45,000    $   48,421
=============================================================================


BREWERS-0.46%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.75%, 01/15/19(c)                                     70,000        74,537
=============================================================================


BROADCASTING-1.29%

Cox Communications Inc., Bonds,
  8.38%, 03/01/39(c)                                     60,000        58,513
-----------------------------------------------------------------------------
Cox Enterprises Inc.,
  Unsec. Deb.,
  7.38%, 06/15/09(c)                                    150,000       150,301
=============================================================================
                                                                      208,814
=============================================================================


CABLE & SATELLITE-0.44%

Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.25%, 02/14/14                                        65,000        71,795
=============================================================================


CASINOS & GAMING-1.39%

Mandalay Resort Group,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 07/31/09                                       250,000       225,312
=============================================================================


COMMUNICATIONS EQUIPMENT-0.62%

Nokia Corp. (Finland),
  Sr. Unsec. Global Notes,
  5.38%, 05/15/19                                       100,000       100,995
=============================================================================


COMPUTER HARDWARE-0.93%

NCR Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.13%, 06/15/09                                       150,000       150,525
=============================================================================


COMPUTER STORAGE & PERIPHERALS-0.52%

Seagate Technology International,
  Sr. Sec. Gtd. Notes,
  10.00%, 05/01/14(c)                                    85,000        84,214
=============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.99%

Caterpillar Financial Services Corp.,
  Series F, Sr. Unsec. Floating Rate Medium-Term
  Notes,
  1.31%, 05/18/09(b)                                    160,000       160,054
=============================================================================


CONSUMER FINANCE-1.47%

American Express Credit Corp.,
  Series C, Sr. Unsec. Floating Rate Medium-Term
  Notes,
  1.84%, 05/27/10(b)                                    250,000       237,897
=============================================================================


HEALTH CARE EQUIPMENT-0.95%

Covidien International Finance S.A., (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.00%, 10/15/17 150,000                                             153,300
=============================================================================


HEALTH CARE FACILITIES-0.96%

Healthsouth Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.75%, 06/15/16                                      150,000       155,250
=============================================================================


HOMEFURNISHING RETAIL-0.31%

Rent-A-Center Inc., Series B, Sr. Unsec. Gtd. Sub.
  Global Notes,
  7.50%, 05/01/10                                        50,000        50,375
=============================================================================


HOTELS, RESORTS & CRUISE LINES-1.46%

Starwood Hotels & Resorts Worldwide, Inc., Sr.
  Unsec. Notes,
  7.88%, 10/15/14                                       245,000       235,898
=============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.01%

AES Corp. (The),
  Sr. Unsec. Notes,
  9.75%, 04/15/16(c)                                     80,000        80,000
-----------------------------------------------------------------------------
DCP Midstream LLC,
  Sr. Unsec. Notes,
  7.88%, 08/16/10                                       240,000       246,126
=============================================================================
                                                                      326,126
=============================================================================


INDUSTRIAL CONGLOMERATES-1.99%

General Electric Capital Corp.,
  Sr. Unsec. Floating Rate Medium-Term Global
  Notes,
  1.12%, 10/26/09(b)                                    120,000       118,870
-----------------------------------------------------------------------------
  1.18%, 01/20/10(b)                                    100,000        98,243
-----------------------------------------------------------------------------
Hutchison Whampoa International Ltd. (Cayman
  Islands),
  Sr. Unsec. Gtd. Notes,
  7.63%, 04/09/19(c)                                    105,000       105,100
=============================================================================
                                                                      322,213
=============================================================================


INSURANCE BROKERS-0.61%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes,
  5.15%, 09/15/10                                       100,000        99,375
=============================================================================


INTEGRATED OIL & GAS-1.53%

Chevron Corp.,
  Sr. Unsec. Global Notes,
  3.45%, 03/03/12                                        70,000        72,418
-----------------------------------------------------------------------------
  3.95%, 03/03/14                                        25,000        25,758
-----------------------------------------------------------------------------
ConocoPhillips,
  Sr. Unsec. Gtd. Global Notes,
  4.75%, 02/01/14                                        65,000        68,474
-----------------------------------------------------------------------------
StatoilHydro A.S.A, (Norway)
  Global Notes,
  3.88%, 04/15/14                                        50,000        50,657
-----------------------------------------------------------------------------
  5.25%, 04/15/19                                        30,000        30,707
=============================================================================
                                                                      248,014
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-4.17%

British Telecommunications PLC (United Kingdom),
  Sr. Unsec. Unsub. Global Notes,
  8.63%, 12/15/10                                       200,000       209,318
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LIBOR ALPHA FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Koninklijke KPN N.V. (Netherlands),
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 10/01/10                                    $  125,000    $  132,154
-----------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
  Unsec. Gtd. Unsub. Global Notes,
  7.75%, 09/15/10                                       150,000       157,934
-----------------------------------------------------------------------------
Telemar Norte Leste S.A. (Brazil),
  Sr. Unsec. Notes,
  9.50%, 04/23/19(c)                                    100,000       102,750
-----------------------------------------------------------------------------
Verizon Communications Inc.,
  Sr. Unsec. Global Notes,
  6.35%, 04/01/19                                        70,000        72,996
=============================================================================
                                                                      675,152
=============================================================================


INVESTMENT BANKING & BROKERAGE-0.22%

Goldman Sachs Group Inc.,
  Sr. Global Notes,
  6.00%, 05/01/14                                        35,000        34,902
=============================================================================


MULTI-LINE INSURANCE-0.65%

International Lease Finance Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  1.38%, 06/26/09(b)                                    110,000       105,187
=============================================================================


OIL & GAS EXPLORATION & PRODUCTION-1.43%

Anadarko Petroleum Corp.,
  Sr. Unsec. Notes,
  7.63%, 03/15/14                                       130,000       133,483
-----------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Notes,
  8.00%, 05/03/19(c)                                     95,000        98,502
=============================================================================
                                                                      231,985
=============================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.86%

Williams Cos. Inc. (The),
  Sr. Unsec. Notes,
  8.75%, 01/15/20(c)                                    135,000       139,556
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.52%

Citigroup Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.10%, 09/29/11                                       150,000       138,929
-----------------------------------------------------------------------------
PNC Funding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  2.30%, 06/22/12                                       105,000       106,557
=============================================================================
                                                                      245,486
=============================================================================


PAPER PRODUCTS-2.45%

Cellu Tissue Holdings, Inc.,
  Sec. Gtd. Global Notes,
  9.75%, 03/15/10                                       250,000       230,625
-----------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Notes,
  8.25%, 05/01/16(c)                                    100,000       100,750
-----------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13                                       200,000        66,000
=============================================================================
                                                                      397,375
=============================================================================


PERSONAL PRODUCTS-0.41%

Avon Products Inc.,
  Sr. Unsec. Notes,
  5.63%, 03/01/14                                        65,000        66,820
=============================================================================


PHARMACEUTICALS-1.39%

Abbott Laboratories,
  Sr. Unsec. Notes,
  5.13%, 04/01/19                                        55,000        56,708
-----------------------------------------------------------------------------
Pfizer Inc.,
  Sr. Unsec. Global Notes,
  4.45%, 03/15/12                                       160,000       168,925
=============================================================================
                                                                      225,633
=============================================================================


PROPERTY & CASUALTY INSURANCE-1.12%

Chubb Corp. (The),
  Sr. Notes,
  5.75%, 05/15/18                                       100,000        97,133
-----------------------------------------------------------------------------
Travelers Cos. Inc. (The),
  Sr. Unsec. Notes,
  5.80%, 05/15/18                                        85,000        84,879
=============================================================================
                                                                      182,012
=============================================================================


PUBLISHING-0.46%

Dex Media West LLC/Dex Media West Finance Co.,
  Series B, Sr. Unsec. Sub. Global Notes,
  9.88%, 08/15/13                                       250,000        74,375
=============================================================================


RESEARCH & CONSULTING SERVICES-0.92%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(c)                                    175,000       148,646
=============================================================================


SEMICONDUCTORS-2.05%

Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11                                      400,000       332,000
=============================================================================


SPECIALIZED FINANCE-0.76%

National Rural Utilities Cooperative Finance
  Corp.,
  Series C, Sr. Unsec. Medium-Term Global Notes,
  7.25%, 03/01/12                                       115,000       122,348
=============================================================================


SPECIALTY STORES-0.97%

Staples Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.75%, 04/01/11                                       150,000       157,501
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.68%

GATX Corp.,
  Sr. Notes,
  8.75%, 05/15/14                                       110,000       109,807
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.96%

Vodafone Group PLC (United Kingdom),
  Sr. Unsec. Global Notes,
  7.75%, 02/15/10                                       150,000       155,652
=============================================================================
     Total Bonds & Notes (Cost $6,659,653)                          6,517,409
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LIBOR ALPHA FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-9.61%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.38%

Floating Rate Pass Through Ctfs.,
  6.53%, 07/01/36(b)                                 $  643,898    $   674,628
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 06/01/39(d)                                    350,000        358,805
==============================================================================
                                                                     1,033,433
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-3.23%

Floating Rate Pass Through Ctfs.,
  4.68%, 11/01/32(b)                                    155,511        156,743
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 05/01/39(d)                                    360,000        366,412
==============================================================================
                                                                       523,155
==============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,532,309)                           1,556,588
==============================================================================


U.S. TREASURY BILLS-0.68%

0.38%, 07/30/09 (Cost $109,896),(e)(f)                  110,000        109,967
==============================================================================


                                                       SHARES

MONEY MARKET FUNDS-13.20%

Liquid Assets Portfolio-Institutional Class(g)        1,069,154      1,069,154
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              1,069,154      1,069,154
==============================================================================
     Total Money Market Funds (Cost $2,138,308)                      2,138,308
==============================================================================
TOTAL INVESTMENTS-106.37% (Cost $18,582,686)                        17,229,112
==============================================================================
OTHER ASSETS LESS LIABILITIES-(6.37)%                               (1,031,303)
==============================================================================
NET ASSETS-100.00%                                                 $16,197,809
______________________________________________________________________________
==============================================================================



Investment Abbreviations:


ABS     - Asset Backed Security
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
REMICS  - Real Estate Mortgage Investment Conduits
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2009.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $1,506,004, which represented 9.30% of the Fund's Net Assets.
(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Financials                                                           58.6%
-------------------------------------------------------------------------
Consumer Discretionary                                                6.6
-------------------------------------------------------------------------
Telecommunication Services                                            5.1
-------------------------------------------------------------------------
Information Technology                                                5.0
-------------------------------------------------------------------------
Industrials                                                           4.7
-------------------------------------------------------------------------
Energy                                                                3.8
-------------------------------------------------------------------------
Health Care                                                           3.3
-------------------------------------------------------------------------
Materials                                                             2.5
-------------------------------------------------------------------------
Utilities                                                             2.0
-------------------------------------------------------------------------
Consumer Staples                                                      0.9
-------------------------------------------------------------------------
Short-Term Investments Plus Other Assets Less Liabilities             7.5
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LIBOR ALPHA FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $16,444,378)                            $15,090,804
-------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       2,138,308
===============================================================================
     Total investments, at value (Cost $18,582,686)                  17,229,112
===============================================================================
Cash                                                                    195,814
-------------------------------------------------------------------------------
Foreign currencies, at value (Cost $482)                                    372
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      560,725
-------------------------------------------------------------------------------
  Fund shares sold                                                        5,589
-------------------------------------------------------------------------------
  Dividends and Interest                                                134,180
-------------------------------------------------------------------------------
  Principal paydowns                                                     19,137
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         3,475
-------------------------------------------------------------------------------
Other assets                                                             34,828
===============================================================================
     Total assets                                                    18,183,232
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Investments purchased                                               1,819,356
-------------------------------------------------------------------------------
  Credit default swap agreements close-out                               74,558
-------------------------------------------------------------------------------
  Fund shares reacquired                                                 29,659
-------------------------------------------------------------------------------
  Variation margin                                                        2,014
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                              9,997
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       45,118
-------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        4,721
===============================================================================
     Total liabilities                                                1,985,423
===============================================================================
Net assets applicable to shares outstanding                         $16,197,809
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $21,345,541
-------------------------------------------------------------------------------
Undistributed net investment income                                      49,943
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (3,861,338)
-------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (1,336,337)
===============================================================================
                                                                    $16,197,809
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Class A                                                             $10,865,318
_______________________________________________________________________________
===============================================================================
Class C                                                             $ 5,291,132
_______________________________________________________________________________
===============================================================================
Class R                                                             $    19,917
_______________________________________________________________________________
===============================================================================
Class Y                                                             $    11,208
_______________________________________________________________________________
===============================================================================
Institutional Class                                                 $    10,234
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               1,312,301
_______________________________________________________________________________
===============================================================================
Class C                                                                 638,851
_______________________________________________________________________________
===============================================================================
Class R                                                                   2,406
_______________________________________________________________________________
===============================================================================
Class Y                                                                   1,352
_______________________________________________________________________________
===============================================================================
Institutional Class                                                       1,236
_______________________________________________________________________________
===============================================================================
Class A:
  Net asset value per share                                         $      8.28
-------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.28 divided by 97.50%)                   $      8.49
_______________________________________________________________________________
===============================================================================
Class C:
  Net asset value and offering price per share                      $      8.28
_______________________________________________________________________________
===============================================================================
Class R:
  Net asset value and offering price per share                      $      8.28
_______________________________________________________________________________
===============================================================================
Class Y:
  Net asset value and offering price per share                      $      8.29
_______________________________________________________________________________
===============================================================================
Institutional Class:
  Net asset value and offering price per share                      $      8.28
_______________________________________________________________________________
===============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LIBOR ALPHA FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                             $   439,520
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                               9,529
================================================================================================
     Total investment income                                                             449,049
================================================================================================


EXPENSES:

Advisory fees                                                                             35,245
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,794
------------------------------------------------------------------------------------------------
Custodian fees                                                                             6,404
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 12,486
------------------------------------------------------------------------------------------------
  Class C                                                                                 27,672
------------------------------------------------------------------------------------------------
  Class R                                                                                     48
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, C, R and Y                                                      13,244
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                  9,973
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              28,894
------------------------------------------------------------------------------------------------
Professional services fees                                                                35,909
------------------------------------------------------------------------------------------------
Other                                                                                     19,655
================================================================================================
     Total expenses                                                                      214,329
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (141,751)
================================================================================================
     Net expenses                                                                         72,578
================================================================================================
Net investment income                                                                    376,471
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               (1,466,881)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (1,246)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (121,987)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                        (38,560)
================================================================================================
                                                                                      (1,628,674)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                1,309,203
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         (21)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (28,772)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                         98,410
================================================================================================
                                                                                       1,378,820
================================================================================================
Net realized and unrealized gain (loss)                                                 (249,854)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $   126,617
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LIBOR ALPHA FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)


                                                                             APRIL 30,      OCTOBER 31,
                                                                                2009           2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $   376,471    $  1,462,946
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (1,628,674)     (1,645,169)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        1,378,820      (2,103,276)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations            126,617      (2,285,499)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (279,681)     (1,273,883)
-------------------------------------------------------------------------------------------------------
  Class C                                                                      (151,858)       (801,361)
-------------------------------------------------------------------------------------------------------
  Class R                                                                          (510)         (1,391)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                        (4,692)         (1,797)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                              (288)         (4,336)
=======================================================================================================
     Total distributions from net investment income                            (437,029)     (2,082,768)
=======================================================================================================
Share transactions-net:
  Class A                                                                       355,713     (14,215,379)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (1,172,711)     (7,895,573)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           685           3,022
-------------------------------------------------------------------------------------------------------
  Class Y                                                                      (289,741)        327,128
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               288         (43,853)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (1,105,766)    (21,824,655)
=======================================================================================================
     Net increase (decrease) in net assets                                   (1,416,178)    (26,192,922)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                        17,613,987      43,806,909
=======================================================================================================
  End of period (includes undistributed net investment income of $49,943
     and $110,501, respectively)                                            $16,197,809    $ 17,613,987
_______________________________________________________________________________________________________
=======================================================================================================




NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM LIBOR Alpha Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is to provide total return.

  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

10        AIM LIBOR ALPHA FUND

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are generally declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to

11        AIM LIBOR ALPHA FUND
      federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


12        AIM LIBOR ALPHA FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                             0.45%
-------------------------------------------------------------------
Next $4 billion                                              0.425%
-------------------------------------------------------------------
Over $5 billion                                              0.40%
___________________________________________________________________
===================================================================





13        AIM LIBOR ALPHA FUND

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10%, 0.60% and 0.60% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees and reimbursed Fund expenses of $114,665 and reimbursed class level expenses of $8,373, $4,640, $16, $94 and $5 of Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2009. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class C shares were $13,836.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $870 in front-end sales commissions from the sale of Class A shares and $264 and $0 from Class A and Class C shares for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the

14        AIM LIBOR ALPHA FUND

  Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $ 2,138,308         $17,347
-------------------------------------------------------
Level 2                    15,090,804              --
-------------------------------------------------------
Level 3                            --              --
=======================================================
                          $17,229,112         $17,347
_______________________________________________________
=======================================================



* Other investments include futures, which are included at unrealized appreciation.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $122.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,806 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--FUTURES CONTRACTS AT PERIOD-END


                                                  OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                         NUMBER OF          MONTH/                          APPRECIATION
CONTRACT                                                 CONTRACTS        COMMITMENT          VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Euro-Bond                                                     3         June-2009/Long     $   486,266        $ (7,046)
-------------------------------------------------------------------------------------------------------------------------
Long Gilt Future                                              4         June-2009/Long         713,307          (3,104)
=========================================================================================================================
  Subtotal                                                                                 $ 1,199,573        $(10,150)
=========================================================================================================================
U.S. Treasury 10 Year Notes                                   3        June-2009/Short        (362,812)          2,337
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                     13        June-2009/Short      (1,593,313)         25,160
=========================================================================================================================
  Subtotal                                                                                 $(1,956,125)       $ 27,497
=========================================================================================================================
     Total                                                                                 $   756,552        $ 17,347
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


15        AIM LIBOR ALPHA FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2014                                                                    $  358,143
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                     1,820,416
===============================================================================================
Total capital loss carryforward                                                     $2,178,559
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $9,923,087 and $10,781,659, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $   198,315
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (1,551,889)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(1,353,574)
________________________________________________________________________________________________
================================================================================================
Cost of investments is the same for tax and financial statement purposes.


NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   APRIL 30, 2009(a)              OCTOBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       401,190     $ 3,273,047        496,602     $  4,640,781
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       176,238       1,440,542        153,241        1,429,066
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                            22             175            181            1,631
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                         74             578         46,826          406,922
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        28,607         234,930        119,025        1,100,413
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        15,289         123,571         76,136          704,488
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                            63             510            151            1,391
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                           585           4,692            209            1,797
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                36             288            470            4,336
=======================================================================================================================
Reacquired:
  Class A(b)                                                   (387,631)     (3,152,264)    (2,143,337)     (19,956,573)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (335,988)     (2,736,824)    (1,083,682)     (10,029,127)
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (36,953)       (295,011)        (9,389)         (81,591)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --         (5,550)         (48,189)
=======================================================================================================================
Net increase (decrease) in share activity                      (138,468)    $(1,105,766)    (2,349,117)    $(21,824,655)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      45,676      $ 396,921
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (45,676)      (396,921)
     __________________________________________________________________________________________________
     ==================================================================================================





16        AIM LIBOR ALPHA FUND

NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements and currently intends for the Fund to adopt FAS 161 provisions during the six month period ending October 31, 2009.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 8.41      $0.20        $(0.10)      $ 0.10      $(0.23)      $8.28       1.25%       $10,865
Year ended 10/31/08            9.86       0.49         (1.25)       (0.76)      (0.69)       8.41      (8.13)        10,680
Year ended 10/31/07            9.91       0.48         (0.04)        0.44       (0.49)       9.86       4.52         27,579
Year ended 10/31/06(e)        10.00       0.26         (0.08)        0.18       (0.27)       9.91       1.82         32,980
------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.41       0.19         (0.10)        0.09       (0.22)       8.28       1.12          5,291
Year ended 10/31/08            9.86       0.46         (1.25)       (0.79)      (0.66)       8.41      (8.36)         6,588
Year ended 10/31/07            9.91       0.46         (0.04)        0.42       (0.47)       9.86       4.27         16,147
Year ended 10/31/06(e)        10.00       0.25         (0.09)        0.16       (0.25)       9.91       1.67         17,653
------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      8.41       0.19         (0.10)        0.09       (0.22)       8.28       1.12             20
Year ended 10/31/08            9.86       0.46         (1.25)       (0.79)      (0.66)       8.41      (8.36)            20
Year ended 10/31/07            9.91       0.46         (0.04)        0.42       (0.47)       9.86       4.26             20
Year ended 10/31/06(e)        10.00       0.25         (0.09)        0.16       (0.25)       9.91       1.67            771
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      8.41       0.21         (0.09)        0.12       (0.24)       8.29       1.50             11
Year ended 10/31/08(e)         8.69       0.04         (0.27)       (0.23)      (0.05)       8.41      (2.68)           317
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      8.41       0.21         (0.10)        0.11       (0.24)       8.28       1.38             10
Year ended 10/31/08            9.86       0.51         (1.26)       (0.75)      (0.70)       8.41      (7.90)            10
Year ended 10/31/07            9.91       0.51         (0.04)        0.47       (0.52)       9.86       4.79             62
Year ended 10/31/06(e)        10.00       0.28         (0.09)        0.19       (0.28)       9.91       1.97            813
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        0.84%(d)          2.47%(d)       4.91%(d)       75%
Year ended 10/31/08              0.90              1.63           5.23          116
Year ended 10/31/07              0.85              1.36           4.85          218
Year ended 10/31/06(e)           0.87(f)           1.66(f)        4.49(f)       134
---------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09        1.09(d)           3.22(d)        4.66(d)        75
Year ended 10/31/08              1.15              2.38           4.98          116
Year ended 10/31/07              1.10              2.11           4.60          218
Year ended 10/31/06(e)           1.12(f)           2.41(f)        4.24(f)       134
---------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09        1.09(d)           2.72(d)        4.66(d)        75
Year ended 10/31/08              1.15              1.88           4.98          116
Year ended 10/31/07              1.10              1.61           4.60          218
Year ended 10/31/06(e)           1.12(f)           1.91(f)        4.24(f)       134
---------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09        0.59(d)           2.22(d)        5.16(d)        75
Year ended 10/31/08(e)           0.66(f)           2.24(f)        5.47(f)       116
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09        0.59(d)           2.15(d)        5.16(d)        75
Year ended 10/31/08              0.65              1.30           5.48          116
Year ended 10/31/07              0.60              1.02           5.10          218
Year ended 10/31/06(e)           0.61(f)           1.34(f)        4.75(f)       134
_______________________________________________________________________________________
=======================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $10,071, $5,580, $19, $113 and $10 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class C, Class R and Institutional Class shares. Commencement date of October 3, 2008 for Class Y shares.
(f)  Annualized.



17        AIM LIBOR ALPHA FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.



18        AIM LIBOR ALPHA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,012.50       $4.19       $1,020.63       $4.21        0.84%
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,011.20        5.44        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,011.20        5.44        1,019.39        5.46        1.09
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,015.00        2.95        1,021.87        2.96        0.59
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM LIBOR ALPHA FUND

Supplement to Semiannual Report dated 4/30/09

AIM LIBOR ALPHA FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 4/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/31/06)                 -0.08%   those shown. All returns assume
shareholders with a performance overview      1 Year                             -4.00    reinvestment of distributions at NAV.
specific to their holdings. Institutional     6 Months*                           1.38    Investment return and principal value will
Class shares are offered exclusively to      ==========================================   fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         ==========================================   original cost. See full report for
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 information on comparative benchmarks.
                                             For periods ended 3/31/09, most recent       Please consult your Fund prospectus for
                                             calendar quarter-end                         more information. For the most current
                                                                                          month-end performance, please call 800
                                             Inception (3/31/06)                 -1.16%   451 4246 or visit invescoaim.com.
                                              1 Year                             -6.61
                                              6 Months*                          -4.52    (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
                                             *  Cumulative total return that has not           expense reimbursements by the advisor
                                                been annualized                                in effect through at least June
                                             ==========================================        30, 2009. See current prospectus for
                                                                                               more information.
                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.65%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.30%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LAL-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,013.80       $2.95       $1,021.87       $2.96        0.59%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM LIBOR ALPHA FUND

[GO PAPERLESS
   GRAPHIC]
====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20,2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,            [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                 --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   LAL-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM TRIMARK ENDEAVOR FUND
--SERVICE MARK--     Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                2
Letters to Shareholders         4
Schedule of Investments         5
Financial Statements            7
Notes to Financial Statements  10
Financial Highlights           16
Fund Expenses                  18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    7.47%
Class B Shares                                                                    7.00
Class C Shares                                                                    7.12
Class R Shares                                                                    7.26
Class Y Shares                                                                    7.72
S&P 500 Index(Triangle) (Broad Market Index)                                     -8.52
Russell Midcap Index(Triangle) (Style-Specific Index)                            -1.64
Lipper Mid-Cap Core Funds Index(Triangle) (Peer Group Index)                     -2.33

(Triangle)  Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the 800 smallest companies in the RUSSELL 1000--REGISTERED TRADEMARK-- Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The
Russell Midcap Index is a trademark/service mark of the Frank Russell Company.
RUSSELL--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

   The LIPPER MID-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Core Funds category. These funds have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM TRIMARK ENDEAVOR FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/4/03)                  1.05%   Inception (11/4/03)                 -3.39%
 5 Years                            -0.54     5 Years                            -5.56
 1 Year                            -30.52     1 Year                            -44.22

CLASS B SHARES                               CLASS B SHARES
Inception (11/4/03)                  1.21%   Inception (11/4/03)                 -3.22%
 5 Years                            -0.50     5 Years                            -5.50
 1 Year                            -30.61     1 Year                            -44.36

CLASS C SHARES                               CLASS C SHARES
Inception (11/4/03)                  1.39%   Inception (11/4/03)                 -3.06%
 5 Years                            -0.13     5 Years                            -5.17
 1 Year                            -27.67     1 Year                            -42.01

CLASS R SHARES                               CLASS R SHARES
Inception                            1.86%   Inception                           -2.62%
 5 Years                             0.35     5 Years                            -4.73
 1 Year                            -26.57     1 Year                            -41.13

CLASS Y SHARES                               CLASS Y SHARES
Inception                            2.14%   Inception                           -2.35%
 5 Years                             0.64     5 Years                            -4.46
 1 Year                            -26.27     1 Year                            -40.86
==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      THE MOST RECENT MONTH-END PERFORMANCE.          CLASS A SHARE PERFORMANCE REFLECTS THE
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED       MAXIMUM 5.50% SALES CHARGE, AND CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    AND CLASS C SHARE PERFORMANCE REFLECTS THE
BLENDED RETURNS OF HISTORICAL CLASS R        AND THE EFFECT OF THE MAXIMUM SALES          APPLICABLE CONTINGENT DEFERRED SALES
SHARE PERFORMANCE AND RESTATED CLASS A       CHARGE UNLESS OTHERWISE STATED.              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERFORMANCE FIGURES DO NOT REFLECT           CDSC ON CLASS B SHARES DECLINES FROM 5%
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     ON FUND DISTRIBUTIONS OR SALE OF FUND        THE BEGINNING OF THE SEVENTH YEAR. THE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   SHARES. INVESTMENT RETURN AND PRINCIPAL      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
R SHARES. CLASS A SHARES' INCEPTION DATE     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
IS NOVEMBER 4, 2003.                         A GAIN OR LOSS WHEN YOU SELL SHARES.         HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
   CLASS Y SHARES' INCEPTION DATE IS            THE NET ANNUAL FUND OPERATING EXPENSE     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND      ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT     ASSETS WITHIN THE FIRST YEAR. CLASS Y
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND   SHARES DO NOT HAVE A FRONT-END SALES
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.53%, 2.28%, 2.28%,      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.78% AND 1.28%, RESPECTIVELY.(1) THE        IS AT NET ASSET VALUE.
INCEPTION DATE OF CLASS Y SHARES) AT NET     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ASSET VALUE. THE RESTATED CLASS A SHARE      SET FORTH IN THE MOST RECENT FUND               THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     PROSPECTUS AS OF THE DATE OF THIS REPORT     CLASSES WILL DIFFER PRIMARILY DUE TO
APPLICABLE TO CLASS A SHARES AS WELL AS      FOR CLASS A, CLASS B, CLASS C, CLASS R AND   DIFFERENT SALES CHARGE STRUCTURES AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS Y SHARES WAS 1.54%, 2.29%, 2.29%,      CLASS EXPENSES.
RECEIVED BY CLASS A SHARES. CLASS A          1.79% AND 1.29%, RESPECTIVELY. THE EXPENSE
SHARES' INCEPTION DATE IS NOVEMBER 4,        RATIOS PRESENTED ABOVE MAY VARY FROM THE     (1) Total annual operating expenses less
2003.                                        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS       any contractual fee waivers and/or
                                             OF THIS REPORT THAT ARE BASED ON EXPENSES        expense reimbursements by the advisor
                                             INCURRED DURING THE PERIOD COVERED BY THIS       in effect through at least June 30,
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.                                          2009. See current prospectus for more
PAST PERFORMANCE AND CANNOT GUARANTEE                                                         information.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR


3   AIM TRIMARK ENDEAVOR FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

   [TAYLOR PHOTO]         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 9594246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4  AIM TRIMARK ENDEAVOR FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-90.19%

AIRLINES-2.07%

Ryanair Holdings PLC-ADR (Ireland)(b)                   58,800    $ 1,608,180
=============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.82%

Liz Claiborne, Inc.                                    462,200      2,190,828
=============================================================================


BREWERS-4.88%

Grupo Modelo, S.A. de C.V.-Series C (Mexico)           255,800        745,999
-----------------------------------------------------------------------------
Molson Coors Brewing Co.-Class B                        79,808      3,052,656
=============================================================================
                                                                    3,798,655
=============================================================================


BROADCASTING-2.69%

Grupo Televisa S.A.-ADR (Mexico)                       135,000      2,089,800
=============================================================================


BUILDING PRODUCTS-3.14%

Kingspan Group PLC (Ireland)                           471,400      2,444,479
=============================================================================


COMMUNICATIONS EQUIPMENT-6.81%

Plantronics, Inc.                                      225,000      2,866,500
-----------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                     35,000      2,432,500
=============================================================================
                                                                    5,299,000
=============================================================================


HEALTH CARE DISTRIBUTORS-4.21%

Patterson Cos. Inc.(b)                                 160,000      3,273,600
=============================================================================


HEALTH CARE EQUIPMENT-10.88%

Kinetic Concepts, Inc.(b)                              169,400      4,194,344
-----------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                97,000      4,267,030
=============================================================================
                                                                    8,461,374
=============================================================================


HEALTH CARE SERVICES-1.29%

AMN Healthcare Services, Inc.(b)                       145,800      1,004,562
=============================================================================


HOME FURNISHINGS-5.43%

Tempur-Pedic International Inc.                        328,200      4,220,652
=============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-2.99%

Manpower Inc.                                           54,000      2,326,860
=============================================================================


INDUSTRIAL CONGLOMERATES-3.70%

DCC PLC (Ireland)                                      158,800      2,875,629
=============================================================================


INDUSTRIAL MACHINERY-1.99%

Graco Inc.                                              65,500      1,545,145
=============================================================================


INTERNET SOFTWARE & SERVICES-4.76%

eBay Inc.(b)                                           225,000      3,705,750
=============================================================================


LEISURE PRODUCTS-4.11%

Pool Corp.                                             179,000      3,196,940
=============================================================================


LIFE & HEALTH INSURANCE-5.46%

Unum Group                                             260,000      4,248,400
=============================================================================


MANAGED HEALTH CARE-4.08%

UnitedHealth Group Inc.                                135,000      3,175,200
=============================================================================


MULTI-LINE INSURANCE-5.04%

Vienna Insurance Group (Austria)                       100,000      3,916,791
=============================================================================


REAL ESTATE SERVICES-5.50%

Jones Lang LaSalle Inc.                                132,625      4,279,809
=============================================================================


RESEARCH & CONSULTING SERVICES-1.67%

Corporate Executive Board Co. (The)                     75,000      1,296,000
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-3.44%

Grafton Group PLC (Ireland)(b)(c)                      763,200      2,679,623
=============================================================================


TRUCKING-3.23%

Con-way Inc.                                           101,300      2,510,214
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $107,519,806)                                         70,147,491
=============================================================================



MONEY MARKET FUNDS-7.96%

Liquid Assets Portfolio-Institutional Class(d)       3,093,743      3,093,743
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             3,093,743      3,093,743
=============================================================================
     Total Money Market Funds (Cost $6,187,486)                     6,187,486
=============================================================================
TOTAL INVESTMENTS-98.15% (Cost $113,707,292)                       76,334,977
=============================================================================
OTHER ASSETS LESS LIABILITIES-1.85%                                 1,442,602
=============================================================================
NET ASSETS-100.00%                                                $77,777,579
_____________________________________________________________________________
=============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK ENDEAVOR FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Industrials                                                          22.2%
-------------------------------------------------------------------------
Health Care                                                          20.5
-------------------------------------------------------------------------
Financials                                                           16.0
-------------------------------------------------------------------------
Consumer Discretionary                                               15.0
-------------------------------------------------------------------------
Information Technology                                               11.6
-------------------------------------------------------------------------
Consumer Staples                                                      4.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 9.8
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK ENDEAVOR FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $107,519,806)                           $ 70,147,491
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        6,187,486
================================================================================
     Total investments, at value (Cost $113,707,292)                  76,334,977
================================================================================
Receivables for:
  Investments sold                                                     1,527,339
--------------------------------------------------------------------------------
  Fund shares sold                                                       132,380
--------------------------------------------------------------------------------
  Dividends                                                               64,626
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          6,166
--------------------------------------------------------------------------------
Other assets                                                              32,401
================================================================================
     Total assets                                                     78,097,889
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 164,589
--------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                  26,778
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              66,013
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        48,451
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        14,479
================================================================================
     Total liabilities                                                   320,310
================================================================================
Net assets applicable to shares outstanding                         $ 77,777,579
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $134,562,847
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (256,273)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (19,126,986)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (37,402,009)
================================================================================
                                                                    $ 77,777,579
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 49,585,274
________________________________________________________________________________
================================================================================
Class B                                                             $  7,179,327
________________________________________________________________________________
================================================================================
Class C                                                             $ 13,156,591
________________________________________________________________________________
================================================================================
Class R                                                             $  4,854,454
________________________________________________________________________________
================================================================================
Class Y                                                             $    366,595
________________________________________________________________________________
================================================================================
Institutional Class                                                 $  2,635,338
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,152,894
________________________________________________________________________________
================================================================================
Class B                                                                  770,151
________________________________________________________________________________
================================================================================
Class C                                                                1,410,153
________________________________________________________________________________
================================================================================
Class R                                                                  508,180
________________________________________________________________________________
================================================================================
Class Y                                                                   38,039
________________________________________________________________________________
================================================================================
Institutional Class                                                      272,148
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       9.62
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $9.62 divided by 94.50%)                   $      10.18
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       9.32
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       9.33
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       9.55
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       9.64
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       9.68
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK ENDEAVOR FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $   457,438
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             12,884
===============================================================================================
     Total investment income                                                            470,322
===============================================================================================


EXPENSES:

Advisory fees                                                                           253,277
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             24,794
-----------------------------------------------------------------------------------------------
Custodian fees                                                                            6,032
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                54,384
-----------------------------------------------------------------------------------------------
  Class B                                                                                31,914
-----------------------------------------------------------------------------------------------
  Class C                                                                                59,254
-----------------------------------------------------------------------------------------------
  Class R                                                                                 9,690
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                 165,876
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                        270
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                10,785
-----------------------------------------------------------------------------------------------
Other                                                                                    91,071
===============================================================================================
     Total expenses                                                                     707,347
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (4,134)
===============================================================================================
     Net expenses                                                                       703,213
===============================================================================================
Net investment income (loss)                                                           (232,891)
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (6,674,359)
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (38,277)
-----------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            122,700
===============================================================================================
                                                                                     (6,589,936)
===============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              10,863,814
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                     18,321
-----------------------------------------------------------------------------------------------
  Foreign currency contracts                                                           (288,331)
===============================================================================================
                                                                                     10,593,804
===============================================================================================
Net realized and unrealized gain                                                      4,003,868
===============================================================================================
Net increase in net assets resulting from operations                                $ 3,770,977
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK ENDEAVOR FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                               $  (232,891)   $     353,386
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (6,589,936)     (12,698,620)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        10,593,804      (61,583,641)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations           3,770,977      (73,928,875)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (246,257)        (376,121)
---------------------------------------------------------------------------------------------------------
  Class R                                                                         (7,353)          (7,345)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,734)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (35,194)         (39,223)
=========================================================================================================
     Total distributions from net investment income                             (290,538)        (422,689)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --      (11,984,664)
---------------------------------------------------------------------------------------------------------
  Class B                                                                             --       (1,746,530)
---------------------------------------------------------------------------------------------------------
  Class C                                                                             --       (3,294,859)
---------------------------------------------------------------------------------------------------------
  Class R                                                                             --         (452,904)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --         (460,266)
=========================================================================================================
     Total distributions from net realized gains                                     --       (17,939,223)
=========================================================================================================
Share transactions-net:
  Class A                                                                     (6,521,649)     (43,987,396)
---------------------------------------------------------------------------------------------------------
  Class B                                                                       (910,863)      (5,712,928)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,277,396)     (10,160,311)
---------------------------------------------------------------------------------------------------------
  Class R                                                                        128,209        2,611,447
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (5,088)         426,655
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            126,713       (1,191,859)
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (9,460,074)     (58,014,392)
=========================================================================================================
     Net increase (decrease) in net assets                                    (5,979,635)    (150,305,179)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                         83,757,214      234,062,393
=========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(256,273) and $267,156, respectively)                                  $77,777,579    $  83,757,214
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TRIMARK ENDEAVOR FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM TRIMARK ENDEAVOR FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation)

11        AIM TRIMARK ENDEAVOR FUND
      until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $1,561.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $173.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $5,525 in front-end sales commissions from the sale of Class A shares and $204, $7,439, $1,512, and $0 from Class A, Class B, Class C, and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM TRIMARK ENDEAVOR FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $69,738,563        $     --
-------------------------------------------------------
Level 2                     6,596,414         (26,778)
-------------------------------------------------------
Level 3                            --              --
=======================================================
                          $76,334,977        $(26,778)
_______________________________________________________
=======================================================



* Other investments include foreign currency contracts which are included at unrealized appreciation (depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,400.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,915 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                         OPEN FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                          UNREALIZED
SETTLEMENT                       ----------------------------------------                           APPRECIATION
DATE                                 DELIVER                 RECEIVE                VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

7/15/09                           EUR  3,000,000         USD    3,940,500        $3,967,278           $ (26,778)
=================================================================================================================






Currency Abbreviations:
EUR  - Euro

USD  - U.S. Dollar




13        AIM TRIMARK ENDEAVOR FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $12,275,183
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $4,711,115 and $20,861,010, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  2,264,916
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (39,637,545)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(37,372,629)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $113,707,606.




14        AIM TRIMARK ENDEAVOR FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       611,626     $  4,930,227      2,030,805     $ 26,755,887
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        72,597          564,983        250,760        3,125,214
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        96,031          725,732        503,298        6,504,617
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       136,415        1,053,350        355,818        4,720,063
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      5,012           36,771         39,944          443,919
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            32,802          253,409        119,428        1,555,730
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        29,091          231,277        822,906       11,528,916
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        120,565        1,644,511
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        231,999        3,164,459
------------------------------------------------------------------------------------------------------------------------
  Class R                                                           931            7,353         33,111          460,249
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           218            1,734             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             4,410           35,194         35,325          499,489
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        55,584          440,473        143,172        1,826,640
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (57,343)        (440,473)      (147,475)      (1,826,640)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (1,554,571)     (12,123,626)    (6,503,814)     (84,098,839)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (138,161)      (1,035,373)      (696,141)      (8,656,013)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (402,490)      (3,003,128)    (1,582,251)     (19,829,387)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (113,698)        (932,494)      (200,019)      (2,568,865)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (5,294)         (43,593)        (1,841)         (17,264)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (20,248)        (161,890)      (245,764)      (3,247,078)
========================================================================================================================
     Net increase (decrease) in share activity               (1,247,088)    $ (9,460,074)    (4,690,174)    $(58,014,392)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      38,884      $ 432,389
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (38,884)      (432,389)
     __________________________________________________________________________________________________
     ==================================================================================================







15        AIM TRIMARK ENDEAVOR FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 8.99     $(0.02)       $ 0.69       $ 0.67      $(0.04)       $   --         $(0.04)      $ 9.62
Year ended 10/31/08           16.73       0.05         (6.42)       (6.37)      (0.04)        (1.33)         (1.37)        8.99
Year ended 10/31/07           15.66       0.07          1.82         1.89          --         (0.82)         (0.82)       16.73
Year ended 10/31/06           12.53      (0.02)         3.18         3.16       (0.03)           --          (0.03)       15.66
Year ended 10/31/05           11.53       0.01          0.99         1.00          --            --             --        12.53
Year ended 10/31/04(e)        10.00      (0.05)         1.58         1.53          --            --             --        11.53
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      8.70      (0.05)         0.67         0.62          --            --             --         9.32
Year ended 10/31/08           16.30      (0.04)        (6.23)       (6.27)         --         (1.33)         (1.33)        8.70
Year ended 10/31/07           15.39      (0.06)         1.79         1.73          --         (0.82)         (0.82)       16.30
Year ended 10/31/06           12.38      (0.13)         3.14         3.01          --            --             --        15.39
Year ended 10/31/05           11.47      (0.08)         0.99         0.91          --            --             --        12.38
Year ended 10/31/04(e)        10.00      (0.13)         1.60         1.47          --            --             --        11.47
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.70      (0.05)         0.68         0.63          --            --             --         9.33
Year ended 10/31/08           16.30      (0.04)        (6.23)       (6.27)         --         (1.33)         (1.33)        8.70
Year ended 10/31/07           15.39      (0.06)         1.79         1.73          --         (0.82)         (0.82)       16.30
Year ended 10/31/06           12.38      (0.13)         3.14         3.01          --            --             --        15.39
Year ended 10/31/05           11.47      (0.08)         0.99         0.91          --            --             --        12.38
Year ended 10/31/04(e)        10.00      (0.13)         1.60         1.47          --            --             --        11.47
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      8.91      (0.03)         0.68         0.65       (0.01)           --          (0.01)        9.55
Year ended 10/31/08           16.59       0.02         (6.35)       (6.33)      (0.02)        (1.33)         (1.35)        8.91
Year ended 10/31/07           15.58       0.03          1.80         1.83          --         (0.82)         (0.82)       16.59
Year ended 10/31/06           12.48      (0.06)         3.18         3.12       (0.02)           --          (0.02)       15.58
Year ended 10/31/05           11.51      (0.02)         0.99         0.97          --            --             --        12.48
Year ended 10/31/04(e)        10.88      (0.04)         0.67         0.63          --            --             --        11.51
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.00      (0.01)         0.70         0.69       (0.05)           --          (0.05)        9.64
Year ended 10/31/08(e)        11.18         --         (2.18)       (2.18)         --            --             --         9.00
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.12       0.01          0.68         0.69       (0.13)           --          (0.13)        9.68
Year ended 10/31/08           16.94       0.12         (6.49)       (6.37)      (0.12)        (1.33)         (1.45)        9.12
Year ended 10/31/07           15.78       0.15          1.83         1.98          --         (0.82)         (0.82)       16.94
Year ended 10/31/06           12.61       0.05          3.20         3.25       (0.08)           --          (0.08)       15.78
Year ended 10/31/05           11.55       0.06          1.00         1.06          --            --             --        12.61
Year ended 10/31/04(e)        10.88      (0.01)         0.68         0.67          --            --             --        11.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09      7.59%     $ 49,585           1.88%(d)          1.89%(d)       (0.50)%(d)       7%
Year ended 10/31/08          (41.00)       54,056           1.52              1.53            0.42           30
Year ended 10/31/07           12.44       159,244           1.35              1.39            0.40           39
Year ended 10/31/06           25.26        69,660           1.56              1.62           (0.16)          28
Year ended 10/31/05            8.67        55,124           1.66              1.71            0.04           15
Year ended 10/31/04(e)        15.30        24,996           2.00(f)           3.02(f)        (0.49)(f)       35
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      7.13         7,179           2.63(d)           2.64(d)        (1.25)(d)        7
Year ended 10/31/08          (41.41)        7,771           2.27              2.28           (0.33)          30
Year ended 10/31/07           11.58        22,258           2.10              2.14           (0.35)          39
Year ended 10/31/06           24.31        14,104           2.31              2.37           (0.91)          28
Year ended 10/31/05            7.93        13,237           2.35              2.40           (0.65)          15
Year ended 10/31/04(e)        14.70         6,403           2.65(f)           3.67(f)        (1.14)(f)       35
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      7.24        13,157           2.63(d)           2.64(d)        (1.25)(d)        7
Year ended 10/31/08          (41.41)       14,941           2.27              2.28           (0.33)          30
Year ended 10/31/07           11.58        41,790           2.10              2.14           (0.35)          39
Year ended 10/31/06           24.31        16,437           2.31              2.37           (0.91)          28
Year ended 10/31/05            7.93        12,910           2.35              2.40           (0.65)          15
Year ended 10/31/04(e)        14.70         5,944           2.65(f)           3.67(f)        (1.14)(f)       35
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      7.38         4,854           2.13(d)           2.14(d)        (0.75)(d)        7
Year ended 10/31/08          (41.06)        4,317           1.77              1.78            0.17           30
Year ended 10/31/07           12.11         4,905           1.60              1.64            0.15           39
Year ended 10/31/06           25.04           812           1.81              1.87           (0.41)          28
Year ended 10/31/05            8.43           253           1.85              1.90           (0.15)          15
Year ended 10/31/04(e)         5.79            34           2.15(f)           3.17(f)        (0.64)(f)       35
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      7.72           367           1.63(d)           1.64(d)        (0.25)(d)        7
Year ended 10/31/08(e)       (19.50)          343           1.32(f)           1.34(f)         0.62(f)        30
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      7.97         2,635           1.15(d)           1.16(d)         0.23(d)         7
Year ended 10/31/08          (40.66)        2,329           0.98              0.99            0.96           30
Year ended 10/31/07           12.94         5,864           0.90              0.94            0.85           39
Year ended 10/31/06           25.91         4,567           1.05              1.11            0.35           28
Year ended 10/31/05            9.18         3,396           1.18              1.23            0.52           15
Year ended 10/31/04(e)         6.16         1,779           1.62(f)           2.64(f)        (0.11)(f)       35
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $43,868, $6,436, $11,949, $3,908, $299, and $2,097 for Class A, Class B,
     Class C, Class R, Class Y, and Institutional Class shares, respectively.
(e) Class A, Class B, Class C shares commenced on November 4, 2003; Class R and Institutional Class shares commenced on April 30, 2004 and Class Y shares commenced on October 3, 2008.
(f)  Annualized.



16        AIM TRIMARK ENDEAVOR FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,074.70       $ 9.67      $1,015.47       $ 9.39       1.88%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,070.00        13.50       1,011.75        13.12       2.63
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,071.20        13.51       1,011.75        13.12       2.63
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,072.60        10.95       1,014.23        10.64       2.13
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,077.20         8.40       1,016.71         8.15       1.63
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM TRIMARK ENDEAVOR FUND

Supplement to Semiannual Report dated 4/30/09

AIM TRIMARK ENDEAVOR FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 the most recent Fund prospectus as of the
                                                                                          date of this supplement for Institutional
The following information has been           For periods ended 4/30/09                    Class shares was 1.00%. The expense ratios
prepared to provide Institutional Class                                                   presented above may vary from the expense
shareholders with a performance overview     Inception                            2.56%   ratios presented in other sections of the
specific to their holdings. Institutional     5 Years                             1.09    actual report that are based on expenses
Class shares are offered exclusively to       1 Year                            -25.91    incurred during the period covered by the
institutional investors, including defined    6 Months*                           7.85    report.
contribution plans that meet certain         ==========================================
criteria.                                                                                    Please note that past performance is
                                             ==========================================   not indicative of future results. More
                                             AVERAGE ANNUAL TOTAL RETURNS                 recent returns may be more or less than
                                                                                          those shown. All returns assume
                                             For periods ended 3/31/09, most recent       reinvestment of distributions at NAV.
                                             calendar quarter-end                         Investment return and principal value will
                                                                                          fluctuate so your shares, when redeemed,
                                             Inception                           -1.94%   may be worth more or less than their
                                              5 Years                            -4.03    original cost. See full report for
                                              1 Year                            -40.60    information on comparative benchmarks.
                                              6 Months*                         -36.85    Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             *  Cumulative total return that has not      month-end performance, please call 800
                                                been annualized                           451 4246 or visit invescoaim.com.
                                             ==========================================
                                                                                          (1)  Total annual operating expenses less
                                             Institutional Class shares' inception date        any contractual fee waivers and/or
                                             is April 30, 2004. Returns since that date        expense reimbursements by the advisor
                                             are historical returns. All other returns         in effect through at least June
                                             are blended returns of historical                 30,2009. See current prospectus for
                                             Institutional Class share performance and         more information.
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is November 4,
                                             2003.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.99%.(1) The total annual Fund
                                             operating expense ratio set forth in

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-END-INS-2   Invesco Aim Distributors, Inc.                                                      --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,078.50       $5.93       $1,019.09       $5.76        1.15%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM TRIMARK ENDEAVOR FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               -- SERVICE MARK --
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                   invescoaim.com   T-END-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM TRIMARK FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -8.85%
Class B Shares                                                                   -9.23
Class C Shares                                                                   -9.11
Class R Shares                                                                   -8.88
Class Y Shares                                                                   -8.61
MSCI World Index (Triangle) (Broad Market/Style-Specific Index)                  -5.44
Lipper Global Multi-Cap Core Funds Index (Triangle) (Peer Group Index)           -3.15

(Triangle) Lipper Inc.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The LIPPER GLOBAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup Global BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM TRIMARK FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end including maximum applicable
                                             sales charges

                                             CLASS A SHARES
CLASS A SHARES                               Inception (11/4/03)                 -4.68%
Inception (11/4/03)                 -2.86%      5 Years                          -6.12
   5 Years                          -4.10       1 Year                          -49.66
   1 Year                          -46.34
                                             CLASS B SHARES
CLASS B SHARES                               Inception (11/4/03)                 -4.53%
Inception (11/4/03)                 -2.73%      5 Years                          -6.08
   5 Years                          -4.06       1 Year                          -49.75
   1 Year                          -46.52
                                             CLASS C SHARES
CLASS C SHARES                               Inception (11/4/03)                 -4.35%
Inception (11/4/03)                 -2.55%      5 Years                          -5.73
   5 Years                          -3.71       1 Year                          -47.61
   1 Year                          -44.21
                                             CLASS R SHARES
CLASS R SHARES                               Inception                           -3.89%
Inception                           -2.07%      5 Years                          -5.27
   5 Years                          -3.22       1 Year                          -46.85
   1 Year                          -43.36
                                             CLASS Y SHARES
CLASS Y SHARES                               Inception                           -3.68%
Inception                           -1.83%      5 Years                          -5.05
   5 Years                          -2.98       1 Year                          -46.71
   1 Year                          -43.15
==========================================   ==========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      HIGHER. PLEASE VISIT INVESCOAIM.COM FOR      DEFERRED SALES CHARGE (CDSC) FOR THE
30, 2004. RETURNS SINCE THAT DATE ARE        THE MOST RECENT MONTH-END PERFORMANCE.       PERIOD INVOLVED. THE CDSC ON CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE
BLENDED RETURNS OF HISTORICAL CLASS R        DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    TIME OF PURCHASE TO 0% AT THE BEGINNING OF
SHARE PERFORMANCE AND RESTATED CLASS A       AND THE EFFECT OF THE MAXIMUM SALES CHARGE   THE SEVENTH YEAR. THE CDSC ON CLASS C
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      UNLESS OTHERWISE STATED. PERFORMANCE         SHARES IS 1% FOR THE FIRST YEAR AFTER
THE INCEPTION DATE OF CLASS R SHARES) AT     FIGURES DO NOT REFLECT DEDUCTION OF TAXES    PURCHASE. CLASS R SHARES DO NOT HAVE A
NET ASSET VALUE, ADJUSTED TO REFLECT THE     A SHAREHOLDER WOULD PAY ON FUND              FRONT-END SALES CHARGE; RETURNS SHOWN ARE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   DISTRIBUTIONS OR SALE OF FUND SHARES.        AT NET ASSET VALUE AND DO NOT REFLECT A
R SHARES. CLASS A SHARES' INCEPTION DATE     INVESTMENT RETURN AND PRINCIPAL VALUE WILL   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
IS NOVEMBER 4, 2003.                         FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     REDEMPTION OF RETIREMENT PLAN ASSETS
                                             LOSS WHEN YOU SELL SHARES.                   WITHIN THE FIRST YEAR. CLASS Y SHARES DO
   CLASS Y SHARES' INCEPTION DATE IS                                                      NOT HAVE A FRONT-END SALES CHARGE OR A
OCTOBER 3, 2008; RETURNS SINCE THAT DATE        THE TOTAL ANNUAL FUND OPERATING EXPENSE   CDSC; THEREFORE, PERFORMANCE IS AT NET
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    RATIO SET FORTH IN THE MOST RECENT FUND      ASSET VALUE.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      PROSPECTUS AS OF THE DATE OF THIS REPORT
PERFORMANCE AND RESTATED CLASS A SHARE       FOR CLASS A, CLASS B, CLASS C, CLASS R AND      THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE        CLASS Y SHARES WAS 1.84%, 2.59%, 2.59%,      CLASSES WILL DIFFER PRIMARILY DUE TO
INCEPTION DATE OF CLASS Y SHARES) AT NET     2.09% AND 1.59%, RESPECTIVELY. THE EXPENSE   DIFFERENT SALES CHARGE STRUCTURES AND
ASSET VALUE. THE RESTATED CLASS A SHARE      RATIOS PRESENTED ABOVE MAY VARY FROM THE     CLASS EXPENSES.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
APPLICABLE TO CLASS A SHARES AS WELL AS      OF THIS REPORT THAT ARE BASED ON EXPENSES       HAD THE ADVISOR NOT WAIVED FEES AND/OR
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    INCURRED DURING THE PERIOD COVERED BY THIS   REIMBURSED EXPENSES, PERFORMANCE WOULD
RECEIVED BY CLASS A SHARES. CLASS A          REPORT.                                      HAVE BEEN LOWER.
SHARES' INCEPTION DATE IS NOVEMBER 4,
2003.                                           CLASS A SHARE PERFORMANCE REFLECTS THE       A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B      ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
   THE PERFORMANCE DATA QUOTED REPRESENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE   THE FUND WITHIN 31 DAYS OF PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        APPLICABLE CONTINGENT                        EXCEPTIONS TO THE REDEMPTION FEE ARE
COMPARABLE FUTURE RESULTS; CURRENT                                                        LISTED IN THE FUND'S PROSPECTUS.
PERFORMANCE MAY BE LOWER OR


3   AIM TRIMARK FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but
    Philip Taylor      it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco  Ltd.
CEO, Invesco Aim


4   AIM TRIMARK FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                      SHARES       VALUE
---------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY
  INTERESTS-95.82%

DENMARK-1.59%

Alk-Abello A.S.                                        4,985    $   301,460
===========================================================================


FINLAND-10.06%

Nokia Oyj                                             90,100      1,283,907
---------------------------------------------------------------------------
Nokian Renkaat Oyj                                    39,549        627,046
===========================================================================
                                                                  1,910,953
===========================================================================


FRANCE-2.59%

Accor S.A.                                            11,600        492,319
===========================================================================


GERMANY-6.12%

Adidas AG                                             15,700        592,391
---------------------------------------------------------------------------
Bayerische Motoren Werke AG                           16,518        570,605
===========================================================================
                                                                  1,162,996
===========================================================================


IRELAND-2.11%

Anglo Irish Bank Corp. PLC                           102,453              1
---------------------------------------------------------------------------
Ryanair Holdings PLC-ADR(b)                           14,631        400,158
===========================================================================
                                                                    400,159
===========================================================================


MEXICO-5.43%

America Movil S.A.B de C.V.-Series L-ADR              14,400        473,040
---------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                               36,100        558,828
===========================================================================
                                                                  1,031,868
===========================================================================


SWITZERLAND-30.10%

Aryzta AG(b)                                          24,734        722,116
---------------------------------------------------------------------------
Kuehne + Nagel International AG                        4,000        300,603
---------------------------------------------------------------------------
Nestle S.A.                                           48,266      1,569,556
---------------------------------------------------------------------------
Novartis AG                                           20,817        786,110
---------------------------------------------------------------------------
Roche Holding AG                                       9,600      1,215,243
---------------------------------------------------------------------------
Schindler Holding AG-Participation Ctfs.              13,500        707,856
---------------------------------------------------------------------------
Synthes, Inc.                                          4,100        416,645
===========================================================================
                                                                  5,718,129
===========================================================================


UNITED KINGDOM-7.54%

Diageo PLC                                            21,200        254,345
---------------------------------------------------------------------------
Tesco PLC                                            116,540        578,310
---------------------------------------------------------------------------
Willis Group Holdings Ltd.                            21,800        599,718
===========================================================================
                                                                  1,432,373
===========================================================================


UNITED STATES-30.28%

3M Co.                                                 9,100        524,160
---------------------------------------------------------------------------
Allergan, Inc.                                        11,700        545,922
---------------------------------------------------------------------------
Altera Corp.                                          28,600        466,466
---------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                46,300        894,516
---------------------------------------------------------------------------
Costco Wholesale Corp.                                 6,100        296,460
---------------------------------------------------------------------------
Kinetic Concepts, Inc.(b)                             24,467        605,803
---------------------------------------------------------------------------
Medtronic, Inc.                                       20,300        649,600
---------------------------------------------------------------------------
Microsoft Corp.                                       58,100      1,177,106
---------------------------------------------------------------------------
Rockwell Collins, Inc.                                15,400        590,590
===========================================================================
                                                                  5,750,623
===========================================================================
TOTAL INVESTMENTS-95.82% (Cost $22,525,687)                      18,200,880
===========================================================================
OTHER ASSETS LESS LIABILITIES-4.18%                                 794,307
===========================================================================
NET ASSETS-100.00%                                              $18,995,187
___________________________________________________________________________
===========================================================================



Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Health Care                                                          23.8%
-------------------------------------------------------------------------
Information Technology                                               20.1
-------------------------------------------------------------------------
Consumer Staples                                                     18.0
-------------------------------------------------------------------------
Consumer Discretionary                                               15.0
-------------------------------------------------------------------------
Industrials                                                          13.3
-------------------------------------------------------------------------
Financials                                                            3.1
-------------------------------------------------------------------------
Telecommunication Services                                            2.5
-------------------------------------------------------------------------
Other Assets Less Liabilities                                         4.2
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $22,525,687)                            $ 18,200,880
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $880,285)                             871,469
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       261,820
--------------------------------------------------------------------------------
  Fund shares sold                                                           455
--------------------------------------------------------------------------------
  Dividends                                                              138,808
--------------------------------------------------------------------------------
  Fund expenses absorbed                                                  12,700
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          5,827
--------------------------------------------------------------------------------
Other assets                                                              31,622
================================================================================
     Total assets                                                     19,523,581
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                   71,272
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  45,586
--------------------------------------------------------------------------------
  Amount due custodian                                                   330,642
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              21,788
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        50,672
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         8,434
================================================================================
     Total liabilities                                                   528,394
================================================================================
Net assets applicable to shares outstanding                         $ 18,995,187
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 35,075,786
--------------------------------------------------------------------------------
Undistributed net investment income                                       26,533
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (11,768,037)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (4,339,095)
================================================================================
                                                                    $ 18,995,187
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 11,678,503
________________________________________________________________________________
================================================================================
Class B                                                             $  2,991,103
________________________________________________________________________________
================================================================================
Class C                                                             $  3,729,528
________________________________________________________________________________
================================================================================
Class R                                                             $    443,228
________________________________________________________________________________
================================================================================
Class Y                                                             $    147,566
________________________________________________________________________________
================================================================================
Institutional Class                                                 $      5,259
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                1,561,742
________________________________________________________________________________
================================================================================
Class B                                                                  407,816
________________________________________________________________________________
================================================================================
Class C                                                                  508,241
________________________________________________________________________________
================================================================================
Class R                                                                   59,518
________________________________________________________________________________
================================================================================
Class Y                                                                   19,712
________________________________________________________________________________
================================================================================
Institutional Class                                                        699.6
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.48
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.48 divided by 94.50%)                   $       7.92
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.33
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.34
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.45
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.49
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.52
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $35,903)                              $   289,529
================================================================================================


EXPENSES:

Advisory fees                                                                             81,040
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            38,710
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 15,955
------------------------------------------------------------------------------------------------
  Class B                                                                                 15,828
------------------------------------------------------------------------------------------------
  Class C                                                                                 18,777
------------------------------------------------------------------------------------------------
  Class R                                                                                    994
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                   56,327
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           2
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 10,098
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              31,448
------------------------------------------------------------------------------------------------
Professional services fees                                                                27,217
------------------------------------------------------------------------------------------------
Other                                                                                     20,330
================================================================================================
     Total expenses                                                                      341,521
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (97,587)
================================================================================================
     Net expenses                                                                        243,934
================================================================================================
Net investment income                                                                     45,595
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               (7,718,869)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (166,077)
================================================================================================
                                                                                      (7,884,946)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                5,154,050
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     113,833
================================================================================================
                                                                                       5,267,883
================================================================================================
Net realized and unrealized gain (loss)                                               (2,617,063)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(2,571,468)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $    45,595    $    535,861
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (7,884,946)     (3,492,561)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         5,267,883     (21,520,662)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (2,571,468)    (24,477,362)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (306,339)       (826,569)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (14,500)       (143,155)
--------------------------------------------------------------------------------------------------------
  Class C                                                                        (16,687)       (194,314)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         (6,150)         (9,997)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                         (5,187)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                               (163)           (226)
========================================================================================================
     Total distributions from net investment income                             (349,026)     (1,174,261)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --      (3,579,676)
--------------------------------------------------------------------------------------------------------
  Class B                                                                             --        (881,905)
--------------------------------------------------------------------------------------------------------
  Class C                                                                             --      (1,197,070)
--------------------------------------------------------------------------------------------------------
  Class R                                                                             --         (48,071)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --            (813)
========================================================================================================
     Total distributions from net realized gains                                     --       (5,707,535)
========================================================================================================
Share transactions-net:
  Class A                                                                     (2,886,147)    (17,282,839)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (698,313)     (1,746,682)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (534,998)     (1,487,997)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         19,360         279,328
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (33,954)        240,396
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                163           1,039
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (4,133,889)    (19,996,755)
========================================================================================================
     Net increase (decrease) in net assets                                    (7,054,383)    (51,355,913)
========================================================================================================


NET ASSETS:

  Beginning of period                                                         26,049,570      77,405,483
========================================================================================================
  End of period (includes undistributed net investment income of $26,533
     and $329,964, respectively)                                             $18,995,187    $ 26,049,570
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TRIMARK FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM TRIMARK FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


11        AIM TRIMARK FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40%, 1.90% and 1.90% of average daily net assets, respectively, through at least June 30, 2009. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $50,742 and reimbursed class level expenses of $29,065, $7,209, $8,552, $905,
$394 and $1 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of

12        AIM TRIMARK FUND

0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $1,476 in front-end sales commissions from the sale of Class A shares and $0, $4,524, $249 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $10,437,831
--------------------------------------
Level 2                     7,763,049
--------------------------------------
Level 3                            --
======================================
                          $18,200,880
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $719.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $1,820 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


13        AIM TRIMARK FUND

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                    $2,907,677
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $3,907,696 and $8,623,073, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $   730,489
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (6,030,709)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(5,300,220)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $23,501,100.




14        AIM TRIMARK FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   APRIL 30, 2009(a)              OCTOBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        64,214     $   465,411        587,029     $  7,621,006
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        15,117         106,578         91,754        1,187,518
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        37,890         271,461        259,196        3,648,986
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        12,693          90,504         22,116          268,136
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      8,841          62,932         23,506          240,396
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        38,937         284,631        302,684        4,177,042
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         1,890          13,568         70,269          943,717
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         2,092          15,039         97,865        1,315,307
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                           845           6,150          4,235           58,068
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                           566           4,139             --               --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                23             163             74            1,039
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        38,035         273,036         80,526          992,455
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (38,858)       (273,036)       (83,044)        (992,455)
=======================================================================================================================
Reacquired:(c)
  Class A(b)                                                   (550,613)     (3,909,225)    (2,277,672)     (30,073,342)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (78,756)       (545,423)      (235,916)      (2,885,462)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (117,115)       (821,498)      (534,248)      (6,452,290)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (11,085)        (77,294)        (3,992)         (46,876)
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (13,201)       (101,025)            --               --
=======================================================================================================================
Net increase (decrease) in share activity                      (588,485)    $(4,133,889)    (1,595,618)    $(19,996,755)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      22,397      $ 229,344
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (22,397)      (229,344)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $21 and $6,357 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


15        AIM TRIMARK FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(a)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 8.38     $ 0.03(d)     $(0.77)      $(0.74)     $(0.16)       $   --         $(0.16)       $ 7.48
Year ended 10/31/08           16.47       0.17(d)      (6.60)       (6.43)      (0.31)        (1.35)         (1.66)         8.38
Year ended 10/31/07           14.38       0.30(d)       2.36         2.66          --         (0.57)         (0.57)        16.47
Year ended 10/31/06           11.44      (0.04)(d)      3.14         3.10          --         (0.16)         (0.16)        14.38
Year ended 10/31/05           10.38      (0.04)         1.10         1.06          --            --             --         11.44
Year ended 10/31/04(f)        10.00      (0.05)(d)      0.43         0.38          --            --             --         10.38
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      8.10       0.00(d)      (0.74)       (0.74)      (0.03)           --          (0.03)         7.33
Year ended 10/31/08           15.99       0.07(d)      (6.39)       (6.32)      (0.22)        (1.35)         (1.57)         8.10
Year ended 10/31/07           14.08       0.18(d)       2.30         2.48          --         (0.57)         (0.57)        15.99
Year ended 10/31/06           11.29      (0.13)(d)      3.08         2.95          --         (0.16)         (0.16)        14.08
Year ended 10/31/05           10.31      (0.12)         1.10         0.98          --            --             --         11.29
Year ended 10/31/04(f)        10.00      (0.12)(d)      0.43         0.31          --            --             --         10.31
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.10       0.00(d)      (0.73)       (0.73)      (0.03)           --          (0.03)         7.34
Year ended 10/31/08           16.00       0.07(d)      (6.40)       (6.33)      (0.22)        (1.35)         (1.57)         8.10
Year ended 10/31/07           14.09       0.18(d)       2.30         2.48          --         (0.57)         (0.57)        16.00
Year ended 10/31/06           11.29      (0.13)(d)      3.09         2.96          --         (0.16)         (0.16)        14.09
Year ended 10/31/05           10.31      (0.12)         1.10         0.98          --            --             --         11.29
Year ended 10/31/04(f)        10.00      (0.12)(d)      0.43         0.31          --            --             --         10.31
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      8.30       0.02(d)      (0.75)       (0.73)      (0.12)           --          (0.12)         7.45
Year ended 10/31/08           16.34       0.13(d)      (6.54)       (6.41)      (0.28)        (1.35)         (1.63)         8.30
Year ended 10/31/07           14.31       0.26(d)       2.34         2.60          --         (0.57)         (0.57)        16.34
Year ended 10/31/06           11.41      (0.07)(d)      3.13         3.06          --         (0.16)         (0.16)        14.31
Year ended 10/31/05           10.37      (0.03)         1.07         1.04          --            --             --         11.41
Year ended 10/31/04(f)        10.51      (0.04)(d)     (0.10)       (0.14)         --            --             --         10.37
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      8.38       0.03(d)      (0.76)       (0.73)      (0.16)           --          (0.16)         7.49
Year ended 10/31/08(f)        10.24       0.01(d)      (1.87)       (1.86)         --            --             --          8.38
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      8.51       0.04(d)      (0.79)       (0.75)      (0.24)           --          (0.24)         7.52
Year ended 10/31/08           16.68       0.22(d)      (6.67)       (6.45)      (0.37)        (1.35)         (1.72)         8.51
Year ended 10/31/07           14.51       0.36(d)       2.38         2.74          --         (0.57)         (0.57)        16.68
Year ended 10/31/06           11.50       0.01(d)       3.16         3.17          --         (0.16)         (0.16)        14.51
Year ended 10/31/05           10.40      (0.02)         1.12         1.10          --            --             --         11.50
Year ended 10/31/04(f)        10.51      (0.01)(d)     (0.10)       (0.11)         --            --             --         10.40
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (8.75)%     $11,679           2.16%(e)          3.12%(e)        0.71%(e)       16%
Year ended 10/31/08          (43.01)       16,512           1.84              1.84            1.27           41
Year ended 10/31/07           19.02        53,990           1.66              1.70            1.90           59
Year ended 10/31/06           27.40        31,258           2.03              2.08           (0.31)          59
Year ended 10/31/05           10.21        18,368           2.21              2.53           (0.46)          44
Year ended 10/31/04(f)         3.80         9,757           2.25(g)           3.84(g)        (0.53)(g)       38
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (9.12)        2,991           2.91(e)           3.87(e)        (0.04)(e)       16
Year ended 10/31/08          (43.44)        4,118           2.59              2.59            0.52           41
Year ended 10/31/07           18.11        10,640           2.41              2.45            1.15           59
Year ended 10/31/06           26.42         7,549           2.78              2.83           (1.06)          59
Year ended 10/31/05            9.51         6,315           2.90              3.22           (1.15)          44
Year ended 10/31/04(f)         3.10         4,358           2.90(g)           4.49(g)        (1.18)(g)       38
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (9.00)        3,730           2.91(e)           3.87(e)        (0.04)(e)       16
Year ended 10/31/08          (43.48)        4,744           2.59              2.59            0.52           41
Year ended 10/31/07           18.10        12,199           2.41              2.45            1.15           59
Year ended 10/31/06           26.51         6,621           2.78              2.83           (1.06)          59
Year ended 10/31/05            9.51         5,671           2.90              3.22           (1.15)          44
Year ended 10/31/04(f)         3.10         4,040           2.90(g)           4.49(g)        (1.18)(g)       38
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (8.77)          443           2.41(e)           3.37(e)         0.46(e)        16
Year ended 10/31/08          (43.17)          474           2.09              2.09            1.02           41
Year ended 10/31/07           18.68           567           1.91              1.95            1.65           59
Year ended 10/31/06           27.12           220           2.28              2.33           (0.56)          59
Year ended 10/31/05           10.03            60           2.40              2.72           (0.65)          44
Year ended 10/31/04(f)        (1.33)           10           2.40(g)           3.99(g)        (0.68)(g)       38
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (8.61)          148           1.91(e)           2.87(e)         0.96(e)        16
Year ended 10/31/08(f)       (18.16)          197           1.78(g)           1.78(g)         1.32(g)        41
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (8.73)            5           1.85(e)           2.41(e)         1.02(e)        16
Year ended 10/31/08          (42.68)            6           1.40              1.40            1.70           41
Year ended 10/31/07           19.41            10           1.27              1.31            2.29           59
Year ended 10/31/06           27.87            14           1.64              1.69            0.08           59
Year ended 10/31/05           10.58            11           1.90              2.00           (0.15)          44
Year ended 10/31/04(f)        (1.05)           10           1.90(g)           3.42(g)        (0.18)(g)       38
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $12,869, $3,192, $3,786, $401, $174 and $5 for Class A, Class B, Class
     C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f) Commencement date of November 4, 2003 for Class A, Class B and Class C shares. Commencement date of April 30, 2004 for Class R and Institutional Class shares. Commencement date of October 3, 2008 for Class Y shares.
(g)  Annualized.


16        AIM TRIMARK FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $911.50        $10.24      $1,014.08       $10.79       2.16%
---------------------------------------------------------------------------------------------------
        B            1,000.00        907.70         13.76       1,010.36        14.51       2.91
---------------------------------------------------------------------------------------------------
        C            1,000.00        908.90         13.77       1,010.36        14.51       2.91
---------------------------------------------------------------------------------------------------
        R            1,000.00        911.20         11.42       1,012.84        12.03       2.41
---------------------------------------------------------------------------------------------------
        Y            1,000.00        913.90          9.06       1,015.32         9.54       1.91
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM TRIMARK FUND

Supplement to Semiannual Report dated 4/30/09

AIM TRIMARK FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 expense ratios presented in other sections
                                             For periods ended 4/30/09                    of the actual report that are based on
The following information has been                                                        expenses incurred during the period
prepared to provide Institutional Class      Inception                           -1.54%   covered by the report.
shareholders with a performance overview      5 Years                            -2.66
specific to their holdings. Institutional     1 Year                            -43.06       A redemption fee of 2% will be imposed
Class shares are offered exclusively to       6 Months*                          -8.73    on certain redemptions or exchanges out of
institutional investors, including defined   ==========================================   the Fund within 31 days of purchase.
contribution plans that meet certain                                                      Exceptions to the redemption fee are
criteria.                                    ==========================================   listed in the Fund's prospectus.
                                             AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 3/31/09, most recent          Had the advisor not waived fees and/or
                                             calendar quarter-end                         reimbursed expenses in the past,
                                                                                          performance would have been lower.
                                             Inception                           -3.35%
                                              5 Years                            -4.69       Please note that past performance is
                                              1 Year                            -46.47    not indicative of future results. More
                                              6 Months*                         -34.93    recent returns may be more or less than
                                                                                          those shown. All returns assume
                                             *  Cumulative total return that has not      reinvestment of distributions at NAV.
                                                been annualized                           Investment return and principal value will
                                             ==========================================   fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Institutional Class shares' inception date   original cost. See full report for
                                             is April 30,2004. Returns since that date    information on comparative benchmarks.
                                             are historical returns. All other returns    Please consult your Fund prospectus for
                                             are blended returns of historical            more information. For the most current
                                             Institutional Class share performance and    month-end performance, please call 800
                                             restated Class A share performance (for      451 4246 or visit invescoaim.com.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is November 4,
                                             2003.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.40%. The expense ratios presented
                                             above may vary from the


Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-TRI-INS-2   Invesco Aim Distributors, Inc.                                                      --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $912.70        $8.77       $1,015.62       $9.25        1.85%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM TRIMARK FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                    invescoaim.com   T-TRI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM TRIMARK SMALL COMPANIES FUND
--SERVICE MARK--     Semiannual Report to Shareholders o April 30,2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -4.77%
Class B Shares                                                                   -5.26
Class C Shares                                                                   -5.27
Class R Shares                                                                   -4.92
Class Y Shares                                                                   -4.66
S&P 500 Index(Triangle) (Broad Market Index)                                     -8.52
Russell 2000 Index(Triangle) (Style-Specific Index)                              -8.40
Lipper Small-Cap Core Funds Index(Triangle) (Peer Group Index)                   -2.90

(Triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

     The RUSSELL 2000--REGISTERED TRADEMARK- INDEX measures the performance of the
2,000 smallest companies in the Russell 3000--REGISTERED TRADEMARK- Index, which represents approximately 8% of the total market capitalization of the Russell 3000
Index. The Russell 2000 Index and the Russell 3000 Index are trademarks/service marks of the Frank Russell Company. Russell--REGISTERED TRADEMARK- is a trademark of the
Frank Russell Company.

     The LIPPER SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM TRIMARK SMALL COMPANIES FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    CLASS A SHARE PERFORMANCE REFLECTS THE
As of 4/30/09, including maximum applicable  As of 3/31/09, the most recent calendar      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
sales charges                                quarter-end, including maximum applicable    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             sales charges                                APPLICABLE CONTINGENT DEFERRED SALES
CLASS A SHARES                                                                            CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Inception (11/4/03)                 -0.61%   CLASS A SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
 5 Years                            -1.74    Inception (11/4/03)                 -3.55%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 1 Year                            -34.84     5 Years                            -5.20    THE BEGINNING OF THE SEVENTH YEAR. THE
                                              1 Year                            -41.62    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CLASS B SHARES                                                                            YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
Inception (11/4/03)                 -0.45%   CLASS B SHARES                               HAVE A FRONT-END SALES CHARGE; RETURNS
 5 Years                            -1.69    Inception (11/4/03)                 -3.36%   SHOWN ARE AT NET ASSET VALUE AND DO NOT
 1 Year                            -35.00     5 Years                            -5.12    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                              1 Year                            -41.73    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS C SHARES                                                                            ASSETS WITHIN THE FIRST YEAR. CLASS Y
Inception (11/4/03)                 -0.32%   CLASS C SHARES                               SHARES DO NOT HAVE A FRONT-END SALES
 5 Years                            -1.39    Inception (11/4/03)                 -3.23%   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
 1 Year                            -32.33     5 Years                            -4.84    IS AT NET ASSET VALUE.
                                              1 Year                            -39.30
CLASS R SHARES                                                                               THE PERFORMANCE OF THE FUND'S SHARE
Inception                            0.20%   CLASS R SHARES                               CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years                            -0.85    Inception                           -2.73%   DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year                            -31.22     5 Years                            -4.32    CLASS EXPENSES.
                                              1 Year                            -38.35
CLASS Y SHARES                                                                            (1)  Total annual operating expenses less
Inception                            0.44%   CLASS Y SHARES                                    any contractual fee waivers and/or
 5 Years                            -0.61    Inception                           -2.52%        expense reimbursements by the advisor
 1 Year                            -30.97     5 Years                            -4.10         in effect through at least June 30,
                                              1 Year                            -38.19         2009. See current prospectus for more
==========================================   ==========================================        information

CLASS R SHARES' INCEPTION DATE IS APRIL      THE MOST RECENT MONTH-END PERFORMANCE.
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
BLENDED RETURNS OF HISTORICAL CLASS R        AND THE EFFECT OF THE MAXIMUM SALES CHARGE
SHARE PERFORMANCE AND RESTATED CLASS A       UNLESS OTHERWISE STATED. PERFORMANCE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FIGURES DO NOT REFLECT DEDUCTION OF TAXES
THE INCEPTION DATE OF CLASS R SHARES) AT     A SHAREHOLDER WOULD PAY ON FUND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DISTRIBUTIONS OR SALE OF FUND SHARES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
R SHARES. CLASS A SHARES' INCEPTION DATE     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
IS NOVEMBER 4, 2003.                         LOSS WHEN YOU SELL SHARES.

   CLASS Y SHARES' INCEPTION DATE IS            THE NET ANNUAL FUND OPERATING EXPENSE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.38%, 2.13%, 2.13%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.63% AND 1.13%, RESPECTIVELY.(1) THE
INCEPTION DATE OF CLASS Y SHARES) AT NET     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ASSET VALUE. THE RESTATED CLASS A SHARE      SET FORTH IN THE MOST RECENT FUND
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     PROSPECTUS AS OF THE DATE OF THIS REPORT
APPLICABLE TO CLASS A SHARES AS WELL AS      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS Y SHARES WAS 1.39%, 2.14%, 2.14%,
RECEIVED BY CLASS A SHARES. CLASS A          1.64% AND 1.14%, RESPECTIVELY. THE EXPENSE
SHARES' INCEPTION DATE IS NOVEMBER 4, 2003.  RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   THE PERFORMANCE DATA QUOTED REPRESENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE        INCURRED DURING THE PERIOD COVERED BY THIS
COMPARABLE FUTURE RESULTS; CURRENT           REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR


3   AIM TRIMARK SMALL COMPANIES FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
      [CROCKETT        shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
        PHOTO]         investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
    Bruce Crockett     knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

        [TAYLOR           Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
         PHOTO]        believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

     Philip Taylor        None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-80.52%

AIR FREIGHT & LOGISTICS-2.43%

Dynamex Inc.(b)(c)                                       323,988    $  4,765,863
--------------------------------------------------------------------------------
Pacer International, Inc.                              1,023,900       4,341,336
================================================================================
                                                                       9,107,199
================================================================================


ALTERNATIVE CARRIERS-1.67%

Cogent Communications Group, Inc.(c)                     739,400       6,240,536
================================================================================


ALUMINUM-0.10%

Cymat Technologies Ltd. (Canada)(c)                    2,497,500         387,226
================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-3.18%

Columbia Sportswear Co.                                  332,182      10,204,631
--------------------------------------------------------------------------------
Hampshire Group, Ltd.(b)(c)                              592,824       1,719,190
================================================================================
                                                                      11,923,821
================================================================================


AUTOMOTIVE RETAIL-1.53%

Lithia Motors, Inc.-Class A(b)                         1,966,338       5,741,707
================================================================================


COMMODITY CHEMICALS-3.51%

Chemtrade Logistics Income Fund (Canada)(b)            3,048,968      13,159,726
================================================================================


COMMUNICATIONS EQUIPMENT-3.92%

Avocent Corp.(c)                                         659,597       9,524,581
--------------------------------------------------------------------------------
Plantronics, Inc.                                        404,427       5,152,400
================================================================================
                                                                      14,676,981
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.87%

Hewitt Associates, Inc.-Class A(c)                       223,200       6,999,552
================================================================================


ELECTRONIC MANUFACTURING SERVICES-3.96%

Smart Modular Technologies WWH Inc.(b)(c)              6,039,747      14,857,778
================================================================================


HEALTH CARE EQUIPMENT-6.93%

Kinetic Concepts, Inc.(c)                              1,049,500      25,985,620
================================================================================


HEALTH CARE SUPPLIES-2.03%

Cooper Cos., Inc. (The)                                  264,024       7,590,690
================================================================================


HOME FURNISHINGS-6.05%

Tempur-Pedic International Inc.                        1,763,375      22,677,003
================================================================================


INTERNET RETAIL-6.11%

NutriSystem, Inc.(b)                                   1,666,500      22,897,710
================================================================================


LEISURE PRODUCTS-0.32%

MEGA Brands Inc. (Canada)(b)(c)                        3,660,500       1,211,781
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.00%

Brompton Corp. (Canada)(c)                                69,374               1
================================================================================


PHARMACEUTICALS-3.07%

Endo Pharmaceuticals Holdings Inc.(c)                    695,200      11,498,608
================================================================================


PUBLISHING-4.59%

Wiley (John) & Sons-Class A                              507,258      17,196,046
================================================================================


REAL ESTATE SERVICES-5.86%

FirstService Corp. (Canada)(c)                         1,206,400      12,092,310
--------------------------------------------------------------------------------
Jones Lang LaSalle Inc.                                  305,500       9,858,485
================================================================================
                                                                      21,950,795
================================================================================


SEMICONDUCTOR EQUIPMENT-4.14%

ASM International N.V. (Netherlands)                     622,600       7,143,898
--------------------------------------------------------------------------------
ASM International N.V.-ADR (Netherlands)(c)              704,100       8,378,790
================================================================================
                                                                      15,522,688
================================================================================


SEMICONDUCTORS-7.85%

International Rectifier Corp.(c)                       1,743,300      29,426,904
================================================================================


SPECIALIZED CONSUMER SERVICES-1.44%

Jackson Hewitt Tax Service Inc.                        1,104,351       5,400,276
================================================================================


TECHNOLOGY DISTRIBUTORS-5.12%

Brightpoint, Inc.(c)                                   3,683,438      19,190,712
================================================================================


THRIFTS & MORTGAGE FINANCE-1.32%

Northwest Bancorp, Inc.                                  280,509       4,931,348
================================================================================


TRUCKING-3.52%

Con-way Inc.                                             531,762      13,177,062
================================================================================
  Total Common Stocks & Other Equity Interests
  (Cost $577,332,736)                                                301,751,770
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

SENIOR SECURED FLOATING RATE INTEREST LOANS-0.59%

LEISURE PRODUCTS-0.59%

Mega Bloks Finco, Sr. Sec. Floating Rate Term
  Loan, 8.75%, 09/30/10 (Cost $2,630,140)            $ 7,829,879       2,192,366
================================================================================


                                                        SHARES

PREFERRED STOCKS-0.30%

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.30%

FirstService Corp.(Canada)-Series 1, 7% Pfd. (Cost
  $1,880,000)                                             75,200       1,129,504
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK SMALL COMPANIES FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-16.18%

Liquid Assets Portfolio-Institutional Class(d)        30,320,132    $ 30,320,132
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              30,320,132      30,320,132
================================================================================
     Total Money Market Funds (Cost $60,640,264)                      60,640,264
================================================================================
TOTAL INVESTMENTS-97.59% (Cost $642,483,140)                         365,713,904
================================================================================
OTHER ASSETS LESS LIABILITIES-2.41%                                    9,024,392
================================================================================
NET ASSETS-100.00%                                                  $374,738,296
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2009 was $64,353,755, which represented 17.17% of the Fund's Net Assets. See Note 4.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Information Technology                                               26.9%
-------------------------------------------------------------------------
Consumer Discretionary                                               23.8
-------------------------------------------------------------------------
Health Care                                                          12.0
-------------------------------------------------------------------------
Financials                                                            7.5
-------------------------------------------------------------------------
Industrials                                                           5.9
-------------------------------------------------------------------------
Materials                                                             3.6
-------------------------------------------------------------------------
Telecommunication Services                                            1.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                18.6
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $364,332,887)                           $ 240,719,885
---------------------------------------------------------------------------------
Investments in affiliates, at value (Cost $278,150,253)               124,994,019
=================================================================================
     Total investments, at value (Cost $642,483,140)                  365,713,904
=================================================================================
Cash                                                                      302,490
---------------------------------------------------------------------------------
Foreign currencies, at value (Cost $208,340)                              210,076
---------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      9,350,426
---------------------------------------------------------------------------------
  Fund shares sold                                                        178,935
---------------------------------------------------------------------------------
  Dividends and Interest                                                  284,890
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           7,159
---------------------------------------------------------------------------------
Other assets                                                               48,684
=================================================================================
     Total assets                                                     376,096,564
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                   315,000
---------------------------------------------------------------------------------
  Fund shares reacquired                                                  703,245
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              263,663
---------------------------------------------------------------------------------
  Accrued other operating expenses                                         45,088
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         31,272
=================================================================================
     Total liabilities                                                  1,358,268
=================================================================================
Net assets applicable to shares outstanding                         $ 374,738,296
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 709,240,487
---------------------------------------------------------------------------------
Undistributed net investment income                                       822,923
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (58,562,252)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (276,762,862)
=================================================================================
                                                                    $ 374,738,296
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $ 146,521,869
_________________________________________________________________________________
=================================================================================
Class B                                                             $   9,802,160
_________________________________________________________________________________
=================================================================================
Class C                                                             $  46,763,374
_________________________________________________________________________________
=================================================================================
Class R                                                             $  10,698,231
_________________________________________________________________________________
=================================================================================
Class Y                                                             $     895,347
_________________________________________________________________________________
=================================================================================
Institutional Class                                                 $ 160,057,315
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                16,964,399
_________________________________________________________________________________
=================================================================================
Class B                                                                 1,177,662
_________________________________________________________________________________
=================================================================================
Class C                                                                 5,624,235
_________________________________________________________________________________
=================================================================================
Class R                                                                 1,251,446
_________________________________________________________________________________
=================================================================================
Class Y                                                                   103,921
_________________________________________________________________________________
=================================================================================
Institutional Class                                                    18,267,159
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $        8.64
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.64 divided by 94.50%)                   $        9.14
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $        8.32
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $        8.31
_________________________________________________________________________________
=================================================================================
Class R:
  Net asset value and offering price per share                      $        8.55
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $        8.62
_________________________________________________________________________________
=================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        8.76
_________________________________________________________________________________
=================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $218,857)                            $  1,192,327
------------------------------------------------------------------------------------------------
Dividends from affiliates                                                              1,951,337
------------------------------------------------------------------------------------------------
Interest                                                                                 587,811
================================================================================================
     Total investment income                                                           3,731,475
================================================================================================


EXPENSES:

Advisory fees                                                                          1,327,534
------------------------------------------------------------------------------------------------
Administrative services fees                                                              66,035
------------------------------------------------------------------------------------------------
Custodian fees                                                                            29,603
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                181,996
------------------------------------------------------------------------------------------------
  Class B                                                                                 48,484
------------------------------------------------------------------------------------------------
  Class C                                                                                232,952
------------------------------------------------------------------------------------------------
  Class R                                                                                 26,537
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                  453,122
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      72,780
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 15,931
------------------------------------------------------------------------------------------------
Other                                                                                    146,972
================================================================================================
     Total expenses                                                                    2,601,946
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (15,028)
================================================================================================
     Net expenses                                                                      2,586,918
================================================================================================
Net investment income                                                                  1,144,557
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (53,636,384)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                  (2,773,840)
================================================================================================
                                                                                     (56,410,224)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                               30,233,247
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                   2,422,633
================================================================================================
                                                                                      32,655,880
================================================================================================
Net realized and unrealized gain (loss)                                              (23,754,344)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(22,609,787)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,144,557    $   1,812,936
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (56,410,224)       8,671,925
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        32,655,880     (339,598,630)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (22,609,787)    (329,113,769)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                             --       (2,563,339)
---------------------------------------------------------------------------------------------------------
  Class B                                                                             --          (24,324)
---------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (98,215)
---------------------------------------------------------------------------------------------------------
  Class R                                                                             --          (53,416)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,496)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,199,603)      (1,457,340)
=========================================================================================================
     Total distributions from net investment income                           (1,201,099)      (4,196,634)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (2,289,709)     (20,339,901)
---------------------------------------------------------------------------------------------------------
  Class B                                                                       (158,602)      (1,348,151)
---------------------------------------------------------------------------------------------------------
  Class C                                                                       (765,770)      (5,443,521)
---------------------------------------------------------------------------------------------------------
  Class R                                                                       (175,205)        (586,772)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (6,623)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,145,236)      (7,782,407)
=========================================================================================================
     Total distributions from net realized gains                              (5,541,145)     (35,500,752)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (27,041,141)     (77,293,805)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,527,704)      (6,227,283)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (8,174,660)      (2,947,156)
---------------------------------------------------------------------------------------------------------
  Class R                                                                     (1,898,793)      12,154,752
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        322,782          587,391
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         19,822,075       80,096,982
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (18,497,441)       6,370,881
=========================================================================================================
     Net increase (decrease) in net assets                                   (47,849,472)    (362,440,274)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        422,587,768      785,028,042
=========================================================================================================
  End of period (includes undistributed net investment income of $822,923
     and $879,465, respectively)                                            $374,738,296    $ 422,587,768
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TRIMARK SMALL COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM TRIMARK SMALL COMPANIES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation)

11        AIM TRIMARK SMALL COMPANIES FUND
      until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $3,790.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $376.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $9,776 in front-end sales commissions from the sale of Class A shares and $2,195, $12,604, and $6,760 from Class A, Class B, and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM TRIMARK SMALL COMPANIES FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $356,377,639
--------------------------------------
Level 2                     9,336,264
--------------------------------------
Level 3                             1
======================================
                         $365,713,904
______________________________________
======================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2009.

                                                                            CHANGE IN
                                                                           UNREALIZED
                                    VALUE      PURCHASES     PROCEEDS     APPRECIATION       VALUE      DIVIDEND     REALIZED
                                  10/31/08      AT COST     FROM SALES   (DEPRECIATION)    04/30/09      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------

Chemtrade Logistics Income
  Fund                          $ 25,276,186  $ 2,029,650  $   (708,291)  $(13,437,819)  $ 13,159,726  $1,184,259  $   (197,555)
-------------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.                       7,908,547           --            --     (3,142,684)     4,765,863          --            --
-------------------------------------------------------------------------------------------------------------------------------
Hampshire Group, Ltd.              2,958,192           --            --     (1,239,002)     1,719,190          --            --
-------------------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc.                8,061,986           --            --     (2,320,279)     5,741,707          --            --
-------------------------------------------------------------------------------------------------------------------------------
MEGA Brands Inc.                   5,062,971           --        (2,375)    (3,848,815)     1,211,781          --       (22,362)
-------------------------------------------------------------------------------------------------------------------------------
NutriSystem, Inc.                 28,710,350           --    (5,213,405)      (599,235)    22,897,710     710,150   (13,593,682)
-------------------------------------------------------------------------------------------------------------------------------
Smart Modular Technologies WWH
  Inc.                            16,367,714           --            --     (1,509,936)    14,857,778          --            --
===============================================================================================================================
  Total Investments in
     Affiliates                 $ 94,345,946  $ 2,029,650  $ (5,924,071)  $(26,097,770)  $ 64,353,755  $1,894,409  $(13,813,599)
_______________________________________________________________________________________________________________________________
===============================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,862.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


13        AIM TRIMARK SMALL COMPANIES FUND

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,455 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $46,715,284 and $112,602,011, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  12,258,579
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (291,173,662)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(278,915,083)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $644,628,987.




14        AIM TRIMARK SMALL COMPANIES FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
                                                            -------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                 APRIL 30, 2009(a)                 OCTOBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    1,619,503     $ 12,908,704       9,766,999     $ 131,935,709
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       90,772          714,194         277,316         3,578,277
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      430,306        3,292,896       2,307,942        30,081,857
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      372,878        2,933,801       1,497,440        19,778,767
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    79,615          561,163          55,818           590,298
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        3,709,157       29,301,973       7,133,591        95,208,285
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      278,634        2,190,663       1,497,173        21,319,741
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       19,084          145,036          92,245         1,279,445
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       97,374          739,069         378,322         5,243,548
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       22,491          175,203          45,275           640,186
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        1,036            8,119              --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          420,029        3,343,433         638,919         9,238,770
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       73,375          586,653         178,067         2,212,628
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (76,026)        (586,653)       (183,434)       (2,212,628)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (5,466,040)     (42,727,161)    (18,405,587)     (232,761,883)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (236,058)      (1,800,281)       (717,112)       (8,872,377)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,617,482)     (12,206,625)     (3,164,217)      (38,272,561)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (626,847)      (5,007,797)       (667,212)       (8,264,201)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (32,219)        (246,500)           (329)           (2,907)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,609,439)     (12,823,331)     (1,968,383)      (24,350,073)
=========================================================================================================================
     Net increase (decrease) in share activity              (2,449,857)    $(18,497,441)     (1,237,167)    $   6,370,881
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:


     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      54,735      $ 579,094
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (54,735)     $(579,094)
     ==================================================================================================





15        AIM TRIMARK SMALL COMPANIES FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 9.21     $ 0.02(c)     $(0.47)      $(0.45)     $   --        $(0.12)        $(0.12)      $ 8.64
Year ended 10/31/08           16.71       0.03(c)      (6.71)       (6.68)      (0.09)        (0.73)         (0.82)        9.21
Year ended 10/31/07           16.07       0.17(c)       1.64         1.81          --         (1.17)         (1.17)       16.71
Year ended 10/31/06           13.67      (0.01)(c)      2.65         2.64          --         (0.24)         (0.24)       16.07
Year ended 10/31/05           11.90      (0.06)(c)      1.90         1.84          --         (0.07)         (0.07)       13.67
Year ended 10/31/04(e)        10.00      (0.04)         1.94         1.90          --            --             --        11.90
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      8.92      (0.01)(c)     (0.47)       (0.48)         --         (0.12)         (0.12)        8.32
Year ended 10/31/08           16.24      (0.06)(c)     (6.52)       (6.58)      (0.01)        (0.73)         (0.74)        8.92
Year ended 10/31/07           15.75       0.05(c)       1.61         1.66          --         (1.17)         (1.17)       16.24
Year ended 10/31/06           13.50      (0.12)(c)      2.61         2.49          --         (0.24)         (0.24)       15.75
Year ended 10/31/05           11.84      (0.15)(c)      1.88         1.73          --         (0.07)         (0.07)       13.50
Year ended 10/31/04(e)        10.00      (0.08)         1.92         1.84          --            --             --        11.84
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.91      (0.01)(c)     (0.47)       (0.48)         --         (0.12)         (0.12)        8.31
Year ended 10/31/08           16.22      (0.06)(c)     (6.51)       (6.57)      (0.01)        (0.73)         (0.74)        8.91
Year ended 10/31/07           15.74       0.05(c)       1.60         1.65          --         (1.17)         (1.17)       16.22
Year ended 10/31/06           13.50      (0.12)(c)      2.60         2.48          --         (0.24)         (0.24)       15.74
Year ended 10/31/05           11.83      (0.15)(c)      1.89         1.74          --         (0.07)         (0.07)       13.50
Year ended 10/31/04(e)        10.00      (0.07)         1.90         1.83          --            --             --        11.83
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      9.13       0.01(c)      (0.47)       (0.46)         --         (0.12)         (0.12)        8.55
Year ended 10/31/08           16.58       0.01(c)      (6.66)       (6.65)      (0.07)        (0.73)         (0.80)        9.13
Year ended 10/31/07           15.98       0.13(c)       1.64         1.77          --         (1.17)         (1.17)       16.58
Year ended 10/31/06           13.64      (0.05)(c)      2.63         2.58          --         (0.24)         (0.24)       15.98
Year ended 10/31/05           11.89      (0.09)(c)      1.91         1.82          --         (0.07)         (0.07)       13.64
Year ended 10/31/04(e)        10.56      (0.04)         1.37         1.33          --            --             --        11.89
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      9.21       0.03         (0.47)       (0.44)      (0.03)        (0.12)         (0.15)        8.62
Year ended 10/31/08(e)        10.58       0.00         (1.37)       (1.37)         --            --             --         9.21
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      9.39       0.04         (0.49)       (0.45)      (0.06)        (0.12)         (0.18)        8.76
Year ended 10/31/08           17.00       0.10         (6.84)       (6.74)      (0.14)        (0.73)         (0.87)        9.39
Year ended 10/31/07           16.26       0.25          1.66         1.91          --         (1.17)         (1.17)       17.00
Year ended 10/31/06           13.76       0.06          2.68         2.74          --         (0.24)         (0.24)       16.26
Year ended 10/31/05           11.92      (0.00)         1.91         1.91          --         (0.07)         (0.07)       13.76
Year ended 10/31/04(e)        10.56      (0.02)         1.38         1.36          --            --             --        11.92
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (4.77)%    $146,522           1.56%(d)          1.56%(d)        0.52%(d)       13%
Year ended 10/31/08          (41.70)      188,482           1.37              1.38            0.28           41
Year ended 10/31/07           12.10       458,286           1.27              1.34            1.06           44
Year ended 10/31/06           19.55       193,127           1.41              1.52           (0.06)          47
Year ended 10/31/05           15.55       127,013           1.51              1.61           (0.45)          20
Year ended 10/31/04(e)        19.00        21,862           2.01(f)           3.26(f)        (1.17)(f)       29
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (5.26)        9,802           2.31(d)           2.31(d)        (0.23)(d)       13
Year ended 10/31/08          (42.12)       12,304           2.12              2.13           (0.47)          41
Year ended 10/31/07           11.35        31,025           2.02              2.09            0.31           44
Year ended 10/31/06           18.67        21,066           2.16              2.27           (0.81)          47
Year ended 10/31/05           14.69        19,582           2.21              2.31           (1.15)          20
Year ended 10/31/04(e)        18.40         6,558           2.66(f)           3.91(f)        (1.82)(f)       29
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (5.27)       46,763           2.31(d)           2.31(d)        (0.23)(d)       13
Year ended 10/31/08          (42.12)       59,806           2.12              2.13           (0.47)          41
Year ended 10/31/07           11.28       116,625           2.02              2.09            0.31           44
Year ended 10/31/06           18.60        42,640           2.16              2.27           (0.81)          47
Year ended 10/31/05           14.79        24,724           2.21              2.31           (1.15)          20
Year ended 10/31/04(e)        18.30         4,550           2.66(f)           3.91(f)        (1.82)(f)       29
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (4.92)       10,698           1.81(d)           1.81(d)         0.27(d)        13
Year ended 10/31/08          (41.82)       13,541           1.62              1.63            0.03           41
Year ended 10/31/07           11.90        10,073           1.52              1.59            0.81           44
Year ended 10/31/06           19.15         2,759           1.66              1.77           (0.31)          47
Year ended 10/31/05           15.39         1,755           1.71              1.81           (0.65)          20
Year ended 10/31/04(e)        12.59            34           2.16(f)           3.41(f)        (1.32)(f)       29
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (4.66)          895           1.31(d)           1.31(d)         0.77(d)        13
Year ended 10/31/08(e)       (12.95)          511           1.17(f)           1.17(f)         0.48(f)        41
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (4.53)      160,057           0.98(d)           0.98(d)         1.10(d)        13
Year ended 10/31/08          (41.45)      147,944           0.90              0.91            0.75           41
Year ended 10/31/07           12.60       169,019           0.86              0.93            1.47           44
Year ended 10/31/06           20.16        29,481           0.91              1.01            0.44           47
Year ended 10/31/05           16.11        18,708           1.02              1.12            0.04           20
Year ended 10/31/04(e)        12.88         5,094           1.60(f)           2.86(f)        (0.77)(f)       29
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $146,803, $9,777, $ 46,976, $10,703, $556, and $ 146,769 for
      Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares, respectively.
(e) Commencement date of November 4, 2003 for Class A, Class B, and Class C shares; April 30, 2004 for Class R and Institutional Class shares; and October 3, 2008 for Class Y shares.
(f)   Annualized.


16        AIM TRIMARK SMALL COMPANIES FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM TRIMARK SMALL COMPANIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $952.30        $ 7.55      $1,017.06       $ 7.80       1.56%
---------------------------------------------------------------------------------------------------
        B            1,000.00        947.40         11.15       1,013.34        11.53       2.31
---------------------------------------------------------------------------------------------------
        C            1,000.00        947.30         11.15       1,013.34        11.53       2.31
---------------------------------------------------------------------------------------------------
        R            1,000.00        950.80          8.75       1,015.82         9.05       1.81
---------------------------------------------------------------------------------------------------
        Y            1,000.00        953.40          6.34       1,018.30         6.56       1.31
---------------------------------------------------------------------------------------------------



  1 The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

  2 Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM TRIMARK SMALL COMPANIES FUND

Supplement to Semiannual Report dated 4/30/09

AIM TRIMARK SMALL COMPANIES FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 the most recent Fund prospectus as of the
                                             For periods ended 4/30/09                    date of this supplement for Institutional
The following information has been                                                        Class shares was 0.92%. The expense ratios
prepared to provide Institutional Class      Inception                            0.84%   presented above may vary from the expense
shareholders with a performance overview      5 Years                            -0.18    ratios presented in other sections of the
specific to their holdings. Institutional     1 Year                            -30.78    actual report that are based on expenses
Class shares are offered exclusively to       6 Months*                          -4.53    incurred during the period covered by the
institutional investors, including defined   ==========================================   report.
contribution plans that meet certain
criteria.                                    ==========================================        Had the advisor not waived fees
                                             AVERAGE ANNUAL TOTAL RETURNS                 and/or reimbursed expenses in the past,
                                             For periods ended 3/31/09, most recent       performance would have been lower.
                                             calendar quarter-end
                                                                                               Please note that past performance is
                                             Inception                           -2.13%   not indicative of future results. More
                                              5 Years                            -3.68    recent returns may be more or less than
                                              1 Year                            -37.97    those shown. All returns assume
                                              6 Months*                         -34.50    reinvestment of distributions at NAV.
                                                                                          Investment return and principal value will
                                             *    Cumulative total return that has not    fluctuate so your shares, when redeemed,
                                                  been annualized                         may be worth more or less than their
                                             ==========================================   original cost. See full report for
                                                                                          information on comparative benchmarks.
                                             Institutional Class shares' inception date   Please consult your Fund prospectus for
                                             is April 30,2004. Returns since that date    more information. For the most current
                                             are historical returns. All other returns    month-end performance, please call 800
                                             are blended returns of historical            451 4246 or visit invescoaim.com.
                                             Institutional Class share performance and
                                             restated Class A share performance (for      (1)  Total annual operating expenses less
                                             periods prior to the inception date of            any contractual fee waivers and/or
                                             Institutional Class shares) at net asset          expense reimbursements by the advisor
                                             value (NAV) and reflect the Rule 12b-1            in effect through at least June
                                             fees applicable to Class A shares. Class A        30,2009. See current prospectus for
                                             shares' inception date is November 4,             more information.
                                             2003.

                                                  Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                  The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.91%.(1) The total annual Fund
                                             operating expense ratio set forth in

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-SCO-INS-2   Invesco Aim Distributors, Inc.                                                      --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $954.70        $4.75       $1,019.93       $4.91        0.98%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM TRIMARK SMALL COMPANIES FUND

[GO PAPERLESS GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   o    EFFICIENT. Stop waiting for regular mail. Your documents
     trees used to produce paper.                                        will be sent Via email as soon as they're available.

o    ECONOMICAL. Help reduce your fund's printing and delivery      o    EASY. Download, save and print files using your home
     expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,                [INVESCO AIM LOGO]
Inc., Invesco Aim Capital. Management, Inc., Invesco Private Asset Management, Inc. and Invesco                    --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com   T-SCO-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

              There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

              Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

              Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

              Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 6, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 6, 2009


By: /s/ Sheri Morris
    --------------------------------
    Sheri Morris
    Principal Financial Officer

Date: July 6, 2009

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.